Portfolio of Investments September 30, 2024
Balanced
1
See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—99.9%(a)
FIXED INCOME—49.9%
3,584,407
Nuveen Life Core Bond Fund $ 33,334,982
TOTAL FIXED INCOME 33,334,982
INTERNATIONAL EQUITY—9.9%
664,153
Nuveen Life International Equity Fund 6,654,813
TOTAL INTERNATIONAL EQUITY 6,654,813
U.S. EQUITY—40.1%
304,292
Nuveen Life Core Equity Fund 6,706,606
293,987
Nuveen Life Growth Equity Fund 6,279,553
289,725
Nuveen Life Large Cap Value Fund 5,768,420
90,359
Nuveen Life Real Estate Securities Select Fund 1,346,345
87,062
Nuveen Life Small Cap Equity Fund 1,341,632
116,876
Nuveen Life Stock Index Fund 5,366,936
TOTAL U.S. EQUITY 26,809,492
TOTAL AFFILIATED INVESTMENT COMPANIES 66,799,287
(Cost $54,497,902)
TOTAL INVESTMENTS—99.9% 66,799,287
(Cost $54,497,902)
OTHER ASSETS & LIABILITIES, NET—0.1% 47,849
NET ASSETS—100.0% $ 66,847,136
(a)
The Fund invests its assets in the affiliated Nuveen Life Funds.

Core Bond
Portfolio of Investments September 30, 2024
2
See Notes to Portfolio of Investments
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
BANK LOAN OBLIGATIONS - 1.7%
CAPITAL GOODS - 0.1%
$ 104,543 (a),(b) Centuri Group, Inc, (CME Term SOFR 1M + 2.500%) 7 .460% 08/27/28 $ 104,454
94,352 (b) TransDigm, Inc, (CME Term SOFR 3M + 2.750%) 7 .354 03/22/30 94,444
TOTAL CAPITAL GOODS 198,898
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
19,003 (b) Camelot US Acquisition LLC, (CME Term SOFR 1M + 2.750%) 7 .997 01/31/31 18,998
69,867 (b) Dun & Bradstreet Corp, (CME Term SOFR 1M + 2.750%) 7 .605 01/18/29 69,887
36,350 (b) EAB Global, Inc, (CME Term SOFR 1M + 3.250%) 8 .095 08/16/28 36,264
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 125,149
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
61,953 (b) CNT Holdings I Corp, (CME Term SOFR 3M + 3.500%) 8 .752 11/08/27 62,167
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 62,167
CONSUMER SERVICES - 0.1%
37,120 (b) 1011778 BC ULC, (CME Term SOFR 1M + 1.750%) 6 .595 09/20/30 36,809
231,469 (b) Motion Finco Sarl, (CME Term SOFR 3M + 3.500%) 8 .104 11/12/29 223,049
TOTAL CONSUMER SERVICES 259,858
ENERGY - 0.0%
19,646 (b) Oryx Midstream Services Permian Basin LLC, (CME Term SOFR 1M + 3.000%) 8 .225 10/05/28 19,676
TOTAL ENERGY 19,676
FINANCIAL SERVICES - 0.0%
39,389 (b) Trans Union LLC, (CME Term SOFR 1M + 2.000%) 6 .845 12/01/28 39,414
TOTAL FINANCIAL SERVICES 39,414
FOOD, BEVERAGE & TOBACCO - 0.0%
57,101 (b) Triton Water Holdings, Inc, (CME Term SOFR 3M + 3.250%) 8 .115 03/31/28 57,066
TOTAL FOOD, BEVERAGE & TOBACCO 57,066
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
88,826 (b) Global Medical Response, Inc, (CME Term SOFR 1M + 4.750%) 9 .711 10/31/28 88,458
37,821 (b) ICU Medical, Inc, (CME Term SOFR 3M + 2.500%) 7 .254 01/08/29 37,839
84,454 (a),(b) Medline Borrower LP, (CME Term SOFR 1M + 2.750%) 7 .595 10/23/28 84,584
83,341 (b) Phoenix Newco, Inc, (CME Term SOFR 1M + 3.000%) 7 .845 11/15/28 83,452
511,613 (b) Surgery Center Holdings, Inc, (CME Term SOFR 1M + 2.750%) 7 .670 12/19/30 512,534
TOTAL HEALTH CARE EQUIPMENT & SERVICES 806,867
INSURANCE - 0.4%
100,000 (a),(b) Alliant Holdings Intermediate LLC, (CME Term SOFR 1M + 3.000%) 7 .965 09/19/31 99,553
432,945 (b) BroadStreet Partners, Inc, (CME Term SOFR 1M + 3.250%) 8 .095 06/13/31 431,717
100,000 (a),(b) HUB International Ltd, (CME Term SOFR 3M + 3.000%) 8 .255 06/20/30 99,967
99,741 (b) Ryan Specialty LLC, (CME Term SOFR 1M + 2.250%) 7 .095 09/15/31 99,866
138,019 (a),(b) Sedgwick Claims Management Services, Inc, (CME Term SOFR 3M + 3.000%) 8 .252 07/31/31 137,919
37,829 (b) USI, Inc, (CME Term SOFR 3M + 2.750%) 7 .354 09/27/30 37,759
TOTAL INSURANCE 906,781
MATERIALS - 0.1%
45,410 (b) Clydesdale Acquisition Holdings, Inc, (CME Term SOFR 1M + 3.175%) 8 .020 04/13/29 45,229
47,129 (b) Ecovyst Catalyst Technologies LLC, (CME Term SOFR 3M + 2.250%) 7 .502 06/12/31 46,904
14,734 (b) TricorBraun Holdings, Inc, (CME Term SOFR 1M + 3.250%) 8 .210 03/03/28 14,471
TOTAL MATERIALS 106,604
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,237 (b) Cushman & Wakefield plc, (CME Term SOFR 1M + 3.000%) 7 .845 01/31/30 1,240
50,542 (b) Cushman & Wakefield US Borrower LLC, (CME Term SOFR 1M + 3.000%) 7 .845 01/31/30 50,605
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 51,845
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
125,000 (a),(b) Icon Parent, Inc, (CME Term SOFR 3M + 2.000%) 6 .604 07/03/28 124,179
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 124,179
SOFTWARE & SERVICES - 0.2%
34,519 (b) Boxer Parent Co, Inc, (CME Term SOFR 3M + 3.750%) 9 .005 07/30/31 34,492
34,017 (b) Epicor Software Corp, (CME Term SOFR 1M + 3.250%) 8 .095 05/30/31 34,082
37,821 (b) Instructure Holdings, Inc, (CME Term SOFR 3M + 2.750%) 8 .074 10/30/28 37,892
150,000 (a),(b) Mitchell International, Inc, (CME Term SOFR 1M + 3.250%) 8 .095 06/17/31 147,982
80,582 (b) Rackspace Finance LLC, (CME Term SOFR 12 + 2.750%) 7 .982 05/15/28 44,975

3
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 17,552 (b) Rackspace Finance LLC, (CME Term SOFR 1M + 6.250%) 11 .483% 05/15/28 $ 17,857
57,180 (b) UKG, Inc, (CME Term SOFR 3M + 3.250%) 8 .555 02/10/31 57,252
TOTAL SOFTWARE & SERVICES 374,532
TRANSPORTATION - 0.1%
77,306 (b) Air Canada, (CME Term SOFR 3M + 2.500%) 7 .253 03/21/31 77,596
49,827 (b) SkyMiles IP Ltd, (CME Term SOFR 3M + 3.750%) 9 .032 10/20/27 50,811
TOTAL TRANSPORTATION 128,407
UTILITIES - 0.1%
133,944 (b) Talen Energy Supply LLC, (CME Term SOFR 3M + 3.500%) 8 .596 05/17/30 134,522
163,299 (b) Talen Energy Supply LLC, (CME Term SOFR 4 + 3.500%) 8 .596 05/17/30 164,003
TOTAL UTILITIES 298,525
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,548,378) 3,559,968
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 34 .5%
AUTOMOBILES & COMPONENTS - 1.1%
70,000 (c) Clarios Global LP 6 .750 05/15/28 72,153
5,000 Dana, Inc 5 .375 11/15/27 4,965
25,000 Dana, Inc 4 .250 09/01/30 22,447
200,000 Ford Motor Credit Co LLC 6 .950 03/06/26 204,690
200,000 Ford Motor Credit Co LLC 7 .350 03/06/30 216,592
100,000 General Motors Co 6 .125 10/01/25 100,948
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 344,378
50,000 General Motors Financial Co, Inc 6 .050 10/10/25 50,614
275,000 General Motors Financial Co, Inc 5 .000 04/09/27 278,040
75,000 General Motors Financial Co, Inc 5 .850 04/06/30 78,161
50,000 General Motors Financial Co, Inc 5 .750 02/08/31 51,697
300,000 General Motors Financial Co, Inc 5 .600 06/18/31 308,040
100,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 90,273
200,000 (c) Hyundai Capital Services, Inc 2 .125 04/24/25 197,032
100,000 Toyota Motor Credit Corp 4 .550 08/08/29 101,606
150,000 (c) ZF North America Capital, Inc 6 .875 04/14/28 151,412
TOTAL AUTOMOBILES & COMPONENTS 2,273,048
BANKS - 7.5%
200,000 (c) Banco de Credito e Inversiones S.A. 2 .875 10/14/31 178,495
200,000 (c) Banco del Estado de Chile 7 .950 N/A(d) 214,804
200,000 Banco Santander S.A. 6 .350 03/14/34 214,168
200,000 Banco Santander S.A. 9 .625 N/A(d) 235,129
200,000 Bancolombia S.A. 8 .625 12/24/34 214,710
200,000 (c) Bangkok Bank PCL 3 .466 09/23/36 176,348
200,000 (c) Bank Hapoalim BM 3 .255 01/21/32 185,388
200,000 (c) Bank Leumi Le-Israel BM 3 .275 01/29/31 189,824
1,000,000 Bank of America Corp 2 .592 04/29/31 906,842
700,000 Bank of America Corp 5 .288 04/25/34 727,774
350,000 Bank of America Corp 5 .468 01/23/35 368,061
350,000 Bank of America Corp 2 .676 06/19/41 263,157
400,000 Bank of America Corp 6 .100 N/A(d) 400,552
55,000 Bank of Montreal 3 .803 12/15/32 53,450
200,000 Barclays plc 3 .330 11/24/42 154,195
200,000 Barclays plc 9 .625 N/A(d) 225,183
150,000 (c) BNP Paribas S.A. 2 .819 11/19/25 149,426
300,000 (c) BNP Paribas S.A. 1 .904 09/30/28 278,718
200,000 (c) BNP Paribas S.A. 7 .750 N/A(d) 210,688
200,000 (c) BNP Paribas S.A. 7 .375 N/A(d) 201,796
350,000 CitiBank NA 5 .570 04/30/34 373,381
150,000 Citigroup, Inc 3 .200 10/21/26 146,921
125,000 Citigroup, Inc 4 .300 11/20/26 124,873
80,000 Citigroup, Inc 4 .125 07/25/28 79,352
140,000 Citigroup, Inc 2 .572 06/03/31 125,988
775,000 Citigroup, Inc 6 .270 11/17/33 851,350
175,000 Citigroup, Inc 7 .625 N/A(d) 186,966

Core Bond
4
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.5% (continued)
$ 100,000 Citigroup, Inc 4 .000 % N/A(d) $ 97,905
325,000 (c) Cooperatieve Rabobank UA 1 .339 06/24/26 316,739
200,000 (a),(c) Credit Agricole S.A. 6 .700 N/A(d) 199,658
200,000 (c) Credit Agricole S.A. 8 .125 N/A(d) 205,750
150,000 (e) Deutsche Bank AG. 5 .371 09/09/27 154,371
150,000 Deutsche Bank AG. 6 .819 11/20/29 161,470
125,000 Deutsche Bank AG. 4 .999 09/11/30 125,675
200,000 Deutsche Bank AG. 6 .000 N/A(d) 195,544
200,000 HSBC Holdings plc 4 .292 09/12/26 199,086
50,000 HSBC Holdings plc 2 .013 09/22/28 46,651
225,000 HSBC Holdings plc 7 .390 11/03/28 243,585
200,000 HSBC Holdings plc 6 .875 N/A(d) 206,021
200,000 HSBC Holdings plc 6 .950 N/A(d) 206,003
200,000 HSBC Holdings plc 8 .000 N/A(d) 214,325
200,000 ING Groep NV 6 .500 N/A(d) 200,167
125,000 JPMorgan Chase & Co 4 .323 04/26/28 125,250
400,000 JPMorgan Chase & Co 5 .581 04/22/30 419,836
275,000 JPMorgan Chase & Co 3 .702 05/06/30 267,472
75,000 JPMorgan Chase & Co 1 .953 02/04/32 64,445
125,000 JPMorgan Chase & Co 4 .912 07/25/33 127,672
650,000 JPMorgan Chase & Co 5 .350 06/01/34 680,170
100,000 JPMorgan Chase & Co 6 .254 10/23/34 111,219
300,000 JPMorgan Chase & Co 5 .766 04/22/35 323,285
50,000 JPMorgan Chase & Co 2 .525 11/19/41 36,893
250,000 JPMorgan Chase & Co 3 .157 04/22/42 200,553
363,000 JPMorgan Chase & Co 6 .100 N/A(d) 363,000
175,000 JPMorgan Chase & Co 6 .875 N/A(d) 187,651
160,000 JPMorgan Chase & Co 3 .650 N/A(d) 154,791
200,000 Lloyds Banking Group plc 7 .500 N/A(d) 201,829
250,000 M&T Bank Corp 3 .500 N/A(d) 221,944
250,000 (c) NBK SPC Ltd 1 .625 09/15/27 235,618
125,000 PNC Financial Services Group, Inc 6 .200 N/A(d) 127,250
100,000 Toronto-Dominion Bank 3 .625 09/15/31 98,129
200,000 Truist Financial Corp 4 .950 N/A(d) 198,124
100,000 US Bancorp 4 .839 02/01/34 99,930
375,000 Wells Fargo & Co 2 .393 06/02/28 356,556
100,000 Wells Fargo & Co 6 .303 10/23/29 106,996
250,000 Wells Fargo & Co 3 .900 N/A(d) 242,976
125,000 (e) Wells Fargo & Co 7 .625 N/A(d) 136,129
TOTAL BANKS 15,298,207
CAPITAL GOODS - 1.3%
25,000 (c) Beacon Roofing Supply, Inc 6 .500 08/01/30 25,875
450,000 Boeing Co 2 .196 02/04/26 433,345
75,000 Boeing Co 5 .705 05/01/40 73,177
300,000 Boeing Co 5 .805 05/01/50 289,836
50,000 (c) Chart Industries, Inc 7 .500 01/01/30 52,696
62,000 (c) H&E Equipment Services, Inc 3 .875 12/15/28 58,208
200,000 Honeywell International, Inc 5 .250 03/01/54 208,593
150,000 L3Harris Technologies, Inc 5 .400 07/31/33 156,682
50,000 Lockheed Martin Corp 1 .850 06/15/30 44,274
100,000 Lockheed Martin Corp 5 .200 02/15/64 103,507
175,000 Northrop Grumman Corp 3 .250 01/15/28 170,056
175,000 Raytheon Technologies Corp 4 .125 11/16/28 174,560
50,000 Raytheon Technologies Corp 2 .250 07/01/30 44,897
150,000 Raytheon Technologies Corp 6 .000 03/15/31 163,141
200,000 (c) Sisecam UK plc 8 .625 05/02/32 205,636
200,000 (c) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 215,669
80,000 (c) TransDigm, Inc 6 .875 12/15/30 83,774
15,000 (c) WESCO Distribution, Inc 7 .250 06/15/28 15,360

5
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.3% (continued)
$ 55,000 (c) Windsor Holdings III LLC 8 .500% 06/15/30 $ 58,832
TOTAL CAPITAL GOODS 2,578,118
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000 (c) ADT Corp 4 .875 07/15/32 38,206
15,000 (c) ASGN, Inc 4 .625 05/15/28 14,569
65,000 (c) GFL Environmental, Inc 5 .125 12/15/26 64,847
200,000 (c) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 214,609
50,000 (c) Prime Security Services Borrower LLC 5 .750 04/15/26 50,228
26,000 (c) Prime Security Services Borrower LLC 3 .375 08/31/27 24,705
70,000 (c) Prime Security Services Borrower LLC 6 .250 01/15/28 70,019
75,000 Verisk Analytics, Inc 3 .625 05/15/50 57,210
100,000 Waste Management, Inc 2 .500 11/15/50 65,411
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 599,804
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
25,000 (c) Asbury Automotive Group, Inc 4 .625 11/15/29 23,842
50,000 (c) Asbury Automotive Group, Inc 5 .000 02/15/32 47,414
150,000 Home Depot, Inc 4 .950 06/25/34 155,944
32,000 Kohl's Corp 4 .625 05/01/31 26,949
80,000 (c) LCM Investments Holdings II LLC 4 .875 05/01/29 76,869
40,000 (c) LCM Investments Holdings II LLC 8 .250 08/01/31 42,473
45,000 (c) Lithia Motors, Inc 4 .625 12/15/27 43,999
175,000 Lowe's Cos, Inc 4 .250 04/01/52 148,163
50,000 (c) Macy's Retail Holdings LLC 6 .125 03/15/32 48,462
38,000 (c) Magic Mergeco, Inc 5 .250 05/01/28 28,048
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 122,992
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 211,774
200,000 (c) Prosus NV 4 .193 01/19/32 187,474
15,000 (c) Wand NewCo 3, Inc 7 .625 01/30/32 15,802
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,180,205
CONSUMER DURABLES & APPAREL - 0.0%
50,000 Newell Brands, Inc 6 .375 09/15/27 50,570
TOTAL CONSUMER DURABLES & APPAREL 50,570
CONSUMER SERVICES - 0.2%
150,000 (c) Churchill Downs, Inc 6 .750 05/01/31 154,899
6,000 (c) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 6,026
74,000 (c) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 66,853
100,000 (c) Hilton Grand Vacations Borrower Escrow LLC 6 .625 01/15/32 101,226
20,000 (c) International Game Technology plc 4 .125 04/15/26 19,739
60,000 (c) International Game Technology plc 6 .250 01/15/27 61,245
20,000 (c) Light & Wonder International, Inc 7 .500 09/01/31 20,978
25,000 (c) Marriott Ownership Resorts, Inc 4 .500 06/15/29 23,517
50,000 (c) NCL Corp Ltd 5 .875 03/15/26 50,003
TOTAL CONSUMER SERVICES 504,486
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
70,000 (c) Albertsons Cos, Inc 6 .500 02/15/28 71,274
75,000 Kroger Co 5 .000 09/15/34 75,625
60,000 Kroger Co 3 .875 10/15/46 48,222
50,000 SYSCO Corp 6 .000 01/17/34 54,866
100,000 SYSCO Corp 3 .150 12/14/51 69,999
100,000 Target Corp 4 .500 09/15/34 100,009
100,000 Walmart, Inc 1 .050 09/17/26 94,966
200,000 Walmart, Inc 1 .800 09/22/31 173,938
175,000 Walmart, Inc 4 .500 04/15/53 168,795
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 857,694
ENERGY - 3.8%
100,000 (c) Antero Midstream Partners LP 6 .625 02/01/32 103,499
19,000 (c) Archrock Partners LP 6 .250 04/01/28 19,094
100,000 Cenovus Energy, Inc 2 .650 01/15/32 86,240
150,000 Cheniere Energy Partners LP 4 .500 10/01/29 147,949
150,000 Cheniere Energy Partners LP 3 .250 01/31/32 134,133
150,000 (c) Cheniere Energy Partners LP 5 .750 08/15/34 156,262
35,000 (c) Civitas Resources, Inc 8 .375 07/01/28 36,381

Core Bond
6
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.8% (continued)
$ 30,000 (c) Civitas Resources, Inc 8 .625% 11/01/30 $ 31,784
40,000 (c) Civitas Resources, Inc 8 .750 07/01/31 42,342
65,000 (c) CNX Resources Corp 7 .250 03/01/32 68,261
150,000 Diamondback Energy, Inc 4 .400 03/24/51 124,465
35,000 (c) DT Midstream, Inc 4 .125 06/15/29 33,479
30,000 (c) DT Midstream, Inc 4 .375 06/15/31 28,398
45,000 Ecopetrol S.A. 6 .875 04/29/30 44,941
200,000 Ecopetrol S.A. 4 .625 11/02/31 171,702
250,000 Enbridge, Inc 5 .700 03/08/33 263,487
150,000 Enbridge, Inc 8 .500 01/15/84 167,775
33,000 (c) Energean Israel Finance Ltd 4 .875 03/30/26 31,443
100,000 Energy Transfer LP 6 .550 12/01/33 110,401
50,000 Energy Transfer LP 5 .550 05/15/34 51,771
25,000 Energy Transfer LP 5 .400 10/01/47 23,806
100,000 Energy Transfer LP 6 .250 04/15/49 105,150
125,000 Energy Transfer LP 5 .000 05/15/50 112,928
250,000 Energy Transfer LP 5 .950 05/15/54 255,863
100,000 Energy Transfer Operating LP 5 .500 06/01/27 102,557
6,000 (c) EnLink Midstream LLC 5 .625 01/15/28 6,141
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 86,424
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 85,314
100,000 Enterprise Products Operating LLC 3 .200 02/15/52 70,900
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 17,875
100,000 (c) EQM Midstream Partners LP 4 .500 01/15/29 97,827
35,000 (c) EQM Midstream Partners LP 6 .375 04/01/29 36,138
25,000 (c) EQT Corp 3 .125 05/15/26 24,341
200,000 (c) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 170,691
50,000 Genesis Energy LP 8 .000 01/15/27 51,115
50,000 Genesis Energy LP 8 .250 01/15/29 51,773
10,000 (c) Hilcorp Energy I LP 5 .750 02/01/29 9,728
25,000 (c) Hilcorp Energy I LP 6 .000 04/15/30 24,368
9,000 (c) Hilcorp Energy I LP 6 .000 02/01/31 8,736
100,000 (c) Hilcorp Energy I LP 8 .375 11/01/33 107,810
100,000 (c) Kinetik Holdings LP 6 .625 12/15/28 103,785
40,000 (c) Kodiak Gas Services LLC 7 .250 02/15/29 41,396
275,000 Marathon Oil Corp 5 .300 04/01/29 285,154
75,000 Marathon Petroleum Corp 3 .800 04/01/28 73,730
100,000 Marathon Petroleum Corp 5 .000 09/15/54 89,007
400,000 (c) Matador Resources Co 6 .250 04/15/33 393,291
125,000 MPLX LP 4 .700 04/15/48 109,014
34,000 Murphy Oil Corp 5 .875 12/01/27 34,415
33,000 Occidental Petroleum Corp 5 .500 12/01/25 33,138
200,000 (c) Oleoducto Central S.A. 4 .000 07/14/27 191,492
100,000 ONEOK, Inc 4 .500 03/15/50 83,235
67,000 (c) Parkland Corp 4 .500 10/01/29 63,434
200,000 (c) Pertamina Persero PT 1 .400 02/09/26 191,245
200,000 Petrobras Global Finance BV 6 .000 01/13/35 198,035
100,000 (e) Petroleos Mexicanos 5 .950 01/28/31 86,549
67,000 Petroleos Mexicanos 6 .700 02/16/32 60,068
200,000 (c) Petronas Energy Canada Ltd 2 .112 03/23/28 185,736
200,000 Phillips 66 2 .150 12/15/30 175,191
100,000 Phillips 66 3 .300 03/15/52 69,498
200,000 (c) Qatar Petroleum 2 .250 07/12/31 175,862
200,000 (c) Raizen Fuels Finance S.A. 5 .700 01/17/35 200,200
175,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 177,859
200,000 (c) Saudi Arabian Oil Co 2 .250 11/24/30 175,832
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 123,745
23,000 Sunoco LP 4 .500 05/15/29 22,112
25,000 Targa Resources Partners LP 6 .500 07/15/27 25,314
150,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 108,623
50,000 TotalEnergies Capital S.A. 5 .488 04/05/54 51,672
75,000 TotalEnergies Capital S.A. 5 .638 04/05/64 78,206

7
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.8% (continued)
$ 200,000 TransCanada Trust 5 .500% 09/15/79 $ 193,136
17,000 (c) Transocean, Inc 8 .750 02/15/30 17,725
50,000 (c) US LIQUIDSCO0 5 .584 10/01/34 50,481
50,000 (c) US LIQUIDSCO0 6 .176 10/01/54 50,613
25,000 USA Compression Partners LP 6 .875 09/01/27 25,211
100,000 (c) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 92,973
90,000 (c) Venture Global LNG, Inc 8 .125 06/01/28 93,827
100,000 (c) Venture Global LNG, Inc 9 .875 02/01/32 111,119
300,000 Williams Cos, Inc 5 .650 03/15/33 313,963
TOTAL ENERGY 7,859,178
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
150,000 Agree LP 2 .000 06/15/28 137,055
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 98,631
100,000 (e) Alexandria Real Estate Equities, Inc 4 .900 12/15/30 102,058
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 80,357
100,000 American Tower Corp 2 .950 01/15/25 99,330
50,000 American Tower Corp 3 .375 10/15/26 49,133
150,000 American Tower Corp 3 .800 08/15/29 145,938
175,000 American Tower Corp 2 .900 01/15/30 161,826
50,000 American Tower Corp 2 .100 06/15/30 44,037
50,000 American Tower Corp 1 .875 10/15/30 43,073
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 198,864
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 92,204
50,000 CubeSmart LP 2 .250 12/15/28 45,984
150,000 Essential Properties LP 2 .950 07/15/31 130,566
50,000 Essex Portfolio LP 3 .000 01/15/30 46,438
110,000 Extra Space Storage LP 2 .400 10/15/31 94,632
175,000 Healthcare Realty Holdings LP 3 .875 05/01/25 173,652
125,000 Healthcare Realty Holdings LP 3 .500 08/01/26 122,859
50,000 Healthcare Realty Holdings LP 3 .100 02/15/30 45,941
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 87,290
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 82,245
100,000 Highwoods Realty LP 3 .875 03/01/27 97,738
50,000 Highwoods Realty LP 2 .600 02/01/31 42,601
155,000 (c) Iron Mountain, Inc 7 .000 02/15/29 161,558
100,000 Kimco Realty OP LLC 3 .250 08/15/26 97,667
100,000 Kite Realty Group LP 4 .950 12/15/31 100,127
50,000 Kite Realty Group LP 5 .500 03/01/34 51,508
200,000 Mid-America Apartments LP 2 .750 03/15/30 184,875
100,000 Mid-America Apartments LP 1 .700 02/15/31 84,745
100,000 Mid-America Apartments LP 2 .875 09/15/51 67,448
67,000 MPT Operating Partnership LP 3 .500 03/15/31 48,929
100,000 NNN REIT, Inc 5 .600 10/15/33 104,645
50,000 Regency Centers LP 3 .900 11/01/25 49,491
100,000 Regency Centers LP 3 .600 02/01/27 98,391
100,000 Regency Centers LP 2 .950 09/15/29 93,534
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,365,370
FINANCIAL SERVICES - 2.6%
250,000 AerCap Ireland Capital DAC 3 .000 10/29/28 236,159
150,000 AerCap Ireland Capital DAC 3 .850 10/29/41 125,426
225,000 Bank of New York Mellon Corp 4 .700 N/A(d) 223,246
185,000 Capital One Financial Corp 3 .950 N/A(d) 174,297
200,000 Charles Schwab Corp 5 .375 N/A(d) 199,665
30,000 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 29,145
100,000 Corebridge Financial, Inc 6 .050 09/15/33 106,618
75,000 Corebridge Financial, Inc 5 .750 01/15/34 79,051
250,000 Discover Bank 2 .700 02/06/30 225,157
100,000 (c) Equitable Financial Life Global Funding 1 .400 07/07/25 97,510
85,000 (c) FirstCash, Inc 6 .875 03/01/32 87,475
80,000 Fiserv, Inc 3 .500 07/01/29 77,291
100,000 Fiserv, Inc 5 .450 03/15/34 104,515
250,000 Fiserv, Inc 5 .150 08/12/34 256,345

Core Bond
8
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 200,000 Goldman Sachs Group, Inc 3 .500% 04/01/25 $ 198,762
300,000 Goldman Sachs Group, Inc 4 .482 08/23/28 301,586
150,000 Goldman Sachs Group, Inc 5 .851 04/25/35 161,175
50,000 Goldman Sachs Group, Inc 4 .411 04/23/39 47,138
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 81,432
150,000 Goldman Sachs Group, Inc 7 .500 N/A(d) 161,241
40,000 (c) HAT Holdings I LLC 8 .000 06/15/27 42,375
50,000 Icahn Enterprises LP 5 .250 05/15/27 47,912
38,000 Icahn Enterprises LP 4 .375 02/01/29 33,210
200,000 (c) Indian Railway Finance Corp Ltd 3 .249 02/13/30 187,238
125,000 Morgan Stanley 2 .188 04/28/26 123,042
475,000 Morgan Stanley 3 .125 07/27/26 466,537
100,000 Morgan Stanley 5 .449 07/20/29 103,910
250,000 Morgan Stanley 5 .250 04/21/34 258,197
100,000 Morgan Stanley 5 .424 07/21/34 104,286
75,000 Morgan Stanley 5 .831 04/19/35 80,561
200,000 Morgan Stanley 5 .320 07/19/35 207,685
50,000 Navient Corp 5 .500 03/15/29 48,504
60,000 Northern Trust Corp 4 .600 N/A(d) 59,386
15,000 (c) PennyMac Financial Services, Inc 7 .875 12/15/29 15,995
15,000 Springleaf Finance Corp 5 .375 11/15/29 14,415
175,000 State Street Corp 6 .700 N/A(d) 181,298
150,000 UBS Group AG. 3 .750 03/26/25 149,218
125,000 (c) UBS Group AG. 1 .305 02/02/27 119,542
200,000 (c) UBS Group AG. 3 .179 02/11/43 155,912
50,000 Visa, Inc 2 .700 04/15/40 39,330
TOTAL FINANCIAL SERVICES 5,411,787
FOOD, BEVERAGE & TOBACCO - 1.3%
75,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 75,302
200,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 196,969
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 389,899
325,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 338,705
200,000 (c) Bimbo Bakeries USA, Inc 6 .050 01/15/29 211,335
50,000 Campbell Soup Co 5 .250 10/13/54 49,666
175,000 (c) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 155,142
100,000 Constellation Brands, Inc 4 .400 11/15/25 99,880
100,000 Constellation Brands, Inc 3 .700 12/06/26 99,002
100,000 Constellation Brands, Inc 3 .150 08/01/29 94,874
100,000 Constellation Brands, Inc 2 .875 05/01/30 92,189
100,000 Constellation Brands, Inc 2 .250 08/01/31 86,454
100,000 Diageo Capital plc 2 .125 10/24/24 99,814
100,000 Kraft Heinz Foods Co 4 .375 06/01/46 88,504
300,000 Philip Morris International, Inc 5 .250 02/13/34 311,554
35,000 (c) Post Holdings, Inc 6 .250 02/15/32 36,040
75,000 (c) Primo Water Holdings, Inc 4 .375 04/30/29 71,907
200,000 (c) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 207,678
TOTAL FOOD, BEVERAGE & TOBACCO 2,704,914
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
50,000 Boston Scientific Corp 2 .650 06/01/30 45,961
35,000 Centene Corp 2 .450 07/15/28 32,232
180,000 Centene Corp 3 .000 10/15/30 161,141
40,000 (c) CHS 5 .250 05/15/30 36,812
55,000 Cigna Group 3 .200 03/15/40 43,448
300,000 CVS Health Corp 4 .780 03/25/38 283,053
150,000 CVS Health Corp 5 .050 03/25/48 136,909
50,000 (c) DaVita, Inc 4 .625 06/01/30 47,665
100,000 Elevance Health, Inc 2 .250 05/15/30 89,566
100,000 Elevance Health, Inc 5 .125 02/15/53 98,124
160,000 HCA, Inc 5 .625 09/01/28 166,118
350,000 HCA, Inc 3 .625 03/15/32 323,650
300,000 Humana, Inc 2 .150 02/03/32 252,333
50,000 Humana, Inc 5 .875 03/01/33 53,080

9
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.0% (continued)
$ 10,000 Tenet Healthcare Corp 4 .625% 06/15/28 $ 9,814
80,000 Tenet Healthcare Corp 4 .375 01/15/30 76,755
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 212,798
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,069,459
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000 Church & Dwight Co, Inc 2 .300 12/15/31 65,535
40,000 (c) Coty, Inc 6 .625 07/15/30 41,561
100,000 Haleon US Capital LLC 3 .625 03/24/32 94,063
175,000 Unilever Capital Corp 4 .625 08/12/34 177,538
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 378,697
INSURANCE - 1.7%
62,000 (c) Acrisure LLC 4 .250 02/15/29 58,571
85,000 (c) Alliant Holdings Intermediate LLC 6 .750 04/15/28 86,376
200,000 (c) Allianz SE 6 .350 09/06/53 217,549
150,000 Aon Corp 5 .350 02/28/33 156,707
200,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 206,745
75,000 Arthur J Gallagher & Co 5 .750 03/02/53 78,350
75,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 69,240
75,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 63,277
400,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 372,983
50,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 44,699
50,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 33,766
55,000 (c) HUB International Ltd 7 .250 06/15/30 57,303
50,000 (c) Liberty Mutual Group, Inc 3 .951 10/15/50 39,117
50,000 MetLife, Inc 5 .000 07/15/52 49,491
115,000 MetLife, Inc 3 .850 N/A(d) 113,143
130,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 136,358
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 138,732
300,000 Prudential Financial, Inc 5 .125 03/01/52 297,698
100,000 Prudential Financial, Inc 6 .500 03/15/54 106,876
200,000 Reinsurance Group of America, Inc 5 .750 09/15/34 210,682
200,000 (c) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 203,027
100,000 Verisk Analytics, Inc 5 .250 06/05/34 103,289
300,000 (b),(c) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 8 .102 01/05/27 304,290
250,000 (b),(c) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 7 .102 01/07/28 249,700
TOTAL INSURANCE 3,397,969
MATERIALS - 1.5%
100,000 Albemarle Corp 4 .650 06/01/27 100,441
200,000 (c) Alpek SAB de C.V. 3 .250 02/25/31 177,218
150,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 134,909
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 176,641
200,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 184,910
200,000 (c) Antofagasta plc 6 .250 05/02/34 212,828
95,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 101,943
38,000 Ball Corp 2 .875 08/15/30 33,821
225,000 Berry Global, Inc 1 .570 01/15/26 216,511
150,000 Berry Global, Inc 1 .650 01/15/27 140,816
200,000 (c) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 194,287
200,000 (c) Cemex SAB de C.V. 5 .450 11/19/29 202,667
200,000 (c) Freeport Indonesia PT 5 .315 04/14/32 203,346
65,000 (c) Mineral Resources Ltd 9 .250 10/01/28 69,211
100,000 Nutrien Ltd 2 .950 05/13/30 93,006
200,000 (c) OCP S.A. 3 .750 06/23/31 179,250
200,000 (c) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 189,350
200,000 (c) POSCO 4 .500 08/04/27 200,308
30,000 (c) Sealed Air Corp 7 .250 02/15/31 31,752
100,000 (c) Tronox, Inc 4 .625 03/15/29 93,413
200,000 (c) UltraTech Cement Ltd 2 .800 02/16/31 176,248
TOTAL MATERIALS 3,112,876
MEDIA & ENTERTAINMENT - 1.3%
100,000 (c) CCO Holdings LLC 5 .125 05/01/27 98,422
100,000 Charter Communications Operating LLC 4 .400 04/01/33 91,487

Core Bond
10
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.3% (continued)
$ 225,000 Charter Communications Operating LLC 6 .550% 06/01/34 $ 234,039
350,000 Charter Communications Operating LLC 4 .800 03/01/50 267,950
150,000 Comcast Corp 4 .150 10/15/28 150,234
300,000 Comcast Corp 3 .200 07/15/36 257,526
500,000 Comcast Corp 2 .887 11/01/51 335,984
200,000 (c),(e) CSC Holdings LLC 11 .250 05/15/28 193,063
40,000 (c) DIRECTV Holdings LLC 5 .875 08/15/27 39,273
15,000 Lamar Media Corp 3 .625 01/15/31 13,709
33,000 (c) News Corp 3 .875 05/15/29 31,212
110,000 (c) Sirius XM Radio, Inc 4 .000 07/15/28 103,779
50,000 (c) Sirius XM Radio, Inc 4 .125 07/01/30 45,344
50,000 Time Warner Cable LLC 5 .875 11/15/40 45,342
200,000 Warnermedia Holdings, Inc 3 .755 03/15/27 193,389
100,000 Warnermedia Holdings, Inc 4 .054 03/15/29 94,733
250,000 Warnermedia Holdings, Inc 5 .141 03/15/52 192,819
200,000 (e) Weibo Corp 3 .375 07/08/30 183,627
TOTAL MEDIA & ENTERTAINMENT 2,571,932
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
200,000 AbbVie, Inc 5 .050 03/15/34 208,904
150,000 AbbVie, Inc 4 .050 11/21/39 138,557
100,000 AbbVie, Inc 5 .400 03/15/54 106,036
400,000 Amgen, Inc 5 .250 03/02/33 416,430
250,000 Amgen, Inc 5 .650 03/02/53 262,982
30,000 (c) Avantor Funding, Inc 4 .625 07/15/28 29,322
75,000 Danaher Corp 2 .800 12/10/51 51,416
250,000 Gilead Sciences, Inc 5 .250 10/15/33 263,677
100,000 Gilead Sciences, Inc 2 .600 10/01/40 74,845
100,000 Gilead Sciences, Inc 5 .550 10/15/53 107,344
200,000 (c) Organon Finance  LLC 5 .125 04/30/31 188,424
400,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 413,778
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,261,715
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 25,919
29,000 (e) Kennedy-Wilson, Inc 5 .000 03/01/31 26,035
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 51,954
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
250,000 (c) Broadcom, Inc 3 .469 04/15/34 225,124
100,000 Broadcom, Inc 4 .800 10/15/34 99,917
365,000 (c) Broadcom, Inc 4 .926 05/15/37 364,684
115,000 NVIDIA Corp 2 .000 06/15/31 101,654
100,000 NXP BV 3 .400 05/01/30 94,464
125,000 NXP BV 3 .125 02/15/42 93,777
200,000 (c) TSMC Global Ltd 1 .000 09/28/27 182,370
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,161,990
SOFTWARE & SERVICES - 0.7%
105,000 Adobe, Inc 2 .300 02/01/30 96,482
200,000 (c),(e) CA Magnum Holdings 5 .375 10/31/26 196,998
90,000 (c) Gen Digital, Inc 6 .750 09/30/27 92,473
100,000 Microsoft Corp 1 .350 09/15/30 87,058
147,000 Microsoft Corp 2 .525 06/01/50 100,905
55,000 (c) Open Text Corp 3 .875 12/01/29 51,128
15,000 (c) Open Text Holdings, Inc 4 .125 02/15/30 14,080
250,000 Oracle Corp 4 .900 02/06/33 254,628
275,000 Oracle Corp 5 .375 09/27/54 274,832
125,000 Roper Technologies, Inc 1 .400 09/15/27 115,777
75,000 Roper Technologies, Inc 2 .000 06/30/30 65,887
200,000 Salesforce, Inc 2 .700 07/15/41 151,250
TOTAL SOFTWARE & SERVICES 1,501,498
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
165,000 Amphenol Corp 2 .800 02/15/30 152,645
175,000 Apple, Inc 2 .450 08/04/26 170,770
575,000 Apple, Inc 2 .050 09/11/26 556,452

11
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5% (continued)
$ 60,000 Apple, Inc 2 .650% 02/08/51 $ 41,259
80,000 (c) Imola Merger Corp 4 .750 05/15/29 78,062
50,000 (c) Sensata Technologies BV 4 .000 04/15/29 47,664
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,046,852
TELECOMMUNICATION SERVICES - 2.1%
564,000 AT&T, Inc 2 .550 12/01/33 475,389
150,000 AT&T, Inc 4 .500 05/15/35 146,066
855,000 AT&T, Inc 3 .550 09/15/55 625,377
250,000 (c) Bharti Airtel Ltd 3 .250 06/03/31 228,391
200,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 171,148
200,000 (c) Millicom International Cellular S.A. 4 .500 04/27/31 180,318
200,000 (c) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 194,174
100,000 Telefonica Emisiones S.A. 4 .895 03/06/48 90,904
455,000 T-Mobile USA, Inc 2 .625 02/15/29 423,833
225,000 T-Mobile USA, Inc 3 .875 04/15/30 218,806
325,000 T-Mobile USA, Inc 5 .050 07/15/33 333,123
100,000 T-Mobile USA, Inc 3 .000 02/15/41 76,800
125,000 T-Mobile USA, Inc 3 .300 02/15/51 90,743
825,000 Verizon Communications, Inc 2 .355 03/15/32 710,771
200,000 (c) Vmed O2 UK Financing I plc 4 .750 07/15/31 178,005
150,000 Vodafone Group plc 4 .250 09/17/50 125,152
TOTAL TELECOMMUNICATION SERVICES 4,269,000
TRANSPORTATION - 0.4%
200,000 (c) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 161,380
65,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 46,837
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 246,133
100,000 CSX Corp 3 .800 03/01/28 99,277
50,000 Union Pacific Corp 2 .891 04/06/36 43,021
100,000 Union Pacific Corp 3 .839 03/20/60 79,899
160,000 (c) XPO, Inc 6 .250 06/01/28 163,639
TOTAL TRANSPORTATION 840,186
UTILITIES - 2.7%
100,000 AEP Transmission Co LLC 3 .100 12/01/26 97,773
100,000 AEP Transmission Co LLC 2 .750 08/15/51 66,026
150,000 AEP Transmission Co LLC 5 .400 03/15/53 155,403
200,000 Alabama Power Co 3 .125 07/15/51 142,329
100,000 American Water Capital Corp 3 .000 12/01/26 97,487
250,000 American Water Capital Corp 2 .800 05/01/30 231,966
60,000 American Water Capital Corp 4 .000 12/01/46 51,384
50,000 American Water Capital Corp 3 .750 09/01/47 40,761
100,000 American Water Capital Corp 3 .450 05/01/50 76,636
100,000 Atmos Energy Corp 1 .500 01/15/31 84,705
175,000 (a) Atmos Energy Corp 5 .000 12/15/54 170,925
125,000 Baltimore Gas and Electric Co 3 .750 08/15/47 101,281
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 48,689
100,000 Black Hills Corp 3 .150 01/15/27 97,282
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 90,104
200,000 (c) Comision Federal de Electricidad 5 .700 01/24/30 200,440
100,000 Commonwealth Edison Co 2 .750 09/01/51 65,992
150,000 Consolidated Edison Co of New York, Inc 5 .700 05/15/54 162,450
58,000 Consumers Energy Co 2 .650 08/15/52 38,713
60,000 Dominion Energy, Inc 2 .250 08/15/31 51,903
100,000 Dominion Energy, Inc 3 .300 04/15/41 77,437
50,000 Dominion Energy, Inc 7 .000 06/01/54 54,591
125,000 DTE Electric Co 5 .400 04/01/53 131,250
405,000 Duke Energy Corp 3 .300 06/15/41 318,984
50,000 Duke Energy Progress LLC 2 .500 08/15/50 31,660
100,000 Edison International 5 .375 N/A(d) 99,009
30,000 (c) Ferrellgas LP 5 .375 04/01/26 29,930
44,000 (c) Ferrellgas LP 5 .875 04/01/29 41,175
250,000 Florida Power & Light Co 4 .800 05/15/33 255,908
100,000 Florida Power & Light Co 3 .990 03/01/49 85,333

Core Bond
12
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 200,000 (c) Israel Electric Corp Ltd 3 .750% 02/22/32 $ 175,696
150,000 MidAmerican Energy Co 3 .650 04/15/29 147,361
95,000 MidAmerican Energy Co 3 .650 08/01/48 76,366
310,000 NiSource, Inc 1 .700 02/15/31 261,709
85,000 (c) NRG Energy, Inc 2 .450 12/02/27 79,635
50,000 NRG Energy, Inc 5 .750 01/15/28 50,372
100,000 Ohio Power Co 4 .150 04/01/48 83,506
100,000 Ohio Power Co 4 .000 06/01/49 81,934
12,000 (c) Pattern Energy Operations LP 4 .500 08/15/28 11,609
100,000 PECO Energy Co 3 .000 09/15/49 70,886
100,000 PECO Energy Co 2 .800 06/15/50 67,956
200,000 (c) Perusahaan Listrik Negara PT 3 .875 07/17/29 193,304
125,000 Public Service Co of Colorado 3 .200 03/01/50 89,391
100,000 Public Service Electric and Gas Co 4 .900 12/15/32 103,465
200,000 Public Service Electric and Gas Co 5 .450 03/01/54 212,338
28,000 (c) Superior Plus LP 4 .500 03/15/29 26,548
190,000 (c) Talen Energy Supply LLC 8 .625 06/01/30 207,066
50,000 Union Electric Co 5 .125 03/15/55 49,839
75,000 Virginia Electric and Power Co 2 .950 11/15/26 73,327
50,000 Virginia Electric and Power Co 5 .550 08/15/54 52,554
250,000 Wisconsin Power and Light Co 4 .950 04/01/33 255,236
TOTAL UTILITIES 5,567,624
TOTAL CORPORATE BONDS
(Cost $73,174,233) 70,915,133
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 48.3%
FOREIGN GOVERNMENT BONDS - 2.7%
200,000 (c) Angolan Government International Bond 8 .750 04/14/32 179,342
EUR 100,000 (c) Banque Ouest Africaine de Developpement 2 .750 01/22/33 92,418
50,000 (c) Bermuda Government International Bond 4 .750 02/15/29 50,105
225,000 Brazilian Government International Bond 6 .000 10/20/33 228,072
200,000 Colombia Government International Bond 8 .000 11/14/35 213,165
200,000 (c) Costa Rica Government International Bond 5 .625 04/30/43 187,066
79,525 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 57,744
56,442 (c) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 31,998
14,000 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 7,200
200,000 (c) Egypt Government International Bond 7 .053 01/15/32 173,103
100,000 European Investment Bank 4 .875 02/15/36 108,205
200,000 (c) Export-Import Bank of India 2 .250 01/13/31 173,853
200,000 (c) Guatemala Government Bond 3 .700 10/07/33 171,388
200,000 (c) Hungary Government International Bond 6 .125 05/22/28 208,500
109,375 (c) Iraq Government International Bond 5 .800 01/15/28 105,989
200,000 Israel Government International Bond 5 .375 03/12/29 203,226
200,000 (c) Ivory Coast Government International Bond 8 .250 01/30/37 205,742
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 195,043
200,000 (c) Korea Electric Power Corp 1 .125 06/15/25 195,303
200,000 (c) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 190,739
200,000 Mexico Government International Bond 5 .400 02/09/28 204,230
25,000 Mexico Government International Bond 3 .250 04/16/30 22,923
32,000 Mexico Government International Bond 6 .050 01/11/40 32,323
275,000 Mexico Government International Bond 4 .280 08/14/41 224,384
250,000 Mexico Government International Bond 6 .400 05/07/54 250,093
160,000 Panama Government International Bond 6 .700 01/26/36 166,537
200,000 (c) Paraguay Government International Bond 6 .000 02/09/36 210,839
130,000 Peruvian Government International Bond 3 .000 01/15/34 111,367
200,000 (c) Republic of Kenya Government International Bond 9 .750 02/16/31 202,140
100,000 Republic of Poland Government International Bond 4 .875 10/04/33 101,652
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 143,229
102,000 (c),(f) Romanian Government International Bond 5 .875 01/30/29 104,466
275,000 (c) Rwanda International Government Bond 5 .500 08/09/31 227,389
200,000 (c) Saudi Government International Bond 3 .750 01/21/55 147,775

13
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 200,000 (c) Serbia Government International Bond 2 .125% 12/01/30 $ 167,762
200,000 Turkiye Government International Bond 7 .625 05/15/34 212,253
TOTAL FOREIGN GOVERNMENT BONDS 5,507,563
MORTGAGE BACKED - 24.6%
100,000 (b),(c) Angel Oak Mortgage Trust 2 .837 11/25/66 73,208
83,525 (b),(c) Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 72,309
1,474,228 (b),(c) Citigroup Mortgage Loan Trust 0 .155 02/25/52 12,755
310,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8 .380 03/25/42 323,286
430,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .913 06/25/42 465,388
85,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 8 .630 01/25/43 89,726
35,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 10 .613 05/25/43 38,643
445,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8 .363 06/25/43 467,324
125,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 132,546
80,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .830 10/25/43 83,999
61,270 (b) Fannie Mae REMICS, (SOFR30A + 5.836%) 0 .555 09/25/43 9,076
107,302 Fannie Mae REMICS 3 .500 02/25/48 97,041
77,010 Fannie Mae REMICS 4 .000 07/25/48 73,710
148,751 Fannie Mae REMICS 2 .000 08/25/50 19,459
174,590 Fannie Mae REMICS 2 .000 10/25/50 122,743
436,891 Fannie Mae REMICS 2 .500 11/25/50 62,239
81,460 Fannie Mae REMICS 3 .000 02/25/51 13,726
194,219 Fannie Mae REMICS 2 .500 11/25/51 23,881
258,639 Fannie Mae REMICS 3 .500 04/25/52 208,897
177,336 Fannie Mae REMICS 4 .500 07/25/52 175,844
110,221 Fannie Mae REMICS 4 .500 08/25/52 98,113
80,420 Fannie Mae REMICS 4 .000 09/25/52 70,931
97,808 Fannie Mae REMICS 4 .000 09/25/52 90,398
82,049 Fannie Mae REMICS 4 .500 10/25/52 78,458
87,519 Fannie Mae REMICS 4 .500 10/25/52 86,222
127,754 Fannie Mae REMICS 5 .500 11/25/52 130,729
760,830 Federal Home Loan Mortgage Corp (FHLMC) 3 .000 11/01/49 694,206
162,261 FHLMC 2 .500 11/01/51 140,591
196,168 FHLMC 3 .000 11/01/51 179,618
173,886 FHLMC 3 .000 11/01/51 158,594
31,200 FHLMC 3 .000 11/01/51 28,655
50,989 FHLMC 3 .000 11/01/51 46,716
122,240 FHLMC 3 .000 02/01/52 109,952
166,427 FHLMC 3 .000 03/01/52 149,637
211,570 FHLMC 2 .500 04/01/52 184,311
111,802 FHLMC 3 .000 04/01/52 101,752
503,872 FHLMC 4 .000 04/01/52 484,662
74,837 FHLMC 3 .000 06/01/52 67,602
495,374 FHLMC 3 .000 06/01/52 445,309
357,664 FHLMC 4 .500 06/01/52 352,030
1,529,898 FHLMC 4 .500 07/01/52 1,504,448
357,246 FHLMC 4 .500 07/01/52 351,618
31,659 FHLMC 3 .000 10/01/52 28,447
117,032 FHLMC 6 .000 11/01/52 120,011
109,814 FHLMC 3 .500 12/01/52 102,268
466,718 FHLMC 5 .500 08/01/53 472,621
12,222 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 12,553
4,113 FGLMC 5 .000 07/01/39 4,242
119,599 FGLMC 3 .500 04/01/45 114,348
328,964 FGLMC 3 .500 08/01/45 315,620
8,761 FGLMC 4 .500 06/01/47 8,795
195,368 FGLMC 4 .000 09/01/47 191,209
75,863 FGLMC 3 .500 12/01/47 72,033
67,130 FGLMC 4 .500 08/01/48 67,412
66,400 Federal National Mortgage Association (FNMA) 3 .500 06/01/32 65,174
52,637 FNMA 5 .000 05/01/35 53,968
5,722 FNMA 7 .500 07/01/35 5,915
61,459 FNMA 5 .000 02/01/36 63,069

Core Bond
14
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 64,711 FNMA 3 .000% 10/01/39 $ 60,662
50,871 FNMA 3 .000 05/01/40 47,930
88,147 FNMA 5 .000 09/01/40 90,810
49,121 FNMA 4 .000 09/01/42 48,266
34,179 FNMA 4 .500 03/01/44 34,500
291,274 FNMA 4 .000 05/01/44 287,642
126,081 FNMA 4 .500 10/01/44 126,298
235,817 FNMA 4 .500 11/01/44 236,223
52,442 FNMA 5 .000 11/01/44 54,022
19,060 FNMA 4 .000 01/01/45 18,728
261,239 FNMA 3 .500 01/01/46 248,330
15,034 FNMA 4 .000 04/01/46 14,772
107,174 FNMA 3 .500 07/01/46 101,791
262,613 FNMA 3 .500 07/01/46 250,752
47,208 FNMA 3 .000 10/01/46 42,554
5,748 FNMA 3 .000 11/01/47 5,167
125,862 FNMA 3 .500 11/01/47 119,981
158,451 FNMA 3 .500 01/01/48 150,197
71,078 FNMA 4 .500 01/01/48 71,298
63,322 FNMA 4 .500 02/01/48 63,512
36,658 FNMA 4 .500 05/01/48 36,768
52,600 FNMA 4 .500 05/01/48 52,757
207,061 FNMA 3 .000 07/01/50 189,673
177,628 FNMA 2 .500 08/01/51 154,991
141,983 FNMA 3 .000 09/01/51 129,582
651,038 FNMA 2 .500 12/01/51 567,745
305,497 FNMA 2 .500 02/01/52 266,910
83,451 FNMA 2 .500 02/01/52 72,809
271,896 FNMA 3 .000 02/01/52 245,212
248,742 FNMA 3 .500 02/01/52 234,973
389,354 FNMA 3 .000 04/01/52 353,157
102,778 FNMA 3 .000 04/01/52 92,417
148,864 FNMA 3 .000 05/01/52 135,159
400,580 FNMA 3 .500 05/01/52 375,331
573,506 FNMA 3 .500 05/01/52 534,071
488,048 FNMA 4 .000 05/01/52 469,394
17,774 FNMA 3 .000 06/01/52 15,965
121,500 FNMA 3 .500 06/01/52 113,700
426,195 FNMA 3 .500 06/01/52 397,440
799,519 FNMA 4 .000 06/01/52 767,763
173,808 FNMA 4 .500 06/01/52 171,071
427,020 FNMA 4 .500 06/01/52 419,702
1,502,813 FNMA 4 .000 07/01/52 1,444,256
1,866,632 FNMA 4 .000 07/01/52 1,793,987
166,030 FNMA 4 .500 07/01/52 163,416
107,272 FNMA 4 .500 07/01/52 105,583
711,790 FNMA 4 .500 07/01/52 700,372
1,474,684 FNMA 5 .000 08/01/52 1,477,198
779,677 FNMA 4 .000 09/01/52 749,062
2,795,500 FNMA 4 .500 09/01/52 2,749,550
98,700 FNMA 5 .000 09/01/52 98,840
1,670,544 FNMA 4 .000 10/01/52 1,605,192
349,720 FNMA 4 .500 10/01/52 343,936
232,048 FNMA 5 .000 10/01/52 232,198
524,708 FNMA 4 .000 11/01/52 504,283
1,266,263 FNMA 4 .500 11/01/52 1,245,324
8,976 FNMA 5 .000 01/01/53 8,984
984,661 FNMA 5 .000 02/01/53 984,869
370,994 FNMA 5 .500 02/01/53 375,419
34,436 FNMA 5 .000 06/01/53 34,733
718,789 FNMA 5 .500 06/01/53 727,160
1,440,502 FNMA 5 .000 08/01/53 1,439,583

15
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,933,702 FNMA 5 .500% 10/01/53 $ 1,956,072
2,145,759 FNMA 5 .500 05/01/54 2,170,861
166,516 Freddie Mac REMICS 3 .500 01/15/47 151,155
148,981 Freddie Mac REMICS 4 .000 01/15/48 143,694
149,083 Freddie Mac REMICS 4 .000 03/15/48 143,383
109,210 Freddie Mac REMICS 4 .000 04/15/48 104,459
79,049 (b) Freddie Mac REMICS, (SOFR30A + 9.737%) 1 .190 06/15/48 77,536
104,194 (b) Freddie Mac REMICS, (SOFR30A + 9.657%) 1 .110 10/15/48 96,045
133,458 Freddie Mac REMICS 2 .000 09/25/50 92,324
60,009 Freddie Mac REMICS 3 .000 09/25/50 45,936
129,551 Freddie Mac REMICS 3 .000 10/25/50 97,909
437,674 Freddie Mac REMICS 2 .500 02/25/51 73,602
163,361 Freddie Mac REMICS 2 .500 05/25/51 108,608
65,423 Freddie Mac REMICS 4 .000 08/25/52 56,430
76,354 Freddie Mac REMICS 5 .500 02/25/53 79,319
44,651 (b) Freddie Mac Strips, (SOFR30A + 5.806%) 0 .463 03/15/44 4,849
3,306 Government National Mortgage Association (GNMA) 5 .000 03/15/34 3,404
14,532 GNMA 5 .000 06/15/34 14,841
1,629 GNMA 5 .000 04/15/38 1,670
284,635 GNMA 5 .000 01/20/40 59,931
197,268 GNMA 5 .000 03/20/40 39,342
3,181 GNMA 4 .500 04/15/40 3,204
54,702 GNMA 2 .500 12/20/43 49,169
66,464 GNMA 3 .000 03/20/45 60,110
69,022 GNMA 4 .000 06/20/46 8,208
121,211 (b) GNMA, (TSFR1M + 5.986%) 1 .025 03/20/50 19,651
90,615 GNMA 3 .000 06/20/51 82,736
243,640 GNMA 3 .000 11/20/51 185,897
334,807 GNMA 3 .000 12/20/51 254,838
258,912 GNMA 3 .000 01/20/52 200,259
95,448 GNMA 2 .500 02/20/52 81,793
309,898 GNMA 3 .000 02/20/52 223,500
196,275 GNMA 4 .000 04/20/52 171,727
207,812 GNMA 5 .000 04/20/52 38,742
58,834 GNMA 3 .000 05/20/52 53,638
864,872 GNMA 3 .500 07/20/52 812,395
109,038 GNMA 4 .000 07/20/52 92,962
518,279 GNMA 4 .000 08/20/52 500,996
347,550 GNMA 4 .500 08/20/52 343,671
152,586 GNMA 4 .500 09/20/52 145,954
158,629 GNMA 4 .500 09/20/52 151,926
44,048 GNMA 5 .000 11/20/52 44,186
107,371 GNMA 4 .500 02/20/53 99,474
87,262 GNMA 5 .500 02/20/53 88,973
214,472 (b) GNMA, (SOFR30A + 6.950%) 1 .605 05/20/53 14,929
160,774 (b) GNMA, (SOFR30A + 23.205%) 2 .358 08/20/53 176,205
78,290 (b) GNMA, (SOFR30A + 25.350%) 4 .503 08/20/53 90,768
1,628,820 (b),(c) GS Mortgage-Backed Securities Trust 0 .151 08/25/51 13,379
224,325 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 187,692
164,713 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 137,399
120,262 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 107,038
92,362 (b),(c) GS Mortgage-Backed Securities Trust 2 .831 05/28/52 76,521
188,822 (b),(c) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 163,466
18,628 (b),(c) JP Morgan Mortgage Trust 3 .500 05/25/47 17,154
133,459 (b),(c) JP Morgan Mortgage Trust 3 .500 10/25/48 121,094
2,197 (b),(c) JP Morgan Mortgage Trust 4 .000 01/25/49 2,089
441,989 (b),(c) JP Morgan Mortgage Trust 0 .122 06/25/51 2,939
773,697 (b),(c) JP Morgan Mortgage Trust 0 .109 11/25/51 4,558
65,764 (b),(c) JP Morgan Mortgage Trust 2 .500 11/25/51 54,777
769,202 (b),(c) JP Morgan Mortgage Trust 0 .117 12/25/51 4,878
89,997 (b),(c) JP Morgan Mortgage Trust 2 .500 12/25/51 74,961
135,482 (b),(c) JP Morgan Mortgage Trust 2 .500 01/25/52 112,846

Core Bond
16
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 189,326 (b),(c) JP Morgan Mortgage Trust 0 .500% 04/25/52 $ 5,508
116,202 (b),(c) JP Morgan Mortgage Trust 3 .343 04/25/52 99,314
69,721 (b),(c) JP Morgan Mortgage Trust 3 .343 04/25/52 58,939
200,878 (b),(c) JP Morgan Mortgage Trust 2 .500 06/25/52 167,065
1,132,961 (c) JP Morgan Mortgage Trust 0 .224 07/25/52 13,219
210,925 (b),(c) JP Morgan Mortgage Trust 2 .500 07/25/52 175,422
293,609 (b),(c) JP Morgan Mortgage Trust 3 .250 07/25/52 256,319
318,824 (b),(c) JP Morgan Mortgage Trust 3 .000 08/25/52 276,010
170,861 (b),(c) JP Morgan Mortgage Trust 3 .000 10/25/52 147,925
107,868 (b),(c) JP Morgan Mortgage Trust 3 .000 11/25/52 93,523
134,248 (b),(c) JP Morgan Mortgage Trust 3 .000 04/25/53 116,220
85,522 (b),(c) JP Morgan Mortgage Trust 5 .000 06/25/53 83,942
85,522 (b),(c) JP Morgan Mortgage Trust 5 .500 06/25/53 84,961
115,246 (b),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 95,992
98,771 (b),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 82,269
118,837 (b),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 106,461
100,000 (b),(c) NLT Trust 2 .569 08/25/56 75,260
102,776 (b),(c) OBX 3 .000 01/25/52 88,975
207,970 (b),(c) RCKT Mortgage Trust 2 .500 02/25/52 172,964
190,511 (b),(c) RCKT Mortgage Trust 3 .000 05/25/52 164,937
85,691 (b),(c) RCKT Mortgage Trust 4 .000 06/25/52 79,625
5,839 (b),(c) Sequoia Mortgage Trust 4 .000 06/25/49 5,590
30,473 (b),(c) Sequoia Mortgage Trust 3 .500 12/25/49 27,839
79,481 (b),(c) Sequoia Mortgage Trust 2 .500 06/25/51 66,797
75,000 (b),(c) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 4.750%) 10 .030 02/25/42 79,462
365,000 (b),(c) STACR, (SOFR30A + 2.900%) 8 .180 04/25/42 377,963
95,000 (b),(c) STACR, (SOFR30A + 5.650%) 8 .647 04/25/42 102,650
435,000 (b),(c) STACR, (SOFR30A + 3.350%) 8 .630 05/25/42 456,483
620,000 (b),(c) STACR, (SOFR30A + 4.500%) 9 .780 06/25/42 665,682
280,000 (b),(c) STACR, (SOFR30A + 4.000%) 9 .280 07/25/42 298,205
290,000 (b),(c) STACR, (SOFR30A + 3.700%) 8 .980 09/25/42 306,639
70,000 (b),(c) STACR, (SOFR30A + 3.100%) 8 .444 03/25/43 73,401
1,573 (b),(c) STACR 3 .787 02/25/48 1,513
2,721 (b),(c) STACR 3 .847 05/25/48 2,657
230,000 (b),(c) STACR, (SOFR30A + 4.800%) 10 .080 10/25/50 262,661
100,000 (b),(c) Verus Securitization Trust 3 .207 11/25/59 95,639
21,814 (c) Verus Securitization Trust (Step Bond) 1 .733 05/25/65 20,891
77,517 (b),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 67,208
94,033 (b),(c) Wells Fargo Mortgage Backed Securities Trust 3 .313 08/25/51 81,177
TOTAL MORTGAGE BACKED 50,507,386
MUNICIPAL BONDS - 0.4%
200,000 City & County of San Francisco CA Community Facilities District 3 .264 09/01/25 198,117
200,000 City & County of San Francisco CA Community Facilities District 4 .038 09/01/34 192,639
170,000 New York State Dormitory Authority 4 .294 07/01/44 158,364
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 280,182
TOTAL MUNICIPAL BONDS 829,302
U.S. TREASURY SECURITIES - 20.6%
1,535,700 United States Treasury Bond 3 .000 11/15/45 1,273,671
1,615,000 United States Treasury Bond 2 .875 11/15/46 1,298,498
765,000 United States Treasury Bond 3 .000 05/15/47 625,895
176,000 United States Treasury Bond 3 .375 11/15/48 152,529
250,000 United States Treasury Note 4 .250 12/31/25 251,133
1,335,000 United States Treasury Note 4 .250 01/31/26 1,342,196
3,800,000 United States Treasury Note 4 .500 03/31/26 3,840,078
595,000 United States Treasury Note 4 .875 04/30/26 605,157
125,000 United States Treasury Note 4 .625 06/30/26 126,924
250,000 United States Treasury Note 4 .375 12/15/26 253,965
1,025,000 United States Treasury Note 4 .125 02/15/27 1,036,851
550,000 United States Treasury Note 4 .500 05/15/27 562,439
200,000 United States Treasury Note 3 .500 09/30/29 199,406
195,000 United States Treasury Note 4 .875 10/31/30 208,132
250,000 United States Treasury Note 4 .000 01/31/31 254,932

17
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 2,000,000 United States Treasury Note 4 .125% 03/31/31 $ 2,054,375
325,000 United States Treasury Note 4 .625 04/30/31 343,345
2,919,000 United States Treasury Note 4 .125 07/31/31 3,000,641
1,635,000 United States Treasury Note 3 .875 08/15/34 1,646,496
300,000 United States Treasury Note 2 .250 05/15/41 232,512
500,000 United States Treasury Note 2 .000 11/15/41 367,617
5,111,800 United States Treasury Note 2 .375 02/15/42 3,981,214
4,005,000 United States Treasury Note 3 .875 02/15/43 3,863,573
3,668,000 United States Treasury Note 4 .750 11/15/43 3,956,712
768,000 United States Treasury Note 4 .125 08/15/44 762,000
9,415,000 United States Treasury Note 4 .625 05/15/54 10,212,333
TOTAL U.S. TREASURY SECURITIES 42,452,624
TOTAL GOVERNMENT BONDS
(Cost $100,991,159) 99,296,875
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 13.5%
ASSET BACKED - 4.4%
218,857 (c) Alterna Funding III LLC 6 .260 05/16/39 222,816
Series - 2024 1A (Class A)
250,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 249,620
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 245,124
Series - 2020 3 (Class D)
80,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 77,844
Series - 2021 1 (Class D)
100,000 (c) AMSR Trust 3 .148 01/19/39 97,069
Series - 2019 SFR1 (Class C)
93,311 (c) Apollo aviation securitization 2 .798 01/15/47 85,415
Series - 2021 2A (Class A)
91,931 (c) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 89,998
Series - 2019 A (Class A)
92,795 (c) Capital Automotive REIT 1 .440 08/15/51 87,096
Series - 2021 1A (Class A1)
99,146 (c) Capital Automotive REIT 1 .920 08/15/51 93,069
Series - 2021 1A (Class A3)
500,000 Carmax Auto Owner Trust 1 .280 07/15/27 490,543
Series - 2021 1 (Class D)
97,125 (c) Cars Net Lease Mortgage Notes 2 .010 12/15/50 88,056
Series - 2020 1A (Class A1)
98,125 (c) Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 91,602
Series - 2020 1A (Class A3)
100,000 (c) Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 91,375
Series - 2020 1A (Class B1)
17,530 Carvana Auto Receivables Trust 1 .720 09/11/28 16,829
Series - 2021 N4 (Class C)
219,153 (c) Carvana Auto Receivables Trust 4 .130 12/11/28 216,855
Series - 2022 N1 (Class D)
250,000 (b),(c) Cayuga Park CLO Ltd, (TSFR3M + 1.912%) 1 .000 07/17/34 250,547
Series - 2020 1A (Class B1R)
144,702 (b),(c) CBRE Realty Finance, (LIBOR 3 M + 0.300%) 5 .863 04/07/52 362
Series - 2007 1A (Class A2)
1,678 Centex Home Equity 5 .540 01/25/32 1,703
Series - 2002 A (Class AF6)
449,726 (c) CF Hippolyta LLC 1 .690 07/15/60 435,161
Series - 2020 1 (Class A1)
218,016 (c) CF Hippolyta LLC 1 .990 07/15/60 197,617
Series - 2020 1 (Class A2)
89,945 (c) CF Hippolyta LLC 2 .280 07/15/60 86,112
Series - 2020 1 (Class B1)
235,612 (c) CF Hippolyta LLC 1 .530 03/15/61 221,346
Series - 2021 1A (Class A1)

Core Bond
18
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 235,612 (c) CF Hippolyta LLC 1 .980% 03/15/61 $ 216,868
Series - 2021 1A (Class B1)
230,000 (c) Cologix Data Centers US Issuer LLC 3 .300 12/26/51 217,905
Series - 2021 1A (Class A2)
118,750 (c) DB Master Finance LLC 4 .352 05/20/49 115,840
Series - 2019 1A (Class A23)
194,500 (c) DB Master Finance LLC 2 .045 11/20/51 184,321
Series - 2021 1A (Class A2I)
97,250 (c) DB Master Finance LLC 2 .493 11/20/51 89,257
Series - 2021 1A (Class A2II)
20,959 (c) Diamond Resorts Owner Trust 2 .050 11/21/33 20,288
Series - 2021 1A (Class B)
185,500 (c) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 184,576
Series - 2015 1A (Class A2II)
145,875 (c) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 134,392
Series - 2021 1A (Class A2I)
10,189 (b),(c) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%) 6 .069 05/25/37 10,135
Series - 2007 2 (Class A2C)
93,366 (c) FNA VI LLC 1 .350 01/10/32 87,458
Series - 2021 1A (Class A)
53,505 (c) HERO Funding Trust 3 .190 09/20/48 47,699
Series - 2017 3A (Class A1)
53,505 (c) HERO Funding Trust 3 .950 09/20/48 48,928
Series - 2017 3A (Class A2)
75,000 (c) Hertz Vehicle Financing LLC 1 .560 12/26/25 74,480
Series - 2021 1A (Class B)
44,091 (c) Hilton Grand Vacations Trust 2 .340 07/25/33 42,914
Series - 2019 AA (Class A)
2,980 (b) Home Equity Asset Trust, (TSFR1M + 1.614%) 3 .986 06/25/33 2,904
Series - 2003 1 (Class M1)
291,137 (c) Horizon Aircraft Finance II Ltd 3 .721 07/15/39 273,754
Series - 2019 1 (Class A)
179,191 (c) Horizon Aircraft Finance III Ltd 3 .425 11/15/39 163,062
Series - 2019 2 (Class A)
100,000 (c) Hpefs Equipment Trust 4 .430 09/20/29 99,572
Series - 2022 2A (Class C)
99,995 (b),(c) Invitation Homes Trust, (TSFR1M + 1.364%) 6 .461 01/17/38 99,870
Series - 2018 SFR4 (Class B)
250,000 (b),(c) Massachusetts St, (TSFR3M + 1.912%) 7 .213 01/15/35 250,313
Series - 2021 3A (Class B)
55,418 (c) MVW LLC 1 .830 05/20/39 52,457
Series - 2021 2A (Class B)
42,337 (c) MVW Owner Trust 3 .450 01/21/36 42,284
Series - 2018 1A (Class A)
38,868 (c) MVW Owner Trust 3 .000 11/20/36 38,263
Series - 2019 1A (Class B)
21,752 (c) Navient Private Education Refi Loan Trust 1 .310 01/15/69 20,380
Series - 2020 HA (Class A)
88,174 (c) Navient Student Loan Trust 3 .390 12/15/59 86,170
Series - 2019 BA (Class A2A)
248,169 (b),(c) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.322%) 6 .608 04/16/33 248,606
Series - 2021 40A (Class A)
250,000 (b),(c) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.662%) 6 .948 04/16/33 250,508
Series - 2021 40A (Class B)
226,013 (c) Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 214,542
Series - 2021 1A (Class A1)
92,767 (c) Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 86,946
Series - 2021 2A (Class A1)
250,000 (b),(c) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%) 7 .191 01/18/36 250,512
Series - 2021 10A (Class B)
150,000 (c) OneMain Financial Issuance Trust 1 .750 09/14/35 143,725
Series - 2020 2A (Class A)

19
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 53,621 (c) Oportun Funding XIV LLC 1 .210% 03/08/28 $ 52,430
Series - 2021 A (Class A)
170,000 (c) PFS Financing Corp 5 .340 04/15/29 174,459
Series - 2024 D (Class A)
17,751 (c) Settlement Fee Finance LLC 3 .840 11/01/49 17,722
Series - 2019 1A (Class A)
16,496 (c) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 15,913
Series - 2021 1A (Class A)
16,496 (c) Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 15,915
Series - 2021 1A (Class B)
16,496 (c) Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 15,942
Series - 2021 1A (Class C)
38,676 (c) SoFi Professional Loan Program LLC 2 .840 01/25/41 38,113
Series - 2017 F (Class A2FX)
175,000 (c) Stack Infrastructure Issuer LLC 1 .893 08/25/45 169,855
Series - 2020 1A (Class A2)
250,000 (c) Stack Infrastructure Issuer LLC 1 .877 03/26/46 238,872
Series - 2021 1A (Class A2)
3,972 (b) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%) 5 .869 09/25/34 3,792
Series - 2004 8 (Class M1)
250,000 (c) Subway Funding LLC 6 .028 07/30/54 257,933
Series - 2024 1A (Class A2I)
93,750 (c) Taco Bell Funding LLC 4 .970 05/25/46 93,884
Series - 2016 1A (Class A23)
127,725 (c) Taco Bell Funding LLC 1 .946 08/25/51 119,699
Series - 2021 1A (Class A2I)
98,250 (c) Taco Bell Funding LLC 2 .294 08/25/51 88,254
Series - 2021 1A (Class A2II)
250,000 (b),(c) TICP CLO VIII Ltd, (TSFR3M + 1.962%) 7 .244 10/20/34 250,526
Series - 2017 8A (Class A2R)
280,469 (c) Wendy's Funding LLC 2 .370 06/15/51 252,466
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 9,040,863
OTHER MORTGAGE BACKED - 9.1%
95,921 (b),(c) Agate Bay Mortgage Trust 3 .500 09/25/45 89,521
Series - 2015 6 (Class A9)
500,000 (c) BANK 2 .500 10/17/52 344,443
Series - 2019 BN21 (Class D)
200,000 (c) BBCMS Trust 4 .197 08/10/35 191,031
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 384,361
Series - 2019 B9 (Class AS)
800,000 Benchmark Mortgage Trust 2 .224 08/15/54 689,897
Series - 2021 B28 (Class A5)
500,000 (b) Benchmark Mortgage Trust 2 .244 08/15/54 400,081
Series - 2021 B28 (Class B)
125,000 Benchmark Mortgage Trust 3 .493 12/15/62 105,809
Series - 2019 B14 (Class B)
346,713 (b),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.392%) 6 .488 03/15/41 347,215
Series - 2024 XL5 (Class A)
250,000 (b),(c) CF Mortgage Trust 3 .603 04/15/52 225,313
Series - 2020 P1 (Class A2)
203,635 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 201,134
Series - 2016 C7 (Class ASB)
3,696 (b) CHL Mortgage Pass-Through Trust 5 .066 02/20/35 3,730
Series - 2004 HYB9 (Class 1A1)
250,000 (b),(c) Citigroup Commercial Mortgage Trust 3 .635 05/10/35 241,484
Series - 2013 375P (Class B)
100,000 (b),(c) Citigroup Commercial Mortgage Trust 4 .627 07/10/47 87,651
Series - 2014 GC23 (Class D)
250,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 221,679
Series - 2019 GC41 (Class AS)

Core Bond
20
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 276,000 Citigroup Commercial Mortgage Trust 3 .199% 08/10/56 $ 240,119
Series - 2019 GC41 (Class B)
24,723 COMM Mortgage Trust 2 .853 10/15/45 23,240
Series - 2012 CR4 (Class A3)
244,023 (b),(c) COMM Mortgage Trust 3 .637 06/10/46 243,444
Series - 2013 CR8 (Class B)
385,166 COMM Mortgage Trust 4 .377 05/10/47 376,271
Series - 2014 CR17 (Class B)
500,000 (b),(c) COMM Mortgage Trust 4 .767 06/10/47 194,697
Series - 2014 UBS3 (Class D)
300,000 (b) COMM Mortgage Trust 3 .603 03/10/48 290,791
Series - 2015 CR22 (Class AM)
200,000 (b),(c) COMM Mortgage Trust 4 .199 03/10/48 150,225
Series - 2015 CR22 (Class D)
550,000 (b) COMM Mortgage Trust 4 .183 05/10/48 531,529
Series - 2015 CR23 (Class B)
200,000 (b) COMM Mortgage Trust 4 .408 05/10/48 185,908
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 494,778
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 244,974
Series - 2015 CR27 (Class AM)
600,000 (b) COMM Mortgage Trust 4 .158 10/10/48 589,056
Series - 2015 LC23 (Class AM)
105,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%) 8 .280 04/25/42 108,504
Series - 2022 R05 (Class 2M2)
580,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 9 .130 05/25/42 616,893
Series - 2022 R06 (Class 1M2)
183,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8 .880 07/25/42 193,526
Series - 2022 R08 (Class 1M2)
465,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 10 .013 09/25/42 508,044
Series - 2022 R09 (Class 2M2)
360,000 (b),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 9 .013 12/25/42 386,427
Series - 2023 R01 (Class 1M2)
95,414 (b),(c) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 84,254
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 170,244
Series - 2020 C9 (Class AM)
250,000 (b),(c) DBSG Mortgage Trust 6 .846 06/10/37 255,356
Series - 2024 ALTA (Class C)
80,558 (b),(c) Flagstar Mortgage Trust 3 .984 10/25/47 73,283
Series - 2017 2 (Class B3)
1,978 (b),(c) Flagstar Mortgage Trust 4 .000 09/25/48 1,899
Series - 2018 5 (Class A11)
163,530 (b),(c) Flagstar Mortgage Trust 2 .500 06/01/51 136,208
Series - 2021 4 (Class A21)
2,871 (b),(c) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 2,755
Series - 2019 PJ2 (Class A4)
28,358 (b),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 24,783
Series - 2020 PJ4 (Class A4)
625,390 (b),(c) GS Mortgage-Backed Securities Corp Trust 0 .255 03/27/51 7,434
Series - 2020 PJ5 (Class AX1)
94,996 (b),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 83,047
Series - 2020 PJ5 (Class A4)
61,120 (b),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 50,996
Series - 2020 PJ6 (Class A4)
156,119 (b),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 130,129
Series - 2021 PJ5 (Class A4)
164,757 (b),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 142,640
Series - 2022 PJ2 (Class A36)
144,570 (b),(c) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 120,459
Series - 2021 PJ8 (Class A4)

21
See Notes to Portfolio of Investments
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 301,063 (b),(c) GS Mortgage-Backed Securities Trust 2 .500% 01/25/52 $ 250,763
Series - 2021 PJ7 (Class A4)
92,153 (b),(c) GS Mortgage-Backed Securities Trust 2 .721 01/25/52 74,343
Series - 2021 PJ7 (Class B2)
101,254 (b),(c) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 87,656
Series - 2022 INV1 (Class A4)
162,040 (b),(c) GS Mortgage-Backed Securities Trust 3 .000 09/25/52 140,280
Series - 2022 HP1 (Class A4)
124,511 (b),(c) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 107,797
Series - 2022 PJ5 (Class A36)
106,038 (b),(c) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 91,804
Series - 2022 PJ6 (Class A24)
138,109 (b),(c) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 123,899
Series - 2023 PJ1 (Class A24)
500,000 (b),(c) HTL Commercial Mortgage Trust 7 .324 05/10/39 518,564
Series - 2024 T53 (Class C)
400,000 (c) Hudson Yards Mortgage Trust 2 .835 08/10/38 384,492
Series - 2016 10HY (Class A)
27,165 (b),(c) Imperial Fund Mortgage Trust 2 .051 10/25/55 25,592
Series - 2020 NQM1 (Class A3)
26,955 (b),(c) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%) 6 .676 12/25/44 26,099
Series - 2015 1 (Class B1)
20,913 (b),(c) JP Morgan Mortgage Trust 3 .500 09/25/48 19,036
Series - 2018 3 (Class A13)
84,273 (b),(c) JP Morgan Mortgage Trust 3 .500 10/25/48 76,864
Series - 2018 5 (Class A13)
39,211 (b),(c) JP Morgan Mortgage Trust 5 .425 10/26/48 39,221
Series - 2017 5 (Class A2)
1,923 (b),(c) JP Morgan Mortgage Trust 4 .000 02/25/49 1,830
Series - 2018 9 (Class A13)
6,555 (b),(c) JP Morgan Mortgage Trust 4 .000 05/25/49 6,255
Series - 2019 1 (Class A15)
94,462 (b),(c) JP Morgan Mortgage Trust 3 .818 06/25/50 84,976
Series - 2020 1 (Class B2)
546,339 (b),(c) JP Morgan Mortgage Trust 0 .137 07/25/51 4,112
Series - 2021 3 (Class AX1)
373,828 (b),(c) JP Morgan Mortgage Trust 0 .131 08/25/51 2,660
Series - 2021 4 (Class AX1)
45,828 (b),(c) JP Morgan Mortgage Trust 2 .881 08/25/51 37,322
Series - 2021 4 (Class B2)
602,405 (b),(c) JP Morgan Mortgage Trust 0 .135 10/25/51 4,569
Series - 2021 6 (Class AX1)
101,656 (b),(c) JP Morgan Mortgage Trust 2 .500 10/25/51 84,733
Series - 2021 6 (Class A15)
197,610 (b),(c) JP Morgan Mortgage Trust 0 .400 12/25/51 4,529
Series - 2021 INV2 (Class AX4)
80,251 (b),(c) JP Morgan Mortgage Trust 2 .500 12/25/51 66,843
Series - 2021 10 (Class A15)
75,294 (b),(c) JP Morgan Mortgage Trust 2 .500 02/25/52 62,620
Series - 2021 12 (Class A15)
55,568 (b),(c) JP Morgan Mortgage Trust 2 .500 05/25/52 46,214
Series - 2021 14 (Class A15)
44,900 (b),(c) JP Morgan Mortgage Trust 2 .927 05/25/52 38,171
Series - 2021 LTV2 (Class A3)
212,131 (b),(c) JP Morgan Mortgage Trust 3 .000 08/25/52 183,655
Series - 2022 2 (Class A25)
106,061 (b),(c) JP Morgan Mortgage Trust 3 .000 09/25/52 91,819
Series - 2022 INV3 (Class A6)
323,788 (b),(c) JP Morgan Mortgage Trust 3 .500 09/25/52 291,687
Series - 2022 LTV2 (Class A6)
116,270 (b),(c) JP Morgan Mortgage Trust 3 .000 12/25/52 100,662
Series - 2022 7 (Class 1A17)

Core Bond
22
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 41,419 (b),(c) JP Morgan Mortgage Trust 4 .000% 12/25/52 $ 38,487
Series - 2022 7 (Class 2A6A)
500,000 (b) JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 492,821
Series - 2015 C29 (Class AS)
400,000 (b) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 384,368
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 480,543
Series - 2015 C31 (Class AS)
450,000 (b) JPMBB Commercial Mortgage Securities Trust 4 .777 08/15/48 385,141
Series - 2015 C31 (Class B)
500,000 (b),(c) JPMBB Commercial Mortgage Securities Trust 4 .358 03/17/49 429,595
Series - 2016 C1 (Class D1)
115,000 (b) JPMDB Commercial Mortgage Securities Trust 3 .858 03/15/50 103,892
Series - 2017 C5 (Class AS)
500,000 (b),(c) Manhattan West 2 .413 09/10/39 462,224
Series - 2020 1MW (Class B)
38,127 (b) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%) 2 .278 01/25/37 37,159
Series - 2006 WMC1 (Class A1B)
89,106 (b),(c) Morgan Stanley Residential Mortgage Loan Trust 4 .000 02/25/53 82,904
Series - 2023 1 (Class A7)
424,429 (b),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5 .915 07/15/36 383,334
Series - 2019 MILE (Class A)
200,130 (b),(c) OBX Trust 2 .500 07/25/51 166,693
Series - 2021 J2 (Class A19)
153,202 (b),(c) OBX Trust 3 .500 08/25/52 139,344
Series - 2022 J2 (Class A1)
172,538 (b),(c) OBX Trust 4 .000 10/25/52 160,268
Series - 2022 INV5 (Class A13)
79,760 (b),(c) Oceanview Mortgage Trust 2 .500 05/25/51 66,482
Series - 2021 1 (Class A19)
500,000 (c) One Bryant Park Trust 2 .516 09/15/54 445,576
Series - 2019 OBP (Class A)
85,691 (b),(c) RCKT Mortgage Trust 3 .500 06/25/52 77,084
Series - 2022 4 (Class A22)
8,668 (b),(c) Sequoia Mortgage Trust 3 .500 05/25/45 8,066
Series - 2015 2 (Class A1)
13,809 (b),(c) Sequoia Mortgage Trust 3 .500 02/25/47 12,709
Series - 2017 2 (Class A19)
26,069 (b),(c) Sequoia Mortgage Trust 3 .500 03/25/48 24,019
Series - 2018 3 (Class A1)
41,222 (b),(c) Sequoia Mortgage Trust 3 .000 04/25/50 35,910
Series - 2020 3 (Class A19)
98,866 (b),(c) Sequoia Mortgage Trust 5 .000 01/25/53 96,562
Series - 2023 1 (Class A19)
11,505 (b),(c) Shellpoint Co-Originator Trust 3 .500 04/25/47 10,630
Series - 2017 1 (Class A19)
103,535 (b),(c) Verus Securitization Trust 2 .240 10/25/66 89,633
Series - 2021 7 (Class A3)
295,000 (c) Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 275,477
Series - 2015 NXS3 (Class D)
1,704 (b),(c) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 1,643
Series - 2019 2 (Class A17)
11,507 (b),(c) Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 10,565
Series - 2019 4 (Class A1)
82,150 (b),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 72,002
Series - 2020 4 (Class A17)
184,770 (b),(c) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 153,900
Series - 2021 2 (Class A17)
84,671 (b),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 73,300
Series - 2022 INV1 (Class A18)

23
See Notes to Portfolio of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 105,838 (b),(c) Wells Fargo Mortgage Backed Securities Trust 3 .500% 03/25/52 $ 95,208
Series - 2022 INV1 (Class A17)
TOTAL OTHER MORTGAGE BACKED 18,569,868
TOTAL STRUCTURED ASSETS
(Cost $29,325,230) 27,610,731
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley 69,134
TOTAL FINANCIAL SERVICES 69,134
TOTAL PREFERRED STOCKS
(Cost $65,000) 69,134
TOTAL LONG-TERM INVESTMENTS
(Cost $207,104,000) 201,451,841
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 1.2%
2,508,000 Federal Farm Credit 0 .000 10/01/24 2,507,676
TOTAL GOVERNMENT AGENCY DEBT 2,507,676
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,508,000) 2,507,676
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
909,331 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (h) 909,331
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $909,331) 909,331
TOTAL INVESTMENTS - 99.7%
(Cost $210,521,331) 204,868,848
OTHER ASSETS & LIABILITIES, NET - 0.3% 580,769
NET ASSETS - 100.0% $ 205,449,617
CME Chicago Mercantile Exchange
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a)
When-issued or delayed delivery security.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $48,995,578 or 23.9% of Total Investments.
(d)
Perpetual security
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $869,819.
(f)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.

Core Bond
24
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 89,034 EUR 81,563 Morgan Stanley Capital Services 10/15/24  $ (1,907)
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS42V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/29 $ 4,500,000 $ (323,385) $ (328,500) $ 5,116
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments September 30, 2024
Core Equity
25
See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.1%
52,017 General Motors Co $ 2,332,442
TOTAL AUTOMOBILES & COMPONENTS 2,332,442
BANKS - 3.2%
40,623 Citigroup, Inc 2,543,000
78,001 Wells Fargo & Co 4,406,276
TOTAL BANKS 6,949,276
CAPITAL GOODS - 5.6%
11,155 (a) Builders FirstSource, Inc 2,162,509
14,980 Dover Corp 2,872,265
13,724 Honeywell International, Inc 2,836,888
5,255 United Rentals, Inc 4,255,131
TOTAL CAPITAL GOODS 12,126,793
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.5%
47,708 (a) Amazon.com, Inc 8,889,432
13,265 Home Depot, Inc 5,374,978
15,784 Lowe's Cos, Inc 4,275,096
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 18,539,506
CONSUMER DURABLES & APPAREL - 2.4%
13,846 DR Horton, Inc 2,641,402
17,914 Pulte Homes, Inc 2,571,196
TOTAL CONSUMER DURABLES & APPAREL 5,212,598
CONSUMER SERVICES - 1.0%
12,565 Royal Caribbean Cruises Ltd 2,228,528
TOTAL CONSUMER SERVICES 2,228,528
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
1,495 Costco Wholesale Corp 1,325,347
61,318 Walmart, Inc 4,951,429
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,276,776
ENERGY - 4.0%
19,579 Chevron Corp 2,883,400
16,855 EOG Resources, Inc 2,071,985
27,943 Valero Energy Corp 3,773,143
TOTAL ENERGY 8,728,528
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
32,258 Simon Property Group, Inc 5,452,247
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,452,247
FINANCIAL SERVICES - 7.9%
11,090 American Express Co 3,007,608
11,310 Ameriprise Financial, Inc 5,313,551
76,487 Bank of New York Mellon Corp 5,496,356
6,679 Mastercard, Inc (Class A) 3,298,090
TOTAL FINANCIAL SERVICES 17,115,605
HEALTH CARE EQUIPMENT & SERVICES - 11.8%
24,380 Abbott Laboratories 2,779,564
46,992 (a) Boston Scientific Corp 3,937,930
13,571 Cigna Group 4,701,537
10,485 HCA, Inc 4,261,419
13,503 Labcorp Holdings, Inc 3,017,650
15,654 (a) Tenet Healthcare Corp 2,601,695
7,643 UnitedHealth Group, Inc 4,468,709
TOTAL HEALTH CARE EQUIPMENT & SERVICES 25,768,504
INSURANCE - 5.5%
58,643 American International Group, Inc 4,294,427
32,704 (a) Arch Capital Group Ltd 3,658,924

Core Equity
26
See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
14,237 Chubb Ltd $ 4,105,808
TOTAL INSURANCE 12,059,159
MATERIALS - 2.2%
31,262 Corteva, Inc 1,837,893
6,261 Linde plc 2,985,621
TOTAL MATERIALS 4,823,514
MEDIA & ENTERTAINMENT - 7.0%
23,003 Alphabet, Inc 3,845,871
25,927 Alphabet, Inc (Class A) 4,299,993
12,586 Meta Platforms, Inc 7,204,730
TOTAL MEDIA & ENTERTAINMENT 15,350,594
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
44,356 Merck & Co, Inc 5,037,067
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,037,067
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.9%
10,824 Applied Materials, Inc 2,186,989
16,876 Broadcom, Inc 2,911,110
2,790 Lam Research Corp 2,276,863
123,325 Nvidia Corp 14,976,588
20,900 QUALCOMM, Inc 3,554,045
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25,905,595
SOFTWARE & SERVICES - 8.5%
36,397 Microsoft Corp 15,661,629
17,431 Oracle Corp 2,970,243
TOTAL SOFTWARE & SERVICES 18,631,872
TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
57,700 Apple, Inc 13,444,100
5,539 (a) Arista Networks, Inc 2,125,979
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,570,079
UTILITIES - 4.5%
34,836 Alliant Energy Corp 2,114,197
23,263 American Electric Power Co, Inc 2,386,784
63,403 NextEra Energy, Inc 5,359,455
TOTAL UTILITIES 9,860,436
TOTAL COMMON STOCKS
(Cost $124,935,830) 217,969,119
TOTAL LONG-TERM INVESTMENTS
(Cost $124,935,830) 217,969,119
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
TREASURY DEBT - 0.5%
$ 1,191,000 United States Treasury Bill 0 .000% 10/01/24 1,191,000
TOTAL TREASURY DEBT 1,191,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,191,000) 1,191,000
TOTAL INVESTMENTS - 100.4%
(Cost $126,126,830) 219,160,119
OTHER ASSETS & LIABILITIES, NET - (0.4)% (912,631)
NET ASSETS - 100.0% $ 218,247,488
(a)
Non-income producing

Portfolio of Investments September 30, 2024
Growth Equity

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.3%
COMMON STOCKS - 98.3%
CAPITAL GOODS - 2.1%
10,797 (a) Boeing Co $ 1,641,576
5,098 Honeywell International, Inc 1,053,808
3,543 Quanta Services, Inc 1,056,345
TOTAL CAPITAL GOODS 3,751,729
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
16,382 Experian Group Ltd 862,833
5,827 Verisk Analytics, Inc 1,561,403
4,661 Waste Connections, Inc 833,480
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,257,716
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 12.4%
108,480 (a) Amazon.com, Inc 20,213,078
17,668 TJX Cos, Inc 2,076,697
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 22,289,775
CONSUMER DURABLES & APPAREL - 0.9%
83 (a) NVR, Inc 814,379
102,000 PRADA S.p.A 780,065
TOTAL CONSUMER DURABLES & APPAREL 1,594,444
CONSUMER SERVICES - 4.9%
712 Booking Holdings, Inc 2,999,029
72,242 (a) Carnival Corp 1,335,032
414 (a) Flutter Entertainment plc 98,234
5,629 (a) Flutter Entertainment plc 1,323,667
9,339 Restaurant Brands International, Inc 673,529
24,553 Starbucks Corp 2,393,672
TOTAL CONSUMER SERVICES 8,823,163
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
3,052 Costco Wholesale Corp 2,705,659
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,705,659
ENERGY - 0.5%
4,992 Diamondback Energy, Inc 860,621
TOTAL ENERGY 860,621
FINANCIAL SERVICES - 4.9%
1,117 (a),(b) Adyen NV 1,748,796
23,031 (a) PayPal Holdings, Inc 1,797,109
27,588 (a) Rocket Cos, Inc 529,414
17,077 Visa, Inc (Class A) 4,695,321
TOTAL FINANCIAL SERVICES 8,770,640
FOOD, BEVERAGE & TOBACCO - 0.8%
67,633 Davide Campari-Milano NV 573,295
17,039 (a) Monster Beverage Corp 888,925
TOTAL FOOD, BEVERAGE & TOBACCO 1,462,220
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
4,234 (a) Align Technology, Inc 1,076,791
18,220 (a) DexCom, Inc 1,221,469
5,931 (a) Intuitive Surgical, Inc 2,913,722
3,769 UnitedHealth Group, Inc 2,203,659
5,084 (a) Veeva Systems, Inc 1,066,979
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,482,620
INSURANCE - 1.9%
13,593 Progressive Corp 3,449,360
TOTAL INSURANCE 3,449,360
MATERIALS - 0.5%
1,702 Linde plc 811,616
TOTAL MATERIALS 811,616
MEDIA & ENTERTAINMENT - 11.7%
61,438 Alphabet, Inc 10,271,819
2,478 (a) Liberty Media Corp-Liberty Formula One (Class C) 191,872

Growth Equity

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
23,193 (a) Match Group, Inc $ 877,623
15,338 Meta Platforms, Inc 8,780,085
8,897 Walt Disney Co 855,802
TOTAL MEDIA & ENTERTAINMENT 20,977,201
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
3,870 Amgen, Inc 1,246,953
746 (a),(c) GRAIL, Inc 10,265
4,506 (a) Illumina, Inc 587,627
39,176 Novo Nordisk A.S. 4,646,725
868 (a) Regeneron Pharmaceuticals, Inc 912,476
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,404,046
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.4%
5,465 (a) Advanced Micro Devices, Inc 896,697
16,298 Applied Materials, Inc 3,293,011
42,421 Broadcom, Inc 7,317,623
151,660 Nvidia Corp 18,417,590
42,000 Taiwan Semiconductor Manufacturing Co Ltd 1,266,473
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 31,191,394
SOFTWARE & SERVICES - 19.4%
5,556 (a) Atlassian Corp Ltd 882,348
3,182 (a) Crowdstrike Holdings, Inc 892,456
2,881 Intuit, Inc 1,789,101
47,126 Microsoft Corp 20,278,318
4,400 (a) Palo Alto Networks, Inc 1,503,920
2,979 Roper Industries, Inc 1,657,635
14,385 Salesforce, Inc 3,937,318
2,398 (a) ServiceNow, Inc 2,144,747
6,582 (a) Workday, Inc 1,608,707
TOTAL SOFTWARE & SERVICES 34,694,550
TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
54,238 Apple, Inc 12,637,454
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,637,454
TRANSPORTATION - 1.7%
77,546 (a) Grab Holdings Ltd 294,675
36,865 (a) Uber Technologies, Inc 2,770,773
TOTAL TRANSPORTATION 3,065,448
TOTAL COMMON STOCKS
(Cost $78,603,885) 176,229,656
TOTAL LONG-TERM INVESTMENTS
(Cost $78,603,885) 176,229,656
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 1.3%
$ 2,350,000 Federal Farm Credit 0 .000% 10/01/24 2,349,696
TOTAL GOVERNMENT AGENCY DEBT 2,349,696
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,350,000) 2,349,696
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
10,892 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (e) 10,892
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,892) 10,892
TOTAL INVESTMENTS - 99.6%
(Cost $80,964,777) 178,590,244
OTHER ASSETS & LIABILITIES, NET - 0.4% 727,652
NET ASSETS - 100.0% $ 179,317,896

See Notes to Portfolio of Investments
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,748,796 or 1.0% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,155.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

International Equity
Portfolio of Investments September 30, 2024

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.1%
COMMON STOCKS - 98.1%
AUSTRALIA - 5.9%
89,968 BHP Billiton Ltd $ 2,793,160
32,942 Commonwealth Bank of Australia 3,072,691
446,372 Glencore plc 2,556,216
40,102 Woodside Energy Group Ltd 691,248
TOTAL AUSTRALIA 9,113,315
BRAZIL - 1.0%
229,600 Itau Unibanco Holding S.A. 1,521,900
TOTAL BRAZIL 1,521,900
DENMARK - 6.1%
11,464 DSV AS 2,359,406
59,379 Novo Nordisk A.S. 7,043,033
TOTAL DENMARK 9,402,439
FINLAND - 1.2%
153,264 Nordea Bank AB publ 1,809,316
TOTAL FINLAND 1,809,316
FRANCE - 10.5%
24,743 Airbus SE 3,621,292
15,105 BNP Paribas S.A. 1,036,530
16,487 Compagnie de Saint-Gobain 1,503,655
12,849 Essilor International S.A. 3,044,239
3,748 Kering 1,078,869
2,324 LVMH Moet Hennessy Louis Vuitton S.A. 1,782,219
33,728 Total S.A. 2,190,137
15,457 Vinci S.A. 1,806,870
TOTAL FRANCE 16,063,811
GERMANY - 6.9%
29,590 Deutsche Post AG. 1,319,911
14,263 HeidelbergCement AG. 1,553,808
59,627 Infineon Technologies AG. 2,093,378
38,764 RWE AG. 1,412,281
20,463 Siemens AG. 4,139,825
TOTAL GERMANY 10,519,203
INDIA - 1.4%
10,057 HDFC Bank Ltd (ADR) 629,166
20,201 Reliance Industries Ltd 710,731
203,202 (a) Reliance Strategic Investments Ltd 848,591
TOTAL INDIA 2,188,488
INDONESIA - 0.4%
1,786,200 Bank Rakyat Indonesia 584,199
TOTAL INDONESIA 584,199
ITALY - 2.1%
154,245 Enel S.p.A. 1,232,078
30,320 Moncler S.p.A 1,927,643
TOTAL ITALY 3,159,721
JAPAN - 24.1%
28,400 Advantest Corp 1,335,687
104,600 Daiichi Sankyo Co Ltd 3,455,182
215,655 (a) Hitachi Ltd 5,718,594
369,500 Mitsubishi UFJ Financial Group, Inc 3,794,245
58,740 Nintendo Co Ltd 3,139,733
36,900 Oriental Land Co Ltd 954,506
67,500 ORIX Corp 1,579,422
53,700 Recruit Holdings Co Ltd 3,262,403
50,800 (b) SBI Holdings, Inc 1,175,640
163,460 Sony Corp 3,175,632
97,200 Sumco Corp 1,051,309
212,100 Sumitomo Mitsui Financial Group, Inc 4,531,858

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
JAPAN (continued)
212,015 (a) Toyota Motor Corp $ 3,810,760
TOTAL JAPAN 36,984,971
KOREA, REPUBLIC OF - 1.2%
38,037 Samsung Electronics Co Ltd 1,777,803
TOTAL KOREA, REPUBLIC OF 1,777,803
MEXICO - 0.8%
6,866 Fomento Economico Mexicano SAB de C.V. (ADR) 677,743
67,500 Grupo Financiero Banorte S.A. de C.V. 478,225
TOTAL MEXICO 1,155,968
NETHERLANDS - 6.8%
4,282 ASML Holding NV 3,562,024
22,527 Heineken NV 1,999,724
161,776 ING Groep NV 2,935,102
451,602 Koninklijke KPN NV 1,844,469
TOTAL NETHERLANDS 10,341,319
NORWAY - 0.1%
8,164 Equinor ASA 206,538
TOTAL NORWAY 206,538
SPAIN - 3.4%
287,284 Banco Bilbao Vizcaya Argentaria S.A. 3,103,317
423,129 Banco Santander S.A. 2,168,054
TOTAL SPAIN 5,271,371
SWITZERLAND - 5.0%
2,221 Lonza Group AG. 1,409,409
33,583 Novartis AG. 3,866,824
3,935 Zurich Insurance Group AG 2,377,368
TOTAL SWITZERLAND 7,653,601
TAIWAN - 2.1%
18,298 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 3,177,814
TOTAL TAIWAN 3,177,814
UNITED KINGDOM - 6.6%
32,252 Ashtead Group plc 2,498,911
27,798 AstraZeneca plc 4,330,550
51,130 Unilever plc 3,314,925
TOTAL UNITED KINGDOM 10,144,386
UNITED STATES - 12.5%
377,811 BP plc 1,970,487
40,312 CRH plc 3,738,535
649,689 Haleon plc 3,399,498
6,422 Linde plc 3,062,395
11,151 Nestle S.A. 1,120,591
125,416 Shell plc 4,068,712
35,420 Smurfit WestRock plc 1,750,456
TOTAL UNITED STATES 19,110,674
TOTAL COMMON STOCKS
(Cost $109,183,458) 150,186,837
TOTAL LONG-TERM INVESTMENTS
(Cost $109,183,458) 150,186,837
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%

International Equity

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT - 1.5%
$ 2,319,000 Federal Home Loan Bank (FHLB) 0 .000% 10/01/24 $ 2,318,700
TOTAL GOVERNMENT AGENCY DEBT 2,318,700
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,319,000) 2,318,700
TOTAL INVESTMENTS - 99.6%
(Cost $111,502,458) 152,505,537
OTHER ASSETS & LIABILITIES, NET - 0.4% 628,050
NET ASSETS - 100.0% $ 153,133,587
ADR American Depositary Receipt
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,139,780.

Portfolio of Investments September 30, 2024
Large Cap Responsible

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.2%
8,377 (a) Tesla, Inc $ 2,191,675
TOTAL AUTOMOBILES & COMPONENTS 2,191,675
BANKS - 2.2%
3,879 Citigroup, Inc 242,825
9,088 JPMorgan Chase & Co 1,916,296
TOTAL BANKS 2,159,121
CAPITAL GOODS - 7.0%
903 (a) Axon Enterprise, Inc 360,839
6,334 Carrier Global Corp 509,823
2,757 Caterpillar, Inc 1,078,318
1,340 Deere & Co 559,222
2,877 Eaton Corp plc 953,553
3,870 Emerson Electric Co 423,262
2,818 Illinois Tool Works, Inc 738,513
6,877 Ingersoll Rand, Inc 675,046
1,799 Quanta Services, Inc 536,372
737 Trane Technologies plc 286,494
214 United Rentals, Inc 173,282
507 W.W. Grainger, Inc 526,677
1,057 Xylem, Inc 142,727
TOTAL CAPITAL GOODS 6,964,128
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
3,225 Automatic Data Processing, Inc 892,454
101 Broadridge Financial Solutions, Inc 21,718
12,001 (a) Copart, Inc 628,852
804 Paychex, Inc 107,889
1,309 Verisk Analytics, Inc 350,760
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,001,673
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
7,908 eBay, Inc 514,890
3,750 Home Depot, Inc 1,519,500
2,090 Lowe's Cos, Inc 566,076
217 Pool Corp 81,766
8,049 TJX Cos, Inc 946,079
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,628,311
CONSUMER DURABLES & APPAREL - 0.2%
228 (a) Deckers Outdoor Corp 36,355
1,073 DR Horton, Inc 204,696
TOTAL CONSUMER DURABLES & APPAREL 241,051
CONSUMER SERVICES - 3.0%
232 Booking Holdings, Inc 977,212
3,735 McDonald's Corp 1,137,345
6,799 Starbucks Corp 662,834
1,193 Yum! Brands, Inc 166,674
TOTAL CONSUMER SERVICES 2,944,065
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
1,861 (a) Dollar Tree, Inc 130,865
6,603 Kroger Co 378,352
3,252 Target Corp 506,857
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,016,074
ENERGY - 2.2%
19,378 Baker Hughes Co 700,515
8,611 ONEOK, Inc 784,721
5,038 Targa Resources Corp 745,674
TOTAL ENERGY 2,230,910
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
2,339 American Tower Corp 543,958

Large Cap Responsible

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
857 Equinix, Inc $ 760,699
2,272 Iron Mountain, Inc 269,982
6,345 (b) Prologis, Inc 801,246
3,707 Welltower, Inc 474,607
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,850,492
FINANCIAL SERVICES - 9.3%
3,703 American Express Co 1,004,253
1,328 Ameriprise Financial, Inc 623,908
5,352 Bank of New York Mellon Corp 384,595
126 Discover Financial Services 17,676
181 Fidelity National Information Services, Inc 15,159
1,982 Goldman Sachs Group, Inc 981,308
3,083 Mastercard, Inc (Class A) 1,522,385
1,710 Moody's Corp 811,549
8,957 Morgan Stanley 933,678
1,863 Nasdaq Stock Market, Inc 136,018
2,967 (a) PayPal Holdings, Inc 231,515
1,955 S&P Global, Inc 1,009,992
5,734 Visa, Inc (Class A) 1,576,563
TOTAL FINANCIAL SERVICES 9,248,599
FOOD, BEVERAGE & TOBACCO - 3.5%
3,182 Archer-Daniels-Midland Co 190,093
17,468 Coca-Cola Co 1,255,250
5,789 General Mills, Inc 427,518
3,187 Keurig Dr Pepper, Inc 119,449
12,231 Kraft Heinz Co 429,430
6,535 PepsiCo, Inc 1,111,277
TOTAL FOOD, BEVERAGE & TOBACCO 3,533,017
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
546 AmerisourceBergen Corp 122,894
801 Cigna Group 277,498
2,330 (a) Cooper Cos, Inc 257,092
4,754 (a) Edwards Lifesciences Corp 313,716
1,093 Elevance Health, Inc 568,360
1,544 HCA, Inc 627,528
883 (a) IDEXX Laboratories, Inc 446,109
1,412 McKesson Corp 698,121
762 STERIS plc 184,816
3,029 UnitedHealth Group, Inc 1,770,996
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,267,130
HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
5,790 Colgate-Palmolive Co 601,060
8,628 Procter & Gamble Co 1,494,369
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,095,429
INSURANCE - 3.4%
2,247 Hartford Financial Services Group, Inc 264,270
3,913 Marsh & McLennan Cos, Inc 872,951
3,887 Progressive Corp 986,365
5,530 Prudential Financial, Inc 669,683
2,522 Travelers Cos, Inc 590,451
TOTAL INSURANCE 3,383,720
MATERIALS - 2.9%
1,494 Avery Dennison Corp 329,815
4,398 Ball Corp 298,668
3,144 Ecolab, Inc 802,758
5,093 LyondellBasell Industries NV 488,419
15,067 Newmont Goldcorp Corp 805,331
2,326 Smurfit WestRock plc 114,951
583 Steel Dynamics, Inc 73,505
TOTAL MATERIALS 2,913,447

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 5.2%
24,271 Comcast Corp (Class A) $ 1,013,800
4,719 Electronic Arts, Inc 676,893
3,518 Fox Corp (Class A) 148,917
4,030 Fox Corp (Class B) 156,364
1,865 (a) NetFlix, Inc 1,322,789
12,345 News Corp (Class A) 328,747
17 Omnicom Group, Inc 1,758
3,799 (a) Take-Two Interactive Software, Inc 583,944
10,215 Walt Disney Co 982,581
TOTAL MEDIA & ENTERTAINMENT 5,215,793
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
1,535 Agilent Technologies, Inc 227,917
3,081 Amgen, Inc 992,729
3,737 Danaher Corp 1,038,961
2,378 Eli Lilly & Co 2,106,765
68 Gilead Sciences, Inc 5,701
1,003 (a) IQVIA Holdings, Inc 237,681
49 (a) Mettler-Toledo International, Inc 73,485
823 (a) Regeneron Pharmaceuticals, Inc 865,170
40 (a) Waters Corp 14,396
352 West Pharmaceutical Services, Inc 105,656
3,931 Zoetis, Inc 768,039
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,436,500
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
3,456 (a) CBRE Group, Inc 430,203
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 430,203
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.9%
4,955 Applied Materials, Inc 1,001,158
2,904 (a) First Solar, Inc 724,374
28,802 Intel Corp 675,695
1,040 Lam Research Corp 848,723
55,857 Nvidia Corp 6,783,274
3,144 NXP Semiconductors NV 754,591
5,140 Texas Instruments, Inc 1,061,770
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,849,585
SOFTWARE & SERVICES - 15.7%
2,156 (a) Adobe, Inc 1,116,334
915 (a) Ansys, Inc 291,546
2,731 (a) Autodesk, Inc 752,336
2,420 (a) Cadence Design Systems, Inc 655,893
4,989 International Business Machines Corp 1,102,968
1,604 Intuit, Inc 996,084
16,755 Microsoft Corp 7,209,676
3,164 (a) PTC, Inc 571,608
4,479 Salesforce, Inc 1,225,947
1,154 (a) ServiceNow, Inc 1,032,126
1,463 (a) Synopsys, Inc 740,849
TOTAL SOFTWARE & SERVICES 15,695,367
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
36,757 Hewlett Packard Enterprise Co 752,048
20,244 HP, Inc 726,153
4,387 (a) Keysight Technologies, Inc 697,226
7,969 (a) Trimble Inc 494,795
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,670,222
TELECOMMUNICATION SERVICES - 1.1%
24,044 Verizon Communications, Inc 1,079,816
TOTAL TELECOMMUNICATION SERVICES 1,079,816
TRANSPORTATION - 1.8%
18,064 CSX Corp 623,750
128 Expeditors International Washington, Inc 16,819
1,985 Old Dominion Freight Line 394,300

Large Cap Responsible

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
5,490 United Parcel Service, Inc (Class B) $ 748,507
TOTAL TRANSPORTATION 1,783,376
UTILITIES - 1.2%
1,591 American Water Works Co, Inc 232,668
7,033 Consolidated Edison, Inc 732,346
5,056 Exelon Corp 205,021
TOTAL UTILITIES 1,170,035
TOTAL COMMON STOCKS
(Cost $55,993,630) 98,999,739
TOTAL LONG-TERM INVESTMENTS
(Cost $55,993,630) 98,999,739
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.8%
$ 769,000 Federal Farm Credit 0 .000% 10/01/24 768,901
TOTAL GOVERNMENT AGENCY DEBT 768,901
TOTAL SHORT-TERM INVESTMENTS
(Cost $769,000) 768,901
TOTAL INVESTMENTS - 100.1%
(Cost $56,762,630) 99,768,640
OTHER ASSETS & LIABILITIES, NET - (0.1)% (77,296)
NET ASSETS - 100.0% $ 99,691,344
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 2 12/20/24  $ 569,060 $ 581,425 $ 12,365

Portfolio of Investments September 30, 2024
Large Cap Value

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
BANKS - 9.3%
47,261 Bank of America Corp $ 1,875,316
10,314 Fifth Third Bancorp 441,852
14,627 JPMorgan Chase & Co 3,084,249
5,196 PNC Financial Services Group, Inc 960,481
31,157 Wells Fargo & Co 1,760,059
TOTAL BANKS 8,121,957
CAPITAL GOODS - 11.8%
2,833 Allegion plc 412,881
5,422 (a) Boeing Co 824,361
1,405 Deere & Co 586,349
5,408 Dover Corp 1,036,930
3,985 Eaton Corp plc 1,320,788
7,910 Emerson Electric Co 865,117
5,149 Honeywell International, Inc 1,064,350
7,874 Masco Corp 660,944
2,192 Parker-Hannifin Corp 1,384,949
12,444 RTX Corp 1,507,715
1,591 Trane Technologies plc 618,469
TOTAL CAPITAL GOODS 10,282,853
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
2,742 Home Depot, Inc 1,111,058
556 (a) O'Reilly Automotive, Inc 640,290
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,751,348
CONSUMER DURABLES & APPAREL - 1.6%
146 (a) NVR, Inc 1,432,523
TOTAL CONSUMER DURABLES & APPAREL 1,432,523
CONSUMER SERVICES - 1.9%
156 Booking Holdings, Inc 657,091
4,272 Hilton Worldwide Holdings, Inc 984,696
TOTAL CONSUMER SERVICES 1,641,787
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
22,843 Walmart, Inc 1,844,572
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,844,572
ENERGY - 7.0%
3,861 Chevron Corp 568,609
11,663 ConocoPhillips 1,227,881
7,681 EOG Resources, Inc 944,225
19,968 Exxon Mobil Corp 2,340,649
7,659 Valero Energy Corp 1,034,195
TOTAL ENERGY 6,115,559
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
10,148 Prologis, Inc 1,281,489
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,281,489
FINANCIAL SERVICES - 10.6%
4,904 American Express Co 1,329,965
4,456 (a) Berkshire Hathaway, Inc 2,050,919
1,128 BlackRock, Inc 1,071,047
14,232 Charles Schwab Corp 922,376
6,713 (a) Fiserv, Inc 1,205,990
2,784 Goldman Sachs Group, Inc 1,378,386
7,815 Intercontinental Exchange, Inc 1,255,402
TOTAL FINANCIAL SERVICES 9,214,085
FOOD, BEVERAGE & TOBACCO - 2.2%
10,116 Mondelez International, Inc 745,246

Large Cap Value

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
9,509 Philip Morris International, Inc $ 1,154,392
TOTAL FOOD, BEVERAGE & TOBACCO 1,899,638
HEALTH CARE EQUIPMENT & SERVICES - 9.6%
10,510 Abbott Laboratories 1,198,245
2,752 Cigna Group 953,403
2,242 Elevance Health, Inc 1,165,840
2,648 HCA, Inc 1,076,227
1,818 Humana, Inc 575,833
9,711 Medtronic plc 874,281
4,248 UnitedHealth Group, Inc 2,483,721
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,327,550
HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
8,353 Procter & Gamble Co 1,446,740
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,446,740
INSURANCE - 5.3%
16,266 American International Group, Inc 1,191,159
4,708 Chubb Ltd 1,357,740
5,181 Marsh & McLennan Cos, Inc 1,155,830
10,704 Metlife, Inc 882,866
TOTAL INSURANCE 4,587,595
MATERIALS - 5.4%
5,964 Celanese Corp (Series A) 810,865
4,917 Crown Holdings, Inc 471,442
11,592 DuPont de Nemours, Inc 1,032,963
3,439 Linde plc 1,639,921
1,180 Reliance Steel & Aluminum Co 341,268
8,149 Smurfit WestRock plc 402,724
TOTAL MATERIALS 4,699,183
MEDIA & ENTERTAINMENT - 3.0%
4,020 Alphabet, Inc 672,104
19,793 Comcast Corp (Class A) 826,753
11,963 Walt Disney Co 1,150,721
TOTAL MEDIA & ENTERTAINMENT 2,649,578
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
7,595 AbbVie, Inc 1,499,861
4,153 Danaher Corp 1,154,617
11,864 Johnson & Johnson 1,922,680
3,664 Merck & Co, Inc 416,084
14,224 Sanofi (ADR) 819,729
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,812,971
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
3,467 Analog Devices, Inc 797,999
3,940 Applied Materials, Inc 796,077
3,669 Broadcom, Inc 632,903
13,651 Intel Corp 320,253
616 Lam Research Corp 502,705
7,426 Micron Technology, Inc 770,150
3,362 NXP Semiconductors NV 806,914
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,627,001
SOFTWARE & SERVICES - 3.6%
4,005 Accenture plc 1,415,687
1,877 Microsoft Corp 807,673
5,314 Oracle Corp 905,506
TOTAL SOFTWARE & SERVICES 3,128,866
TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
12,746 Cisco Systems, Inc 678,342

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
6,767 (a) TE Connectivity plc $ 1,021,750
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,700,092
TELECOMMUNICATION SERVICES - 1.4%
5,941 T-Mobile US, Inc 1,225,985
TOTAL TELECOMMUNICATION SERVICES 1,225,985
TRANSPORTATION - 2.0%
17,525 CSX Corp 605,138
4,596 Union Pacific Corp 1,132,822
TOTAL TRANSPORTATION 1,737,960
UTILITIES - 4.0%
7,871 Ameren Corp 688,398
7,395 American Electric Power Co, Inc 758,727
5,215 Duke Energy Corp 601,289
10,215 Eversource Energy 695,131
9,178 NextEra Energy, Inc 775,816
TOTAL UTILITIES 3,519,361
TOTAL COMMON STOCKS
(Cost $51,104,101) 87,048,693
TOTAL LONG-TERM INVESTMENTS
(Cost $51,104,101) 87,048,693
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.5%
$ 457,000 Federal Farm Credit 0.000% 10/01/24 456,941
TOTAL GOVERNMENT AGENCY DEBT 456,941
TOTAL SHORT-TERM INVESTMENTS
(Cost $457,000) 456,941
TOTAL INVESTMENTS - 100.4%
(Cost $51,561,101) 87,505,634
OTHER ASSETS & LIABILITIES, NET - (0.4)% (363,797)
NET ASSETS - 100.0% $ 87,141,837
ADR American Depositary Receipt
(a)
Non-income producing

Real Estate Securities Select
Portfolio of Investments September 30, 2024

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
DATA CENTER REITS - 11.0%
22,100 Digital Realty Trust, Inc $ 3,576,443
5,000 Equinix, Inc 4,438,150
TOTAL DATA CENTER REITS 8,014,593
HEALTH CARE REITS - 10.2%
6,700 American Healthcare REIT, Inc 174,870
38,600 Healthpeak Properties, Inc 882,782
19,800 Sabra Health Care REIT, Inc 368,478
30,400 Ventas, Inc 1,949,552
31,700 Welltower, Inc 4,058,551
TOTAL HEALTH CARE REITS 7,434,233
HOTEL & RESORT REITS - 1.3%
52,700 Host Hotels & Resorts Inc 927,520
TOTAL HOTEL & RESORT REITS 927,520
INDUSTRIAL REITS - 17.5%
4,900 EastGroup Properties, Inc 915,418
18,300 Lineage, Inc 1,434,354
60,000 Prologis, Inc 7,576,800
25,500 Rexford Industrial Realty, Inc 1,282,905
24,300 Terreno Realty Corp 1,623,969
TOTAL INDUSTRIAL REITS 12,833,446
MULTI-FAMILY RESIDENTIAL REITS - 9.6%
13,300 AvalonBay Communities, Inc 2,995,825
5,500 Camden Property Trust 679,415
15,100 Equity Residential 1,124,346
4,800 Essex Property Trust, Inc 1,418,016
4,900 Mid-America Apartment Communities, Inc 778,610
TOTAL MULTI-FAMILY RESIDENTIAL REITS 6,996,212
OFFICE REITS - 4.0%
9,100 Boston Properties, Inc 732,186
22,200 SL Green Realty Corp 1,545,342
16,300 Vornado Realty Trust 642,220
TOTAL OFFICE REITS 2,919,748
OTHER SPECIALIZED REITS - 7.6%
23,800 Gaming and Leisure Properties, Inc 1,224,510
12,100 Iron Mountain, Inc 1,437,843
88,100 VICI Properties, Inc 2,934,611
TOTAL OTHER SPECIALIZED REITS 5,596,964
RETAIL REITS - 15.3%
42,100 Brixmor Property Group, Inc 1,172,906
79,100 Kimco Realty Corp 1,836,702
36,000 Kite Realty Group Trust 956,160
24,800 Realty Income Corp 1,572,816
17,000 Regency Centers Corp 1,227,910
26,200 Simon Property Group, Inc 4,428,324
TOTAL RETAIL REITS 11,194,818
SELF STORAGE REITS - 5.8%
12,200 Extra Space Storage, Inc 2,198,318
5,700 Public Storage, Inc 2,074,059
TOTAL SELF STORAGE REITS 4,272,377
SINGLE-FAMILY RESIDENTIAL REITS - 7.4%
40,900 American Homes 4 Rent 1,570,151
24,000 Equity Lifestyle Properties, Inc 1,712,160
17,200 Invitation Homes, Inc 606,472
11,500 Sun Communities, Inc 1,554,225
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 5,443,008
TELECOM TOWER REITS - 9.1%
20,000 American Tower Corp 4,651,200

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
TELECOM TOWER REITS (continued)
13,300 Crown Castle, Inc $ 1,577,779
1,800 SBA Communications Corp 433,260
TOTAL TELECOM TOWER REITS 6,662,239
TOTAL COMMON STOCKS
(Cost $40,753,159) 72,295,158
TOTAL LONG-TERM INVESTMENTS
(Cost $40,753,159) 72,295,158
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 1 .4%
$ 1,060,000 Federal Home Loan Bank (FHLB) 0 .000% 10/01/24 1,059,863
TOTAL GOVERNMENT AGENCY DEBT 1,059,863
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,060,000) 1,059,863
TOTAL INVESTMENTS - 100.2%
(Cost $41,813,159) 73,355,021
OTHER ASSETS & LIABILITIES, NET - (0.2)% (171,091)
NET ASSETS - 100.0% $ 73,183,930
REIT Real Estate Investment Trust

Small Cap Equity
Portfolio of Investments September 30, 2024

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.8%
COMMON STOCKS - 96.8%
AUTOMOBILES & COMPONENTS - 1.1%
7,663 Atmus Filtration Technologies, Inc $ 287,592
1,857 (a) Modine Manufacturing Co 246,591
2,228 (a) Visteon Corp 212,195
TOTAL AUTOMOBILES & COMPONENTS 746,378
BANKS - 9.5%
5,074 Ameris Bancorp 316,567
4,535 (a) Axos Financial, Inc 285,161
2,029 (a) Bancorp, Inc 108,552
5,653 Bank of NT Butterfield & Son Ltd 208,483
4,960 Berkshire Hills Bancorp, Inc 133,573
3,222 Cadence Bank 102,621
6,145 Cathay General Bancorp 263,928
2,988 Central Pacific Financial Corp 88,176
1,041 ConnectOne Bancorp, Inc 26,077
5,833 (a) Customers Bancorp, Inc 270,943
5,007 Eagle Bancorp, Inc 113,058
2,755 Enterprise Financial Services Corp 141,221
860 FB Financial Corp 40,360
4,053 First Busey Corp 105,459
2,488 First Financial Bancorp 62,772
3,301 First Financial Bankshares, Inc 122,170
1,885 First Financial Corp 82,657
3,891 First Merchants Corp 144,745
5,622 Hancock Whitney Corp 287,678
3,097 Heartland Financial USA, Inc 175,600
6,424 Heritage Commerce Corp 63,469
4,579 Horizon Bancorp, Inc 71,203
2,240 Independent Bank Corp 74,704
2,016 Independent Bank Corp 119,206
866 International Bancshares Corp 51,778
2,836 (a) Metropolitan Bank Holding Corp 149,117
4,257 National Bank Holdings Corp 179,220
6,032 OceanFirst Financial Corp 112,135
8,757 OFG Bancorp 393,364
11,946 Old National Bancorp 222,912
2,914 Pacific Premier Bancorp, Inc 73,316
1,010 Pathward Financial, Inc 66,670
1,564 Preferred Bank 125,511
13,072 Provident Financial Services, Inc 242,616
1,445 QCR Holdings, Inc 106,973
5,133 Towne Bank 169,697
3,221 UMB Financial Corp 338,559
8,796 United Bankshares, Inc 326,332
6,474 Veritex Holdings, Inc 170,396
7,070 Washington Federal, Inc 246,390
4,131 WesBanco, Inc 123,021
3,236 Westamerica Bancorporation 159,923
1,281 WSFS Financial Corp 65,318
TOTAL BANKS 6,731,631
CAPITAL GOODS - 11.4%
2,508 Albany International Corp (Class A) 222,836
7,915 (a) American Superconductor Corp 186,794
1,793 (a) API Group Corp 59,205
2,566 Apogee Enterprises, Inc 179,659
3,171 Arcosa, Inc 300,484
2,312 (a) Beacon Roofing Supply, Inc 199,826
5,238 (a) Blue Bird Corp 251,214
1,788 Cadre Holdings, Inc 67,855

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
3,032 Columbus McKinnon Corp $ 109,152
723 Comfort Systems USA, Inc 282,223
1,139 CSW Industrials, Inc 417,318
3,993 (a) DNOW, Inc 51,629
5,042 Enerpac Tool Group Corp 211,209
1,215 ESCO Technologies, Inc 156,711
3,731 Federal Signal Corp 348,699
6,293 (a) Fluence Energy, Inc 142,914
3,040 Franklin Electric Co, Inc 318,653
1,817 FTAI Aviation Ltd 241,479
3,051 (a) Gibraltar Industries, Inc 213,356
3,720 Griffon Corp 260,400
889 H&E Equipment Services, Inc 43,277
16,180 (a) Hillman Solutions Corp 170,861
8,105 (a) Leonardo DRS, Inc 228,723
955 Moog, Inc (Class A) 192,929
5,740 (a) MRC Global, Inc 73,128
13,689 Mueller Water Products, Inc (Class A) 297,051
6,820 (a) NEXTracker, Inc 255,614
1,457 (a) Parsons Corp 151,062
1,542 Powell Industries, Inc 342,309
3,200 Primoris Services Corp 185,856
13,640 (a),(b) Rocket Lab USA, Inc 132,717
2,779 (a) SPX Technologies, Inc 443,139
2,170 (a) Sterling Construction Co, Inc 314,693
518 Tennant Co 49,749
640 (a) Transcat, Inc 77,293
7,241 Trinity Industries, Inc 252,276
593 UFP Industries, Inc 77,808
1,507 Watts Water Technologies, Inc (Class A) 312,235
7,270 (a) Xometry, Inc 133,550
2,720 Zurn Elkay Water Solutions Corp 97,757
TOTAL CAPITAL GOODS 8,053,643
COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
2,926 ABM Industries, Inc 154,376
12,593 (a) ACV Auctions, Inc 256,016
3,180 Barrett Business Services, Inc 119,282
1,690 (a) CECO Environmental Corp 47,658
3,100 CSG Systems International, Inc 150,815
9,617 (a) ExlService Holdings, Inc 366,889
1,064 (a) Franklin Covey Co 43,762
10,456 (a) Healthcare Services Group 116,793
2,178 Heidrick & Struggles International, Inc 84,637
2,020 (a) Huron Consulting Group, Inc 219,574
1,644 ICF International, Inc 274,203
3,697 MAXIMUS, Inc 344,412
4,984 (a) Montrose Environmental Group, Inc 131,079
2,548 TriNet Group, Inc 247,080
14,844 (a) Upwork, Inc 155,120
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,711,696
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.8%
4,236 (a) Abercrombie & Fitch Co (Class A) 592,616
6,715 American Eagle Outfitters, Inc 150,349
1,637 (a) Carvana Co 285,018
40,081 (a) EVgo, Inc 165,935
4,627 (a),(b) GigaCloud Technology, Inc 106,328
6,130 Monro Muffler, Inc 176,912
10,770 (a) Sally Beauty Holdings, Inc 146,149
5,448 Upbound Group, Inc 174,282

Small Cap Equity

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
12,693 (a) Warby Parker, Inc $ 207,277
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,004,866
CONSUMER DURABLES & APPAREL - 1.7%
1,273 Century Communities, Inc 131,093
3,408 (a) Skyline Champion Corp 323,249
5,933 (a) Taylor Morrison Home Corp 416,853
6,600 (a) Tri Pointe Homes, Inc 299,046
TOTAL CONSUMER DURABLES & APPAREL 1,170,241
CONSUMER SERVICES - 3.9%
986 (a) Adtalem Global Education, Inc 74,423
229 (a) Biglari Holdings, Inc (B Shares) 39,390
2,140 (a) BJ's Restaurants, Inc 69,678
2,710 (a) Brinker International, Inc 207,396
1,806 Carriage Services, Inc 59,291
19,726 (a) Coursera, Inc 156,625
3,048 (a) Despegar.com Corp 37,795
642 (a) Duolingo, Inc 181,057
15,336 (a) Everi Holdings, Inc 201,515
4,522 (a) Frontdoor, Inc 217,011
10,550 International Game Technology plc 224,715
4,070 Laureate Education, Inc 67,603
8,534 (a) Life Time Group Holdings, Inc 208,400
8,955 OneSpaWorld Holdings Ltd 147,847
15,376 (a) Rush Street Interactive, Inc 166,830
1,562 (a) Shake Shack, Inc 161,214
1,842 Strategic Education, Inc 170,477
5,832 (a) Sweetgreen, Inc 206,744
723 Texas Roadhouse, Inc (Class A) 127,682
TOTAL CONSUMER SERVICES 2,725,693
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
5,486 (a) Chefs' Warehouse, Inc 230,467
3,743 (a) Sprouts Farmers Market, Inc 413,264
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 643,731
ENERGY - 4.2%
9,643 Archrock, Inc 195,174
8,557 Ardmore Shipping Corp 154,882
635 Chord Energy Corp 82,696
16,002 Crescent Energy Co 175,222
6,781 Delek US Holdings, Inc 127,144
3,517 Excelerate Energy, Inc 77,409
9,313 (a) Expro Group Holdings NV 159,904
8,492 Golar LNG Ltd 312,166
13,193 (a) Helix Energy Solutions Group, Inc 146,442
2,342 Magnolia Oil & Gas Corp 57,192
1,104 Murphy Oil Corp 37,249
6,725 (a) Oceaneering International, Inc 167,251
8,658 (a) Par Pacific Holdings, Inc 152,381
17,069 (a) ProPetro Holding Corp 130,749
1,552 (a) Rex American Resources Corp 71,842
1,011 Scorpio Tankers, Inc 72,084
4,358 (a) Seadrill Ltd 173,187
12,222 Select Water Solutions, Inc 136,031
2,840 Sitio Royalties Corp 59,186
5,855 SM Energy Co 234,024
3,054 Teekay Tankers Ltd 177,895
2,669 Vitesse Energy, Inc 64,109
488 Weatherford International plc 41,441
TOTAL ENERGY 3,005,660
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6%
5,225 American Assets Trust, Inc 139,612
6,645 American Healthcare REIT, Inc 173,435
15,973 Apple Hospitality REIT, Inc 237,199

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
6,764 Broadstone Net Lease, Inc $ 128,178
5,170 CareTrust REIT, Inc 159,546
6,235 Corporate Office Properties Trust 189,108
16,743 Empire State Realty Trust, Inc 185,512
8,532 Essential Properties Realty Trust, Inc 291,368
28,637 Hudson Pacific Properties, Inc 136,885
3,894 Independence Realty Trust, Inc 79,827
3,771 InvenTrust Properties Corp 106,983
12,471 Kite Realty Group Trust 331,230
5,210 Mack-Cali Realty Corp 93,051
3,014 National Health Investors, Inc 253,357
17,815 Paramount Group, Inc 87,650
7,983 Phillips Edison & Co, Inc 301,039
17,654 Piedmont Office Realty Trust, Inc 178,305
16,734 RLJ Lodging Trust 153,618
3,266 (c) Ryman Hospitality Properties, Inc 350,246
18,221 Summit Hotel Properties, Inc 124,996
19,138 Sunstone Hotel Investors, Inc 197,504
9,972 Tanger Factory Outlet Centers, Inc 330,871
7,278 UMH Properties, Inc 143,158
5,472 Urban Edge Properties 117,046
9,655 Washington REIT 169,831
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,659,555
FINANCIAL SERVICES - 6.0%
7,725 ARMOUR Residential REIT, Inc 157,590
5,321 Artisan Partners Asset Management, Inc 230,506
38,977 BGC Group, Inc 357,809
3,600 Enact Holdings, Inc 130,788
832 (a) Enova International, Inc 69,713
5,898 Essent Group Ltd 379,182
8,864 (a) Flywire Corp 145,281
9,567 (a) Green Dot Corp 112,030
4,623 Jackson Financial, Inc 421,756
899 (a) LendingTree, Inc 52,169
1,828 Merchants Bancorp 82,187
13,234 MFA Financial, Inc 168,336
980 (a) Moneylion, Inc 40,719
6,849 (a) NCR Corp ATM 195,402
7,963 (a) NMI Holdings, Inc 327,996
8,896 P10, Inc 95,276
15,080 (a) Pagseguro Digital Ltd 129,839
34,522 (a) Payoneer Global, Inc 259,951
580 Piper Jaffray Cos 164,610
7,743 Radian Group, Inc 268,605
14,166 (a) Repay Holdings Corp 115,594
3,892 Victory Capital Holdings, Inc 215,617
526 Virtus Investment Partners, Inc 110,171
TOTAL FINANCIAL SERVICES 4,231,127
FOOD, BEVERAGE & TOBACCO - 1.5%
2,804 Cal-Maine Foods, Inc 209,851
155 Coca-Cola Consolidated Inc 204,042
1,154 Lancaster Colony Corp 203,762
10,990 Primo Water Corp 277,497
5,366 (a) Vital Farms, Inc 188,186
TOTAL FOOD, BEVERAGE & TOBACCO 1,083,338
HEALTH CARE EQUIPMENT & SERVICES - 6.5%
1,335 (a) Addus HomeCare Corp 177,595
8,740 (a) Alphatec Holdings, Inc 48,594
7,623 (a) Angiodynamics, Inc 59,307
6,623 (a) AtriCure, Inc 185,709
12,792 (a),(b) BrightSpring Health Services, Inc 187,787
26,003 (a) Brookdale Senior Living, Inc 176,560

Small Cap Equity

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
5,070 (a) Castle Biosciences, Inc $ 144,596
23,050 (a) Community Health Systems, Inc 139,914
1,069 Conmed Corp 76,882
27,084 (a) Figs, Inc 185,255
8,588 (a) Health Catalyst, Inc 69,906
1,215 HealthStream, Inc 35,041
22,207 (a) Hims & Hers Health, Inc 409,053
4,839 (a) Inari Medical, Inc 199,560
4,385 (a) Lantheus Holdings, Inc 481,254
4,801 (a) LivaNova plc 252,245
3,582 (a) Merit Medical Systems, Inc 354,009
1,760 (a) PetIQ, Inc 54,155
10,260 (a) Privia Health Group, Inc 186,835
1,470 (a) PROCEPT BioRobotics Corp 117,776
4,294 Select Medical Holdings Corp 149,732
7,792 (a) Surgery Partners, Inc 251,214
5,460 (a) Tandem Diabetes Care, Inc 231,559
1,933 (a) TransMedics Group, Inc 303,481
470 US Physical Therapy, Inc 39,776
3,000 (a) Waystar Holding Corp 83,670
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,601,465
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
4,179 (a) BellRing Brands, Inc 253,749
1,581 (a) elf Beauty, Inc 172,376
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 426,125
INSURANCE - 1.6%
5,957 (a) BRP Group, Inc 296,659
2,614 Employers Holdings, Inc 125,394
2,776 F&G Annuities & Life, Inc 124,143
8,554 Fidelis Insurance Holdings Ltd 154,485
7,689 (a) Hamilton Insurance Group Ltd 148,705
917 (a) Palomar Holdings, Inc 86,812
2,280 Selective Insurance Group, Inc 212,724
TOTAL INSURANCE 1,148,922
MATERIALS - 5.0%
4,611 (a) Allegheny Technologies, Inc 308,522
3,589 (a) Aspen Aerogels, Inc 99,379
6,370 Avient Corp 320,538
1,440 Balchem Corp 253,440
3,305 Cabot Corp 369,400
2,514 Carpenter Technology Corp 401,184
15,669 (a) Coeur Mining, Inc 107,803
5,642 (a) Constellium SE 91,739
44,694 Hecla Mining Co 298,109
1,796 Innospec, Inc 203,109
3,048 (a) Knife River Corp 272,461
3,099 Minerals Technologies, Inc 239,336
1,950 Olympic Steel, Inc 76,050
2,505 Orion S.A. 44,614
9,389 (a) Rayonier Advanced Materials, Inc 80,370
2,704 Sensient Technologies Corp 216,915
3,162 (a) Summit Materials, Inc 123,413
TOTAL MATERIALS 3,506,382
MEDIA & ENTERTAINMENT - 2.4%
3,003 (a) Atlanta Braves Holdings, Inc 119,520
8,170 (a) Cargurus, Inc 245,345
3,413 (a) Cars.com, Inc 57,202
6,045 (a) EverQuote, Inc 127,489
12,609 (a) Integral Ad Science Holding Corp 136,303
1,415 John Wiley & Sons, Inc (Class A) 68,274
15,309 (a) Lions Gate Entertainment Corp (Class B) 105,938
5,176 (a) Madison Square Garden Entertainment Corp 220,135

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
12,752 (a) Magnite, Inc $ 176,615
8,440 (a) MediaAlpha, Inc 152,849
6,320 (a) PubMatic, Inc 93,978
6,860 (a) Vimeo, Inc 34,643
5,152 (a) Yelp, Inc 180,732
TOTAL MEDIA & ENTERTAINMENT 1,719,023
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.8%
9,700 (a) Acadia Pharmaceuticals, Inc 149,186
32,740 (a) ADMA Biologics, Inc 654,473
21,599 (a) Amicus Therapeutics, Inc 230,677
20,854 (a) Amneal Pharmaceuticals, Inc 173,505
2,159 (a) Amphastar Pharmaceuticals, Inc 104,776
2,542 (a) ANI Pharmaceuticals, Inc 151,656
22,241 (a) Annexon, Inc 131,667
30,300 (a) Ardelyx, Inc 208,767
17,070 (a) Aurinia Pharmaceuticals, Inc 125,123
10,770 (a) Avid Bioservices, Inc 122,563
5,530 (a) Avidity Biosciences, Inc 253,993
28,578 (a) BioCryst Pharmaceuticals, Inc 217,193
608 (a) Blueprint Medicines Corp 56,240
4,920 (a) CareDx, Inc 153,627
10,622 (a) Catalyst Pharmaceuticals, Inc 211,165
3,956 (a) Celldex Therapeutics, Inc 134,464
13,903 (a) Codexis, Inc 42,821
1,990 (a) Corbus Pharmaceuticals Holdings, Inc 41,054
30,983 (a),(b) Esperion Thereapeutics, Inc 51,122
9,368 (a) Evolus, Inc 151,762
6,910 (a) Halozyme Therapeutics, Inc 395,528
12,313 (a),(b) Heron Therapeutics, Inc 24,503
7,326 (a) Insmed, Inc 534,798
1,915 (a) Intra-Cellular Therapies, Inc 140,121
1,844 (a) Janux Therapeutics, Inc 83,773
2,670 (a) Keros Therapeutics, Inc 155,047
6,783 (a) Kiniksa Pharmaceuticals Ltd 169,507
1,790 (a) Longboard Pharmaceuticals, Inc 59,661
30,876 (a) MannKind Corp 194,210
4,729 (a) Mirum Pharmaceuticals, Inc 184,431
9,397 (a) Myriad Genetics, Inc 257,384
7,236 (a) Nurix Therapeutics, Inc 162,593
3,480 (a) Pacira BioSciences, Inc 52,374
11,300 (a) Perspective Therapeutics, Inc 150,855
2,846 Phibro Animal Health Corp 64,092
3,144 (a) Praxis Precision Medicines, Inc 180,906
1,572 (a) Protagonist Therapeutics, Inc 70,740
6,773 (a) PTC Therapeutics, Inc 251,278
6,390 (a) Quanterix Corp 82,814
3,740 (a) Replimune Group, Inc 40,990
1,557 (a) Syndax Pharmaceuticals, Inc 29,972
16,714 (a) Terns Pharmaceuticals, Inc 139,395
12,250 (a),(b) TG Therapeutics, Inc 286,528
16,226 (a) Travere Therapeutics, Inc 227,002
6,587 (a) Veracyte, Inc 224,221
9,623 (a) Verve Therapeutics, Inc 46,575
6,020 (a) Vir Biotechnology, Inc 45,090
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,620,222
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
15,280 Newmark Group, Inc 237,298
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 237,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
3,667 (a) Ambarella, Inc 206,837
2,246 (a) Axcelis Technologies, Inc 235,493
5,396 (a) Credo Technology Group Holding Ltd 166,197

Small Cap Equity

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
1,500 (a) Impinj, Inc $ 324,780
5,310 (a) Rambus, Inc 224,188
3,365 (a) Semtech Corp 153,646
2,653 (a) Ultra Clean Holdings 105,934
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,417,075
SOFTWARE & SERVICES - 5.9%
5,619 (a) Alkami Technology, Inc 177,223
1,164 (a) Appfolio, Inc 274,006
7,977 (a) AvePoint, Inc 93,889
9,207 Clear Secure, Inc 305,120
11,803 (a) Clearwater Analytics Holdings, Inc 298,026
3,197 (a) Commvault Systems, Inc 491,858
3,080 (a) Dave, Inc 123,077
4,407 (a) Intapp, Inc 210,787
17,188 (a) Olo, Inc 85,252
9,447 (a) Pagaya Technologies Ltd 99,855
7,594 (a) PagerDuty, Inc 140,869
3,985 (a) PROS Holdings, Inc 73,802
2,449 (a) Q2 Holdings, Inc 195,357
1,265 (a) Sprout Social, Inc 36,774
1,539 (a) SPS Commerce, Inc 298,828
7,139 (a) Tenable Holdings, Inc 289,272
2,905 (a) Varonis Systems, Inc 164,132
6,596 (a) Verint Systems, Inc 167,077
2,633 (a) Workiva, Inc 208,323
11,364 (a) Zeta Global Holdings Corp 338,988
10,168 (a) Zuora, Inc 87,648
TOTAL SOFTWARE & SERVICES 4,160,163
TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
31,210 (a) CommScope Holding Co, Inc 190,693
3,560 (a) Diebold Nixdorf, Inc 158,990
1,673 (a) Fabrinet 395,564
6,199 (a) Knowles Corp 111,768
9,190 (a) Netscout Systems, Inc 199,882
969 (a) OSI Systems, Inc 147,123
1,257 (a) Plexus Corp 171,844
7,359 (a) Sanmina Corp 503,724
180 (a) Super Micro Computer, Inc 74,952
11,125 (a) Viasat, Inc 132,833
831 (a) Vishay Precision Group, Inc 21,523
10,206 Xerox Holdings Corp 105,938
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,214,834
TELECOMMUNICATION SERVICES - 0.8%
2,100 (a) Anterix, Inc 79,086
6,081 (a) Bandwidth, Inc 106,478
3,992 Iridium Communications, Inc 121,556
11,582 Telephone and Data Systems, Inc 269,282
TOTAL TELECOMMUNICATION SERVICES 576,402
TRANSPORTATION - 1.5%
2,102 ArcBest Corp 227,962
8,964 Costamare, Inc 140,914
5,324 Hub Group, Inc (Class A) 241,976
4,865 (a) Skywest, Inc 413,622
TOTAL TRANSPORTATION 1,024,474
UTILITIES - 2.9%
2,520 Allete, Inc 161,759
4,734 Black Hills Corp 289,342
8,517 Brookfield Infrastructure Corp 369,893
2,490 California Water Service Group 135,008
3,820 NorthWestern Corp 218,580
2,864 ONE Gas, Inc 213,139
1,639 Otter Tail Corp 128,104

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
UTILITIES (continued)
3,116 SJW Corp $ 181,071
3,930 Spire, Inc 264,450
1,529 Unitil Corp 92,627
TOTAL UTILITIES 2,053,973
TOTAL COMMON STOCKS
(Cost $53,824,639) 68,473,917
TOTAL LONG-TERM INVESTMENTS
(Cost $53,824,639) 68,473,917
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.4%
TREASURY DEBT - 3.4%
$ 2,418,000 United States Treasury Bill 0 .000% 10/01/24 2,418,000
TOTAL TREASURY DEBT 2,418,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,418,000) 2,418,000
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
389,319 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (e) 389,319
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $389,319) 389,319
TOTAL INVESTMENTS - 100.7%
(Cost $56,631,958) 71,281,236
OTHER ASSETS & LIABILITIES, NET - (0.7)% (522,349)
NET ASSETS - 100.0% $ 70,758,887
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $716,480.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 20 12/20/24  $ 2,213,796 $ 2,249,200 $ 35,404

Stock Index
Portfolio of Investments September 30, 2024

See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1.6%
1,634 (a) Adient plc $ 36,879
1,752 (a) American Axle & Manufacturing Holdings, Inc 10,827
4,464 (a) Aptiv plc 321,453
1,242 Atmus Filtration Technologies, Inc 46,612
3,319 BorgWarner, Inc 120,447
271 (a) Cooper-Standard Holdings, Inc 3,759
1,652 Dana Inc 17,445
476 (a) Dorman Products, Inc 53,845
60,104 Ford Motor Co 634,698
713 (a) Fox Factory Holding Corp 29,589
16,877 General Motors Co 756,765
3,486 Gentex Corp 103,499
573 (a) Gentherm, Inc 26,673
4,151 (a) Goodyear Tire & Rubber Co 36,736
2,011 Harley-Davidson, Inc 77,484
377 LCI Industries 45,444
864 Lear Corp 94,306
11,997 (a),(b) Lucid Group, Inc 42,349
3,923 (a),(b) Luminar Technologies, Inc 3,530
772 (a) Modine Manufacturing Co 102,514
381 Patrick Industries, Inc 54,243
817 Phinia, Inc 37,607
4,728 (a) QuantumScape Corp 27,186
12,953 (a),(b) Rivian Automotive, Inc 145,333
2,129 (a),(b) Solid Power, Inc 2,874
330 Standard Motor Products, Inc 10,956
449 (a) Stoneridge, Inc 5,024
43,387 (a) Tesla, Inc 11,351,341
900 Thor Industries, Inc 98,901
496 (a) Visteon Corp 47,239
486 Winnebago Industries, Inc 28,241
343 (a) XPEL, Inc 14,876
TOTAL AUTOMOBILES & COMPONENTS 14,388,675
BANKS - 3.6%
254 1st Source Corp 15,210
95 ACNB Corp 4,149
197 Amalgamated Financial Corp 6,180
442 Amerant Bancorp, Inc 9,446
1,222 Ameris Bancorp 76,241
204 Arrow Financial Corp 5,847
1,508 Associated Banc-Corp 32,482
1,450 Atlantic Union Bankshares Corp 54,621
945 (a) Axos Financial, Inc 59,422
1,824 Banc of California, Inc 26,868
446 Bancfirst Corp 46,941
814 (a) Bancorp, Inc 43,549
117 Bank First Corp 10,612
105,603 Bank of America Corp 4,190,327
861 Bank of Hawaii Corp 54,045
174 Bank of Marin Bancorp 3,496
415 Bank of NT Butterfield & Son Ltd 15,305
1,880 Bank OZK 80,821
802 BankUnited, Inc 29,225
511 Banner Corp 30,435
219 Bar Harbor Bankshares 6,754
148 BayCom Corp 3,511
174 BCB Bancorp, Inc 2,147
641 Berkshire Hills Bancorp, Inc 17,262

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
BANKS (continued)
298 (a) Blue Foundry Bancorp $ 3,054
427 BOK Financial Corp 44,673
385 (a) Bridgewater Bancshares, Inc 5,455
1,258 Brookline Bancorp, Inc 12,693
197 Burke & Herbert Financial Services Corp 12,015
324 Business First Bancshares, Inc 8,317
231 Byline Bancorp, Inc 6,184
3,491 Cadence Bank 111,188
238 Camden National Corp 9,834
693 Capital Bancorp, Inc 17,817
156 Capital City Bank Group, Inc 5,505
2,332 Capitol Federal Financial, Inc 13,619
641 (a) Carter Bankshares, Inc 11,147
1,220 Cathay General Bancorp 52,399
470 Central Pacific Financial Corp 13,870
30,185 Citigroup, Inc 1,889,581
167 Citizens & Northern Corp 3,288
7,652 Citizens Financial Group, Inc 314,268
63 Citizens Financial Services, Inc 3,701
236 City Holding Co 27,704
157 Civista Bancshares, Inc 2,798
226 CNB Financial Corp 5,438
415 (a) Coastal Financial Corp 22,406
163 Colony Bankcorp, Inc 2,530
3,230 Columbia Banking System, Inc 84,335
599 (a) Columbia Financial, Inc 10,225
2,351 Comerica, Inc 140,848
2,055 Commerce Bancshares, Inc 122,067
1,009 Community Bank System, Inc 58,593
238 Community Trust Bancorp, Inc 11,819
422 ConnectOne Bancorp, Inc 10,571
858 (a) CrossFirst Bankshares, Inc 14,320
1,101 Cullen/Frost Bankers, Inc 123,158
438 (a) Customers Bancorp, Inc 20,345
2,357 CVB Financial Corp 42,002
611 Dime Community Bancshares, Inc 17,597
638 Eagle Bancorp, Inc 14,406
2,453 East West Bancorp, Inc 202,961
2,944 Eastern Bankshares, Inc 48,252
147 Enterprise Bancorp, Inc 4,698
424 Enterprise Financial Services Corp 21,734
161 Equity Bancshares, Inc 6,582
105 Esquire Financial Holdings, Inc 6,847
227 ESSA Bancorp, Inc 4,363
193 Farmers & Merchants Bancorp, Inc 5,336
378 Farmers National Banc Corp 5,715
560 FB Financial Corp 26,281
11,034 Fifth Third Bancorp 472,697
202 Financial Institutions, Inc 5,145
440 First Bancorp 18,300
3,399 First BanCorp 71,957
162 First Bancorp, Inc 4,264
201 First Bancshares, Inc 6,458
354 First Bank 5,381
586 First Busey Corp 15,248
87 First Business Financial Services, Inc 3,966
177 First Citizens Bancshares, Inc (Class A) 325,848
1,371 First Commonwealth Financial Corp 23,513
242 First Community Bancshares, Inc 10,442
1,705 First Financial Bancorp 43,017
2,288 First Financial Bankshares, Inc 84,679
445 First Foundation, Inc 2,777

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
2,293 First Hawaiian, Inc $ 53,083
8,270 First Horizon National Corp 128,433
1,459 First Interstate BancSystem, Inc 44,762
960 First Merchants Corp 35,712
93 First Mid Bancshares, Inc 3,619
321 First of Long Island Corp 4,131
170 (a) First Western Financial, Inc 3,400
177 Five Star Bancorp 5,262
358 Flushing Financial Corp 5,220
5,298 FNB Corp 74,755
2,673 Fulton Financial Corp 48,461
158 (a) FVCBankcorp, Inc 2,062
325 German American Bancorp, Inc 12,594
1,648 Glacier Bancorp, Inc 75,314
26 Great Southern Bancorp, Inc 1,490
132 Greene County Bancorp, Inc 4,079
28 Guaranty Bancshares, Inc 963
1,685 Hancock Whitney Corp 86,221
484 Hanmi Financial Corp 9,002
1,147 HarborOne Bancorp, Inc 14,888
429 Heartland Financial USA, Inc 24,324
1,217 Heritage Commerce Corp 12,024
460 Heritage Financial Corp 10,014
1,168 Hilltop Holdings, Inc 37,563
22 Hingham Institution For Savings The 5,353
89 Home Bancorp, Inc 3,968
2,960 Home Bancshares, Inc 80,186
314 HomeStreet, Inc 4,949
265 HomeTrust Bancshares, Inc 9,031
1,956 Hope Bancorp, Inc 24,567
501 Horizon Bancorp, Inc 7,791
23,480 Huntington Bancshares, Inc 345,156
726 Independent Bank Corp 42,928
308 Independent Bank Corp 10,272
488 Independent Bank Group, Inc 28,138
843 International Bancshares Corp 50,403
164 John Marshall Bancorp, Inc 3,244
44,776 JPMorgan Chase & Co 9,441,467
2,079 Kearny Financial Corp 14,283
16,007 Keycorp 268,117
525 Lakeland Financial Corp 34,188
485 Live Oak Bancshares, Inc 22,974
2,601 M&T Bank Corp 463,290
226 Mercantile Bank Corp 9,881
224 Metrocity Bankshares, Inc 6,859
101 (a) Metropolitan Bank Holding Corp 5,311
129 Mid Penn Bancorp, Inc 3,848
324 Midland States Bancorp, Inc 7,251
169 MidWestOne Financial Group, Inc 4,822
142 MVB Financial Corp 2,749
535 National Bank Holdings Corp 22,523
243 National Bankshares, Inc 7,266
669 NBT Bancorp, Inc 29,590
3,925 New York Community Bancorp, Inc 44,078
140 Nicolet Bankshares, Inc 13,388
90 Northeast Bank 6,942
643 Northfield Bancorp, Inc 7,459
1,369 Northwest Bancshares, Inc 18,317
50,264 (a) NU Holdings Ltd 686,104
714 OceanFirst Financial Corp 13,273
596 OFG Bancorp 26,772
3,793 Old National Bancorp 70,777

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
BANKS (continued)
432 Old Second Bancorp, Inc $ 6,735
249 Origin Bancorp, Inc 8,008
111 Orrstown Financial Services, Inc 3,992
1,405 Pacific Premier Bancorp, Inc 35,350
205 Park National Corp 34,436
126 Parke Bancorp, Inc 2,633
513 Pathward Financial, Inc 33,863
144 PCB Bancorp 2,706
259 Peapack Gladstone Financial Corp 7,099
532 Peoples Bancorp, Inc 16,008
101 Peoples Financial Services Corp 4,735
1,330 Pinnacle Financial Partners, Inc 130,300
226 (a) Pioneer Bancorp, Inc 2,479
6,259 PNC Financial Services Group, Inc 1,156,976
420 (a) Ponce Financial Group, Inc 4,910
1,252 Popular, Inc 125,538
188 Preferred Bank 15,087
586 Premier Financial Corp 13,759
169 Primis Financial Corp 2,058
1,690 Prosperity Bancshares, Inc 121,798
1,724 Provident Financial Services, Inc 31,997
190 QCR Holdings, Inc 14,066
104 RBB Bancorp 2,394
91 Red River Bancshares, Inc 4,732
15,074 Regions Financial Corp 351,676
769 Renasant Corp 24,992
146 Republic Bancorp, Inc (Class A) 9,534
540 S&T Bancorp, Inc 22,664
495 Sandy Spring Bancorp, Inc 15,528
977 Seacoast Banking Corp of Florida 26,037
726 ServisFirst Bancshares, Inc 58,407
130 Shore Bancshares, Inc 1,819
192 Sierra Bancorp 5,545
1,550 Simmons First National Corp (Class A) 33,387
116 SmartFinancial, Inc 3,380
138 South Plains Financial, Inc 4,681
101 (a) Southern First Bancshares, Inc 3,442
86 Southern Missouri Bancorp, Inc 4,858
432 Southside Bancshares, Inc 14,442
1,456 SouthState Corp 141,494
522 Stellar Bancorp, Inc 13,515
346 (a) Sterling Bancorp, Inc 1,574
421 Stock Yards Bancorp, Inc 26,098
2,625 Synovus Financial Corp 116,734
932 (a) Texas Capital Bancshares, Inc 66,601
192 (a) Third Coast Bancshares, Inc 5,140
229 Tompkins Trustco, Inc 13,234
996 Towne Bank 32,928
618 Trico Bancshares 26,358
513 (a) Triumph Financial, Inc 40,804
21,280 Truist Financial Corp 910,146
277 TrustCo Bank Corp NY 9,160
1,035 Trustmark Corp 32,934
685 UMB Financial Corp 72,000
1,802 United Bankshares, Inc 66,854
1,315 United Community Banks, Inc 38,240
364 Univest Financial Corp 10,243
24,543 US Bancorp 1,122,351
328 USCB Financial Holdings, Inc 5,002
6,140 Valley National Bancorp 55,628
1,054 Veritex Holdings, Inc 27,741
741 Washington Federal, Inc 25,824

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
232 Washington Trust Bancorp, Inc $ 7,473
2,747 Webster Financial Corp 128,038
54,886 Wells Fargo & Co 3,100,510
875 WesBanco, Inc 26,057
239 West Bancorporation, Inc 4,543
533 Westamerica Bancorporation 26,341
1,585 Western Alliance Bancorp 137,087
940 Wintrust Financial Corp 102,018
1,054 WSFS Financial Corp 53,743
2,395 Zions Bancorporation 113,092
TOTAL BANKS 30,987,574
CAPITAL GOODS - 6.5%
2,107 (a) 3D Systems Corp 5,984
8,685 3M Co 1,187,240
1,763 A.O. Smith Corp 158,370
1,086 Aaon, Inc 117,114
511 (a) AAR Corp 33,399
470 Acuity Brands, Inc 129,433
1,058 Advanced Drainage Systems, Inc 166,275
2,147 Aecom Technology Corp 221,721
407 (a) Aerovironment, Inc 81,603
149 (a) AerSale Corp 752
840 AGCO Corp 82,202
1,501 Air Lease Corp 67,980
148 Alamo Group, Inc 26,659
620 Albany International Corp (Class A) 55,087
1,346 Allegion plc 196,166
197 Allied Motion Technologies, Inc 3,741
1,313 Allison Transmission Holdings, Inc 126,140
330 Alta Equipment Group, Inc 2,224
512 (a) Ameresco, Inc 19,425
520 (a) American Superconductor Corp 12,272
254 (a) American Woodmark Corp 23,736
3,546 Ametek, Inc 608,884
3,356 (a) API Group Corp 110,815
438 Apogee Enterprises, Inc 30,667
567 Applied Industrial Technologies, Inc 126,515
2,056 (a) Archer Aviation, Inc 6,230
909 Arcosa, Inc 86,137
244 Argan, Inc 24,749
564 Armstrong World Industries, Inc 74,127
2,492 (a) Array Technologies, Inc 16,447
334 Astec Industries, Inc 10,668
340 (a) Astronics Corp 6,623
587 Atkore, Inc 49,742
1,101 (a) Axon Enterprise, Inc 439,960
2,171 (a) AZEK Co, Inc 101,603
406 AZZ, Inc 33,540
782 Barnes Group, Inc 31,601
1,000 (a) Beacon Roofing Supply, Inc 86,430
632 (a),(b) Blink Charging Co 1,087
2,944 (a),(b) Bloom Energy Corp 31,089
494 (a) Blue Bird Corp 23,692
166 (a) BlueLinx Holdings, Inc 17,500
9,191 (a) Boeing Co 1,397,400
597 Boise Cascade Co 84,165
145 (a) Bowman Consulting Group Ltd 3,492
287 Brookfield Business Corp 7,270
1,929 (a) Builders FirstSource, Inc 373,956
1,363 BWX Technologies, Inc 148,158
228 Cadre Holdings, Inc 8,653
743 Carlisle Cos, Inc 334,164

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
13,122 Carrier Global Corp $ 1,056,190
7,637 Caterpillar, Inc 2,986,983
8,360 (a),(b) ChargePoint Holdings, Inc 11,453
669 (a) Chart Industries, Inc 83,050
11,796 CNH Industrial NV 130,936
413 Columbus McKinnon Corp 14,868
575 Comfort Systems USA, Inc 224,451
597 (a) Commercial Vehicle Group, Inc 1,940
708 (a) Concrete Pumping Holdings, Inc 4,099
531 (a) Construction Partners, Inc 37,064
2,541 (a) Core & Main, Inc 112,820
775 Crane Co 122,667
225 CSW Industrials, Inc 82,438
2,179 Cummins, Inc 705,538
616 Curtiss-Wright Corp 202,473
688 (a) Custom Truck One Source, Inc 2,374
3,938 Deere & Co 1,643,446
1,637 (a) DNOW, Inc 21,166
1,811 Donaldson Co, Inc 133,471
347 Douglas Dynamics, Inc 9,570
2,162 Dover Corp 414,542
160 (a) Ducommun, Inc 10,533
240 (a) DXP Enterprises, Inc 12,806
486 (a) Dycom Industries, Inc 95,791
6,249 Eaton Corp plc 2,071,169
709 EMCOR Group, Inc 305,246
8,898 Emerson Electric Co 973,174
738 (a) Energy Recovery, Inc 12,834
1,905 (a),(b) Energy Vault Holdings, Inc 1,829
917 Enerpac Tool Group Corp 38,413
681 EnerSys 69,496
2,221 (a),(b) Enovix Corp 20,744
330 EnPro Industries, Inc 53,519
752 Esab Corp 79,945
502 ESCO Technologies, Inc 64,748
8,921 Fastenal Co 637,138
1,130 Federal Signal Corp 105,610
2,325 Flowserve Corp 120,179
503 (a) Fluence Energy, Inc 11,423
2,585 (a) Fluor Corp 123,330
5,482 Fortive Corp 432,694
2,085 Fortune Brands Innovations, Inc 186,670
719 Franklin Electric Co, Inc 75,366
1,534 FTAI Aviation Ltd 203,869
14,364 (a) FuelCell Energy, Inc 5,458
2,911 (a) Gates Industrial Corp plc 51,088
491 GATX Corp 65,033
4,307 (a) GE Vernova, Inc 1,098,199
915 (a) Generac Holdings, Inc 145,375
4,239 General Dynamics Corp 1,281,026
17,054 General Electric Co 3,216,043
567 (a) Gibraltar Industries, Inc 39,650
187 Global Industrial Co 6,352
829 (a) GMS, Inc 75,083
368 Gorman-Rupp Co 14,334
2,632 Graco, Inc 230,326
2,996 (a),(b) GrafTech International Ltd 3,955
696 Granite Construction, Inc 55,179
890 (a) Great Lakes Dredge & Dock Corp 9,372
648 Greenbrier Cos, Inc 32,977
552 Griffon Corp 38,640
627 H&E Equipment Services, Inc 30,522

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
2,020 (a) Hayward Holdings, Inc $ 30,987
760 HEICO Corp 198,725
1,362 HEICO Corp (Class A) 277,521
629 Helios Technologies, Inc 30,003
413 Herc Holdings, Inc 65,845
1,552 Hexcel Corp 95,960
1,406 Hillenbrand, Inc 39,087
1,910 (a) Hillman Solutions Corp 20,170
10,092 Honeywell International, Inc 2,086,117
6,274 Howmet Aerospace, Inc 628,968
849 Hubbell, Inc 363,669
699 (a) Hudson Technologies, Inc 5,830
625 Huntington Ingalls Industries, Inc 165,237
1,987 (a) Hyliion Holdings Corp 4,928
158 Hyster-Yale Materials Handling, Inc 10,076
1,168 IDEX Corp 250,536
137 (a) IES Holdings, Inc 27,348
4,609 Illinois Tool Works, Inc 1,207,881
6,510 Ingersoll Rand, Inc 639,022
289 Insteel Industries, Inc 8,985
1,417 ITT, Inc 211,856
2,008 (a) Janus International Group, Inc 20,301
1,178 (a) JELD-WEN Holding, Inc 18,624
486 John Bean Technologies Corp 47,876
10,192 Johnson Controls International plc 791,001
166 Kadant, Inc 56,108
172 Karat Packaging, Inc 4,453
1,307 Kennametal, Inc 33,891
1,903 (a) Kratos Defense & Security Solutions, Inc 44,340
2,973 L3Harris Technologies, Inc 707,188
192 (a) Lawson Products, Inc 7,394
469 Lennox International, Inc 283,412
1,065 (a) Leonardo DRS, Inc 30,054
153 (a) Limbach Holdings, Inc 11,591
954 Lincoln Electric Holdings, Inc 183,187
165 Lindsay Corp 20,566
3,312 Lockheed Martin Corp 1,936,063
385 LSI Industries, Inc 6,218
478 Luxfer Holdings plc 6,190
539 (a) Manitowoc Co, Inc 5,185
3,600 Masco Corp 302,184
1,042 (a) Mastec, Inc 128,270
2,359 (a) Masterbrand, Inc 43,736
379 McGrath RentCorp 39,901
2,999 MDU Resources Group, Inc 82,203
952 (a) Mercury Computer Systems, Inc 35,224
820 (a) Middleby Corp 114,087
168 Miller Industries, Inc 10,248
500 Moog, Inc (Class A) 101,010
1,441 (a) MRC Global, Inc 18,358
524 MSC Industrial Direct Co (Class A) 45,095
1,766 Mueller Industries, Inc 130,861
2,381 Mueller Water Products, Inc (Class A) 51,668
301 (a) MYR Group, Inc 30,771
76 National Presto Industries, Inc 5,711
2,162 (a) NEXTracker, Inc 81,032
935 Nordson Corp 245,559
2,138 Northrop Grumman Corp 1,129,014
149 (a) Northwest Pipe Co 6,724
1,440 (a),(b) NuScale Power Corp 16,675
2,708 nVent Electric plc 190,264
44 Omega Flex, Inc 2,196

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
1,192 Oshkosh Corp $ 119,450
6,147 Otis Worldwide Corp 638,919
1,367 Owens Corning, Inc 241,303
7,922 PACCAR, Inc 781,743
291 Park Aerospace Corp 3,792
2,001 Parker-Hannifin Corp 1,264,272
633 (a) Parsons Corp 65,629
2,727 Pentair plc 266,673
9,728 (a),(b) Plug Power, Inc 21,985
141 Powell Industries, Inc 31,301
51 Preformed Line Products Co 6,532
729 Primoris Services Corp 42,340
509 (a) Proto Labs, Inc 14,949
492 Quanex Building Products Corp 13,653
2,341 Quanta Services, Inc 697,969
477 (a) RBC Bearings, Inc 142,804
1,033 Regal-Beloit Corp 171,354
2,451 (a) Resideo Technologies, Inc 49,363
562 REV Group, Inc 15,770
4,108 (a),(b) Rocket Lab USA, Inc 39,971
1,832 Rockwell Automation, Inc 491,819
20,757 RTX Corp 2,514,918
216 Rush Enterprises, Inc 10,357
1,036 Rush Enterprises, Inc (Class A) 54,732
2,324 Sensata Technologies Holding plc 83,339
2,046 (a),(b) SES AI Corp 1,309
2,761 (a) Shoals Technologies Group, Inc 15,489
514 Shyft Group, Inc 6,451
695 Simpson Manufacturing Co, Inc 132,933
727 (a) SiteOne Landscape Supply, Inc 109,712
785 Snap-On, Inc 227,422
1,891 (a) Spirit Aerosystems Holdings, Inc (Class A) 61,476
647 (a) SPX Technologies, Inc 103,171
195 Standex International Corp 35,642
2,609 Stanley Black & Decker, Inc 287,329
394 (a) Sterling Construction Co, Inc 57,138
3,438 (a) Sunrun, Inc 62,090
328 Tecnoglass, Inc 22,520
268 Tennant Co 25,739
939 Terex Corp 49,682
2,800 Textron, Inc 248,024
509 (a) Thermon Group Holdings, Inc 15,189
881 Timken Co 74,259
638 (a) Titan International, Inc 5,187
282 (a) Titan Machinery, Inc 3,928
1,552 Toro Co 134,605
3,505 Trane Technologies plc 1,362,499
121 (a) Transcat, Inc 14,613
849 TransDigm Group, Inc 1,211,633
1,924 (a) Trex Co, Inc 128,100
1,374 Trinity Industries, Inc 47,870
1,063 (a) Triumph Group, Inc 13,702
1,186 (a) Tutor Perini Corp 32,212
901 UFP Industries, Inc 118,220
1,059 United Rentals, Inc 857,504
156 (a) V2X, Inc 8,714
345 Valmont Industries, Inc 100,033
5,651 Vertiv Holdings Co 562,218
339 (a) Vicor Corp 14,272
424 (a) Virgin Galactic Holdings, Inc 2,586
676 W.W. Grainger, Inc 702,236
918 Wabash National Corp 17,616

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
535 Watsco, Inc $ 263,156
406 Watts Water Technologies, Inc (Class A) 84,119
605 WESCO International, Inc 101,628
2,630 Westinghouse Air Brake Technologies Corp 478,055
3,090 (a) WillScot Mobile Mini Holdings Corp 116,184
893 Woodward Inc 153,158
576 (a) Xometry, Inc 10,581
3,674 Xylem, Inc 496,100
2,011 (b) Zurn Elkay Water Solutions Corp 72,275
TOTAL CAPITAL GOODS 56,926,264
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
1,238 ABM Industries, Inc 65,317
1,696 ACCO Brands Corp 9,277
1,880 (a) ACV Auctions, Inc 38,220
7,145 (a) Alight, Inc 52,873
1,852 (a) Amentum Holdings, Inc 59,727
271 Aris Water Solution, Inc 4,572
777 (a) ASGN, Inc 72,440
13,223 (a) Aurora Innovation, Inc 78,280
6,367 Automatic Data Processing, Inc 1,761,940
440 Barrett Business Services, Inc 16,504
261 (a),(b) BlackSky Technology, Inc 1,237
2,093 Booz Allen Hamilton Holding Corp 340,657
329 (a) BrightView Holdings, Inc 5,178
599 Brink's Co 69,268
1,860 Broadridge Financial Solutions, Inc 399,956
343 (a) CACI International, Inc (Class A) 173,064
801 (a) Casella Waste Systems, Inc (Class A) 79,692
778 (a) CBIZ, Inc 52,352
375 (a) CECO Environmental Corp 10,575
270 (a) Cimpress plc 22,118
5,304 Cintas Corp 1,091,988
3,616 (a) Clarivate plc 25,674
819 (a) Clean Harbors, Inc 197,961
177 Compx International, Inc 5,170
696 Concentrix Corp 35,670
3,045 (a) Conduent, Inc 12,271
13,618 (a) Copart, Inc 713,583
2,056 (a) CoreCivic, Inc 26,008
6,475 (a) CoStar Group, Inc 488,474
128 CRA International, Inc 22,441
520 CSG Systems International, Inc 25,298
754 Deluxe Corp 14,695
633 (a) Driven Brands Holdings, Inc 9,033
3,839 Dun & Bradstreet Holdings, Inc 44,187
394 Ennis, Inc 9,582
1,977 Equifax, Inc 580,961
2,555 (a) ExlService Holdings, Inc 97,473
944 Exponent, Inc 108,824
598 (a) First Advantage Corp 11,870
178 (a) Forrester Research, Inc 3,206
148 (a) Franklin Covey Co 6,087
524 (a) FTI Consulting, Inc 119,241
2,727 Genpact Ltd 106,926
2,553 (a) GEO Group, Inc 32,806
1,393 (a) Harsco Corp 14,404
1,153 (a) Healthcare Services Group 12,879
286 Heidrick & Struggles International, Inc 11,114
1,168 Herman Miller, Inc 28,920
757 HNI Corp 40,757
334 (a) Huron Consulting Group, Inc 36,306
282 ICF International, Inc 47,035

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
404 (a),(b) Innodata, Inc $ 6,775
674 Insperity, Inc 59,312
961 Interface, Inc 18,230
1,852 Jacobs Solutions, Inc 242,427
2,207 KBR, Inc 143,742
654 Kelly Services, Inc (Class A) 14,002
366 Kforce, Inc 22,491
1,048 Korn/Ferry International 78,852
1,550 (a) Legalzoom.com, Inc 9,843
2,075 Leidos Holdings, Inc 338,225
484 (a) Liquidity Services, Inc 11,035
931 Manpower, Inc 68,447
491 Matthews International Corp (Class A) 11,391
902 MAXIMUS, Inc 84,030
361 (a) Montrose Environmental Group, Inc 9,494
529 MSA Safety, Inc 93,813
224 (a) NV5 Global, Inc 20,940
2,200 (a) OPENLANE, Inc 37,136
5,054 Paychex, Inc 678,196
737 Paycom Software, Inc 122,762
1,227 (a) Performant Financial Corp 4,589
2,896 Pitney Bowes, Inc 20,648
2,398 (a) Planet Labs PBC 5,348
2,775 RB Global, Inc 223,360
175 (a) Red Violet, Inc 4,979
3,116 Republic Services, Inc 625,817
514 Resources Connection, Inc 4,986
1,790 Robert Half International, Inc 120,664
4,273 Rollins, Inc 216,128
822 Science Applications International Corp 114,480
3,344 SS&C Technologies Holdings, Inc 248,158
1,776 Steelcase, Inc (Class A) 23,958
1,556 (a) Stericycle, Inc 94,916
321 (a) Sterling Check Corp 5,367
4,060 Tetra Tech, Inc 191,470
3,000 TransUnion 314,100
480 TriNet Group, Inc 46,546
645 (a) TrueBlue, Inc 5,089
369 TTEC Holdings, Inc 2,166
237 Unifirst Corp 47,080
1,953 (a) Upwork, Inc 20,409
3,839 Veralto Corp 429,431
2,215 Verisk Analytics, Inc 593,531
2,291 (a) Verra Mobility Corp 63,713
2,027 Vestis Corp 30,202
440 (a) Viad Corp 15,765
134 VSE Corp 11,086
6,242 Waste Management, Inc 1,295,839
116 (a) Willdan Group, Inc 4,750
684 (a) WNS Holdings Ltd 36,054
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,185,863
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
426 (a) 1-800-FLOWERS.COM, Inc (Class A) 3,378
667 Aaron's Co, Inc 6,637
780 (a) Abercrombie & Fitch Co (Class A) 109,122
1,229 Academy Sports & Outdoors, Inc 71,724
887 Advance Auto Parts, Inc 34,584
145,020 (a) Amazon.com, Inc 27,021,577
2,547 American Eagle Outfitters, Inc 57,027
122 (a) America's Car-Mart, Inc 5,114
758 (b) Arhaus, Inc 9,331
1,783 Arko Corp 12,517

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
346 (a) Asbury Automotive Group, Inc $ 82,552
396 (a) Autonation, Inc 70,852
262 (a) Autozone, Inc 825,310
1,577 (a),(b) BARK, Inc 2,571
3,569 Bath & Body Works, Inc 113,922
3,356 Best Buy Co, Inc 346,675
455 (a) Boot Barn Holdings, Inc 76,112
526 Buckle, Inc 23,128
200 Build-A-Bear Workshop, Inc 6,874
1,002 (a) Burlington Stores, Inc 264,007
331 Caleres, Inc 10,940
670 Camping World Holdings, Inc 16,227
2,435 (a) Carmax, Inc 188,420
1,667 (a) Carvana Co 290,241
18,273 (a) Coupang, Inc 448,602
892 Designer Brands, Inc 6,583
919 (a) Destination XL Group, Inc 2,702
954 Dick's Sporting Goods, Inc 199,100
77 (b) Dillard's, Inc (Class A) 29,544
7,590 eBay, Inc 494,185
1,875 (a) Etsy, Inc 104,119
4,455 (a) EVgo, Inc 18,444
3,184 Ferguson Enterprises, Inc 632,247
948 (a) Five Below, Inc 83,756
1,672 (a) Floor & Decor Holdings, Inc 207,612
1,404 Foot Locker, Inc 36,279
389 (a) Funko, Inc 4,754
5,773 (a),(b) GameStop Corp (Class A) 132,375
3,094 Gap, Inc 68,223
127 (a) Genesco, Inc 3,451
2,202 Genuine Parts Co 307,575
363 (a),(b) GigaCloud Technology, Inc 8,342
228 Group 1 Automotive, Inc 87,333
934 (a) GrowGeneration Corp 1,989
286 Haverty Furniture Cos, Inc 7,856
15,482 Home Depot, Inc 6,273,306
1,622 (b) Kohl's Corp 34,224
221 (a) Lands' End, Inc 3,817
2,409 (a) Leslie's, Inc 7,612
381 Lithia Motors, Inc (Class A) 121,021
3,983 LKQ Corp 159,001
8,910 Lowe's Cos, Inc 2,413,274
4,222 Macy's, Inc 66,243
389 (a) MarineMax, Inc 13,720
566 Monro Muffler, Inc 16,335
276 Murphy USA, Inc 136,032
1,406 (a) National Vision Holdings, Inc 15,339
1,826 Nordstrom, Inc 41,067
740 (a) ODP Corp 22,015
1,041 (a) Ollie's Bargain Outlet Holdings, Inc 101,185
180 (a),(b) OneWater Marine, Inc 4,304
895 (a) O'Reilly Automotive, Inc 1,030,682
752 (a) Overstock.com, Inc 7,580
256 Penske Auto Group, Inc 41,580
1,122 (a) Petco Health & Wellness Co, Inc 5,105
606 Pool Corp 228,341
610 (a) Revolve Group, Inc 15,116
290 (a) RH 96,985
5,073 Ross Stores, Inc 763,537
1,437 (a) Sally Beauty Holdings, Inc 19,500
406 Shoe Carnival, Inc 17,803
583 Signet Jewelers Ltd 60,131

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
441 (a) Sleep Number Corp $ 8,079
345 Sonic Automotive, Inc (Class A) 20,176
1,508 (a) Stitch Fix, Inc 4,253
1,347 (a) ThredUp, Inc 1,134
297 (a) Tilly's, Inc 1,515
17,418 TJX Cos, Inc 2,047,312
1,728 Tractor Supply Co 502,727
735 (a) Ulta Beauty, Inc 286,003
941 Upbound Group, Inc 30,103
1,237 (a) Urban Outfitters, Inc 47,389
2,150 (a) Valvoline, Inc 89,978
1,365 (a) Victoria's Secret & Co 35,081
1,287 (a) Warby Parker, Inc 21,017
1,297 (a) Wayfair, Inc 72,865
203 Weyco Group, Inc 6,910
2,040 Williams-Sonoma, Inc 316,037
37 Winmark Corp 14,168
314 (a) Zumiez, Inc 6,688
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 47,760,203
CONSUMER DURABLES & APPAREL - 1.1%
707 Acushnet Holdings Corp 45,071
1,709 (a),(b) Amer Sports, Inc 27,258
1,083 (a) AMMO, Inc 1,549
285 (a) Beazer Homes USA, Inc 9,738
353 (a) BK LC Lux Finco 2 Sarl 17,399
974 Brunswick Corp 81,641
2,097 (a) Callaway Golf Co 23,025
1,736 (a) Capri Holdings Ltd 73,676
450 Carter's, Inc 29,241
132 (a) Cavco Industries, Inc 56,528
608 Century Communities, Inc 62,612
307 Clarus Corp 1,381
604 Columbia Sportswear Co 50,247
761 Cricut, Inc 5,274
929 (a) Crocs, Inc 134,528
2,448 (a) Deckers Outdoor Corp 390,334
4,758 DR Horton, Inc 907,684
197 (a) Dream Finders Homes, Inc 7,133
327 Ethan Allen Interiors, Inc 10,428
2,304 (a) Garmin Ltd 405,573
682 (a) G-III Apparel Group Ltd 20,815
1,998 (a) GoPro, Inc 2,717
426 (a) Green Brick Partners, Inc 35,579
6,162 (a) Hanesbrands, Inc 45,291
2,241 Hasbro, Inc 162,069
444 (a) Helen of Troy Ltd 27,461
81 (a) Hovnanian Enterprises, Inc 16,554
379 Installed Building Products, Inc 93,336
443 (a),(b) iRobot Corp 3,850
75 Johnson Outdoors, Inc 2,715
943 KB Home 80,806
811 Kontoor Brands, Inc 66,324
706 (a) Latham Group, Inc 4,801
696 La-Z-Boy, Inc 29,879
2,404 Leggett & Platt, Inc 32,742
3,906 Lennar Corp (Class A) 732,297
224 Lennar Corp (Class B) 38,739
353 (a) LGI Homes, Inc 41,838
223 (a) Lovesac Co 6,389
1,898 (a) Lululemon Athletica, Inc 515,022
301 (a) M/I Homes, Inc 51,579
287 (a) Malibu Boats, Inc 11,138

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
156 Marine Products Corp $ 1,512
295 (a) MasterCraft Boat Holdings, Inc 5,372
4,838 (a) Mattel, Inc 92,164
529 Meritage Homes Corp 108,482
918 (a) Mohawk Industries, Inc 147,504
227 Movado Group, Inc 4,222
6,236 Newell Rubbermaid, Inc 47,892
18,705 Nike, Inc (Class B) 1,653,522
44 (a) NVR, Inc 431,719
276 Oxford Industries, Inc 23,946
4,992 (a) Peloton Interactive, Inc 23,363
792 Polaris Industries, Inc 65,926
3,194 Pulte Homes, Inc 458,435
766 PVH Corp 77,236
607 Ralph Lauren Corp 117,679
200 Rocky Brands, Inc 6,372
1,024 SharkNinja Global SPV Ltd 111,319
2,043 (a) Skechers U.S.A., Inc (Class A) 136,718
966 (a) Skyline Champion Corp 91,625
840 Smith & Wesson Brands, Inc 10,903
2,102 (a) Sonos, Inc 25,834
1,383 Steven Madden Ltd 67,753
272 Sturm Ruger & Co, Inc 11,337
3,292 Tapestry, Inc 154,658
1,558 (a) Taylor Morrison Home Corp 109,465
2,986 Tempur Sealy International, Inc 163,036
1,677 Toll Brothers, Inc 259,080
513 (a) TopBuild Corp 208,693
194 (a) Traeger, Inc 714
1,429 (a) Tri Pointe Homes, Inc 64,748
3,425 (a) Under Armour, Inc (Class A) 30,517
3,626 (a) Under Armour, Inc (Class C) 30,313
5,338 (b) VF Corp 106,493
1,021 (a) Vista Outdoor, Inc 40,003
1,116 (a),(b) Vizio Holding Corp 12,466
785 Whirlpool Corp 83,995
1,465 Wolverine World Wide, Inc 25,520
1,421 (a) YETI Holdings, Inc 58,304
TOTAL CONSUMER DURABLES & APPAREL 9,431,101
CONSUMER SERVICES - 2.2%
700 (a) Accel Entertainment, Inc 8,134
4,138 ADT, Inc 29,918
586 (a) Adtalem Global Education, Inc 44,231
6,675 (a) Airbnb, Inc 846,457
4,054 Aramark 157,011
631 (a) BALLY'S CORP 10,885
17 (a) Biglari Holdings, Inc (B Shares) 2,924
356 (a) BJ's Restaurants, Inc 11,591
1,539 Bloomin' Brands, Inc 25,440
532 Booking Holdings, Inc 2,240,848
1,079 Boyd Gaming Corp 69,757
1,041 (a) Bright Horizons Family Solutions, Inc 145,875
763 (a) Brinker International, Inc 58,392
3,464 (a) Caesars Entertainment, Inc 144,587
16,161 (a) Carnival Corp 298,655
234 Carriage Services, Inc 7,682
1,183 (a) Cava Group, Inc 146,515
702 Cheesecake Factory 28,466
2,349 (a) Chegg, Inc 4,158
21,750 (a) Chipotle Mexican Grill, Inc (Class A) 1,253,235
430 (b) Choice Hotels International, Inc 56,029
1,135 Churchill Downs, Inc 153,463

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
247 (a) Chuy's Holdings, Inc $ 9,238
1,836 (a) Coursera, Inc 14,578
463 (b) Cracker Barrel Old Country Store, Inc 20,997
1,711 Darden Restaurants, Inc 280,826
792 (a) Dave & Buster's Entertainment, Inc 26,968
1,168 (a) Denny's Corp 7,534
893 (a) Despegar.com Corp 11,073
266 Dine Brands Global Inc. 8,307
549 Domino's Pizza, Inc 236,147
5,464 (a) DoorDash, Inc 779,877
6,847 (a) DraftKings, Inc 268,402
576 (a) Duolingo, Inc 162,443
1,418 (a) Dutch Bros, Inc 45,419
302 (a) El Pollo Loco Holdings, Inc 4,137
38 (a),(c) Empire Resorts, Inc 0
281 (a) European Wax Center, Inc 1,911
1,316 (a) Everi Holdings, Inc 17,292
1,834 (a) Expedia Group, Inc 271,469
1,596 (a) Frontdoor, Inc 76,592
682 (a) Full House Resorts, Inc 3,424
1,807 (a),(b) Global Business Travel Group I 13,896
229 Golden Entertainment, Inc 7,280
58 Graham Holdings Co 47,660
572 (a) Grand Canyon Education, Inc 81,138
2,195 H&R Block, Inc 139,492
1,409 (a) Hilton Grand Vacations, Inc 51,175
3,784 Hilton Worldwide Holdings, Inc 872,212
738 Hyatt Hotels Corp 112,324
357 (a) Inspired Entertainment, Inc 3,309
1,684 International Game Technology plc 35,869
431 Jack in the Box, Inc 20,059
1,311 Krispy Kreme, Inc 14,080
89 (a),(b) Kura Sushi USA, Inc 7,170
5,593 Las Vegas Sands Corp 281,552
1,806 Laureate Education, Inc 29,998
619 (a) Life Time Group Holdings, Inc 15,116
1,373 (a) Light & Wonder, Inc 124,572
464 (a) Lindblad Expeditions Holdings, Inc 4,292
3,535 Marriott International, Inc (Class A) 878,801
418 Marriott Vacations Worldwide Corp 30,715
11,261 McDonald's Corp 3,429,087
3,967 (a) MGM Resorts International 155,070
844 (a) Mister Car Wash, Inc 5,494
173 Monarch Casino & Resort, Inc 13,714
805 (a),(b) Mondee Holdings, Inc 1,119
911 (a),(b) Nerdy, Inc 896
6,767 (a) Norwegian Cruise Line Holdings Ltd 138,791
353 (a) ONE Group Hospitality, Inc 1,299
1,026 OneSpaWorld Holdings Ltd 16,939
565 Papa John's International, Inc 30,437
2,314 (a) Penn National Gaming, Inc 43,642
1,137 Perdoceo Education Corp 25,287
1,475 (a) Planet Fitness, Inc 119,799
525 (a),(b) Portillo's, Inc 7,072
592 (a) Potbelly Corp 4,937
142 RCI Hospitality Holdings, Inc 6,326
924 Red Rock Resorts, Inc 50,303
3,626 Royal Caribbean Cruises Ltd 643,107
822 (a) Rush Street Interactive, Inc 8,919
5,391 (a) Sabre Corp 19,785
764 (a) SeaWorld Entertainment, Inc 38,658
2,355 Service Corp International 185,880

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
596 (a) Shake Shack, Inc $ 61,513
794 Six Flags Entertainment Corp 32,006
17,806 Starbucks Corp 1,735,907
403 Strategic Education, Inc 37,298
644 (a) Stride, Inc 54,940
1,928 Super Group SGHC Ltd 6,999
1,443 (a) Sweetgreen, Inc 51,154
877 (a) Target Hospitality Corp 6,823
1,055 Texas Roadhouse, Inc (Class A) 186,313
776 Travel & Leisure Co 35,758
1,149 (a) Udemy, Inc 8,549
434 (a) Universal Technical Institute, Inc 7,057
600 Vail Resorts, Inc 104,574
2,362 Wendy's Co 41,382
472 Wingstop, Inc 196,390
1,311 Wyndham Hotels & Resorts, Inc 102,442
1,549 Wynn Resorts Ltd 148,518
268 (a),(b) Xponential Fitness, Inc 3,323
4,283 Yum! Brands, Inc 598,378
TOTAL CONSUMER SERVICES 19,127,482
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
5,179 Albertsons Cos, Inc 95,708
418 Andersons, Inc 20,959
2,151 (a) BJ's Wholesale Club Holdings, Inc 177,414
550 Casey's General Stores, Inc 206,640
515 (a) Chefs' Warehouse, Inc 21,635
6,913 Costco Wholesale Corp 6,128,513
3,505 Dollar General Corp 296,418
3,377 (a) Dollar Tree, Inc 237,471
1,460 (a) Grocery Outlet Holding Corp 25,623
626 (a) HF Foods Group, Inc 2,235
213 Ingles Markets, Inc (Class A) 15,890
10,339 Kroger Co 592,425
2,675 (a) Maplebear, Inc 108,979
286 Natural Grocers by Vitamin Cottage, Inc 8,491
2,651 (a) Performance Food Group Co 207,759
385 Pricesmart, Inc 35,335
584 SpartanNash Co 13,087
1,641 (a) Sprouts Farmers Market, Inc 181,183
7,894 Sysco Corp 616,206
7,270 Target Corp 1,133,102
943 (a) United Natural Foods, Inc 15,861
3,431 (a) US Foods Holding Corp 211,007
127 Village Super Market (Class A) 4,037
9,068 Walgreens Boots Alliance, Inc 81,249
67,640 Walmart, Inc 5,461,930
218 Weis Markets, Inc 15,027
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 15,914,184
ENERGY - 3.5%
704 (a) Amplify Energy Corp 4,597
5,480 Antero Midstream Corp 82,474
4,860 (a) Antero Resources Corp 139,239
5,314 APA Corp 129,980
2,039 Archrock, Inc 41,269
667 Ardmore Shipping Corp 12,073
937 (b) Atlas Energy Solutions, Inc 20,427
16,148 Baker Hughes Co 583,750
1,892 Berry Corp 9,725
3,755 (b) Borr Drilling Ltd 20,615
351 (a) Bristow Group, Inc 12,176
12,017 Cabot Oil & Gas Corp 287,807
845 Cactus, Inc 50,421

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
ENERGY (continued)
912 California Resources Corp $ 47,853
243 (a) Centrus Energy Corp 13,329
3,416 ChampionX Corp 102,992
3,528 Cheniere Energy, Inc 634,476
1,919 Chesapeake Energy Corp 157,838
26,850 Chevron Corp 3,954,200
845 Chord Energy Corp 110,044
1,472 Civitas Resources, Inc 74,586
2,877 (a) Clean Energy Fuels Corp 8,948
2,191 (a) CNX Resources Corp 71,361
1,500 (b) Comstock Resources, Inc 16,695
18,212 ConocoPhillips 1,917,359
370 CONSOL Energy, Inc 38,721
809 Core Laboratories, Inc 14,991
1,895 Crescent Energy Co 20,750
583 (b) CVR Energy, Inc 13,427
1,373 Delek US Holdings, Inc 25,744
9,770 Devon Energy Corp 382,202
2,136 DHT Holdings, Inc 23,560
2,815 Diamondback Energy, Inc 485,306
626 (b) Diversified Energy Co plc 7,124
333 (a) DMC Global, Inc 4,322
395 Dorian LPG Ltd 13,596
1,673 DT Midstream, Inc 131,598
156 (a) Empire Petroleum Corp 819
2,241 (a) Encore Energy Corp 9,054
2,496 (a),(b) Energy Fuels, Inc 13,703
8,984 EOG Resources, Inc 1,104,403
9,444 EQT Corp 346,028
275 Excelerate Energy, Inc 6,053
1,226 (a) Expro Group Holdings NV 21,050
70,032 Exxon Mobil Corp 8,209,151
408 FLEX LNG Ltd 10,380
226 (a) Forum Energy Technologies, Inc 3,494
1,788 Golar LNG Ltd 65,727
842 (a) Green Plains, Inc 11,401
179 (a) Gulfport Energy Operating Corp 27,092
345 (a) Hallador Energy Co 3,253
13,196 Halliburton Co 383,344
2,743 (a) Helix Energy Solutions Group, Inc 30,447
1,274 Helmerich & Payne, Inc 38,755
4,540 Hess Corp 616,532
2,393 HF Sinclair Corp 106,656
110 (b) HighPeak Energy, Inc 1,527
582 (a) Innovex International, Inc 8,544
685 International Seaways, Inc 35,319
29,605 Kinder Morgan, Inc 653,974
465 Kinetik Holdings, Inc 21,046
6,795 (a) Kosmos Energy Ltd 27,384
2,207 Liberty Energy, Inc 42,132
2,448 Magnolia Oil & Gas Corp 59,780
767 (a) Mammoth Energy Services, Inc 3,137
9,342 Marathon Oil Corp 248,777
5,595 Marathon Petroleum Corp 911,481
1,952 Matador Resources Co 96,468
2,520 Murphy Oil Corp 85,025
146 (a) Nabors Industries Ltd 9,413
75 Nacco Industries, Inc (Class A) 2,126
790 (b) New Fortress Energy, Inc 7,181
2,497 (a) Newpark Resources, Inc 17,304
1,716 (a) NextDecade Corp 8,082
2,086 Noble Corp plc 75,388

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
3,490 Nordic American Tankers Ltd $ 12,808
1,326 Northern Oil and Gas, Inc 46,954
5,678 NOV, Inc 90,678
9,895 Occidental Petroleum Corp 509,988
1,532 (a) Oceaneering International, Inc 38,101
1,209 (a) Oil States International, Inc 5,561
9,126 ONEOK, Inc 831,652
4,162 Ovintiv, Inc 159,446
677 (a) Par Pacific Holdings, Inc 11,915
5,496 Patterson-UTI Energy, Inc 42,044
1,808 PBF Energy, Inc 55,958
1,975 Peabody Energy Corp 52,417
9,481 Permian Resources Corp 129,036
6,736 Phillips 66 885,447
1,367 (a) ProPetro Holding Corp 10,471
4,095 Range Resources Corp 125,962
475 Ranger Energy Services, Inc 5,657
276 (a) Rex American Resources Corp 12,776
151 Riley Exploration Permian, Inc 4,000
1,348 (a) Ring Energy, Inc 2,157
1,202 RPC, Inc 7,645
692 (a) Sable Offshore Corp 16,352
532 SandRidge Energy, Inc 6,506
22,757 Schlumberger Ltd 954,656
828 Scorpio Tankers, Inc 59,036
649 (a) SEACOR Marine Holdings, Inc 6,263
1,139 (a) Seadrill Ltd 45,264
988 Select Water Solutions, Inc 10,996
1,567 SFL Corp Ltd 18,130
1,209 Sitio Royalties Corp 25,196
1,884 SM Energy Co 75,304
678 Solaris Oilfield Infrastructure, Inc 8,651
14,407 (a) Southwestern Energy Co 102,434
1,711 (a) Talos Energy, Inc 17,709
3,335 Targa Resources Corp 493,613
6,806 TechnipFMC plc 178,521
1,069 (a) Teekay Corp 9,835
376 Teekay Tankers Ltd 21,902
2,062 (a) Tetra Technologies, Inc 6,392
303 Texas Pacific Land Corp 268,076
854 (a) Tidewater, Inc 61,309
11,296 (a),(b) Transocean Ltd 48,008
4,698 (a),(b) Uranium Energy Corp 29,175
1,000 Vaalco Energy, Inc 5,740
993 (a) Valaris Ltd 55,360
5,185 Valero Energy Corp 700,131
1,275 Viper Energy Partners LP 57,515
279 (a) Vital Energy, Inc 7,505
433 Vitesse Energy, Inc 10,401
2,083 (b) W&T Offshore, Inc 4,478
1,187 Weatherford International plc 100,800
18,816 Williams Cos, Inc 858,950
1,068 World Fuel Services Corp 33,012
TOTAL ENERGY 30,324,898
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
1,492 Acadia Realty Trust 35,032
1,175 Agree Realty Corp 88,513
1,192 Alexander & Baldwin, Inc 22,886
57 Alexander's, Inc 13,815
2,778 Alexandria Real Estate Equities, Inc 329,887
357 Alpine Income Property Trust, Inc 6,497
714 American Assets Trust, Inc 19,078

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
750 American Healthcare REIT, Inc $ 19,575
4,773 American Homes 4 Rent 183,235
7,378 American Tower Corp 1,715,828
4,437 Americold Realty Trust, Inc 125,434
1,848 (a) Apartment Investment and Management Co 16,706
2,947 Apple Hospitality REIT, Inc 43,763
1,769 Armada Hoffler Properties, Inc 19,158
2,181 AvalonBay Communities, Inc 491,270
2,348 Boston Properties, Inc 188,920
1,429 Braemar Hotels & Resorts, Inc 4,416
2,649 Brandywine Realty Trust 14,411
4,252 Brixmor Property Group, Inc 118,461
2,559 Broadstone Net Lease, Inc 48,493
572 BRT Apartments Corp 10,056
1,599 Camden Property Trust 197,524
1,679 CareTrust REIT, Inc 51,814
493 CBL & Associates Properties, Inc 12,424
275 Centerspace 19,379
919 Chatham Lodging Trust 7,830
707 City Office REIT, Inc 4,129
588 Clipper Realty, Inc 3,352
544 Community Healthcare Trust, Inc 9,874
1,123 Corporate Office Properties Trust 34,061
2,578 Cousins Properties, Inc 75,999
6,956 Crown Castle, Inc 825,190
273 CTO Realty Growth, Inc 5,192
3,658 CubeSmart 196,910
3,453 DiamondRock Hospitality Co 30,145
5,069 Digital Realty Trust, Inc 820,316
5,068 Diversified Healthcare Trust 21,235
2,323 Douglas Emmett, Inc 40,815
1,427 Easterly Government Properties, Inc 19,379
673 EastGroup Properties, Inc 125,730
3,012 Empire State Realty Trust, Inc 33,373
787 EPR Properties 38,594
1,498 Equinix, Inc 1,329,670
1,147 (a) Equity Commonwealth 22,825
2,701 Equity Lifestyle Properties, Inc 192,689
5,806 Equity Residential 432,315
2,334 Essential Properties Realty Trust, Inc 79,706
987 Essex Property Trust, Inc 291,580
3,336 Extra Space Storage, Inc 601,114
729 Farmland Partners, Inc 7,618
1,347 Federal Realty Investment Trust 154,865
1,998 First Industrial Realty Trust, Inc 111,848
1,235 Four Corners Property Trust, Inc 36,198
3,874 Gaming and Leisure Properties, Inc 199,317
763 Getty Realty Corp 24,271
475 Gladstone Commercial Corp 7,714
687 Gladstone Land Corp 9,549
1,151 Global Medical REIT, Inc 11,406
3,106 Global Net Lease, Inc 26,153
6,024 Healthcare Realty Trust, Inc 109,336
11,544 Healthpeak Properties, Inc 264,011
1,796 Highwoods Properties, Inc 60,184
11,131 Host Hotels & Resorts Inc 195,906
2,438 Hudson Pacific Properties, Inc 11,654
3,525 Independence Realty Trust, Inc 72,262
439 Innovative Industrial Properties, Inc 59,089
1,140 InvenTrust Properties Corp 32,342
9,349 Invitation Homes, Inc 329,646
4,580 Iron Mountain, Inc 544,241

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
2,053 JBG SMITH Properties $ 35,886
1,970 Kilroy Realty Corp 76,239
11,229 Kimco Realty Corp 260,737
3,663 Kite Realty Group Trust 97,289
1,307 Lamar Advertising Co 174,615
5,428 Lexington Realty Trust 54,551
768 Lineage, Inc 60,196
431 LTC Properties, Inc 15,813
3,615 Macerich Co 65,938
1,437 Mack-Cali Realty Corp 25,665
9,560 Medical Properties Trust, Inc 55,926
1,928 Mid-America Apartment Communities, Inc 306,359
460 National Health Investors, Inc 38,668
2,636 National Retail Properties, Inc 127,820
1,216 National Storage Affiliates Trust 58,611
215 NET Lease Office Properties 6,583
1,149 NETSTREIT Corp 18,993
1,047 NexPoint Diversified Real Estate Trust 6,544
478 NexPoint Residential Trust, Inc 21,037
3,987 Omega Healthcare Investors, Inc 162,271
254 One Liberty Properties, Inc 6,995
1,512 Orion Office REIT, Inc 6,048
2,712 Outfront Media, Inc 49,847
3,099 Paramount Group, Inc 15,247
2,538 Park Hotels & Resorts, Inc 35,786
554 Peakstone Realty Trust 7,551
2,135 Pebblebrook Hotel Trust 28,246
1,776 Phillips Edison & Co, Inc 66,973
2,219 Piedmont Office Realty Trust, Inc 22,412
445 Plymouth Industrial REIT, Inc 10,057
255 Postal Realty Trust, Inc 3,733
1,459 PotlatchDeltic Corp 65,728
14,504 Prologis, Inc 1,831,565
2,513 Public Storage, Inc 914,405
2,525 Rayonier, Inc 81,254
13,249 Realty Income Corp 840,252
2,644 Regency Centers Corp 190,976
2,533 Retail Opportunity Investments Corp 39,844
3,142 Rexford Industrial Realty, Inc 158,074
1,824 RLJ Lodging Trust 16,744
875 Ryman Hospitality Properties, Inc 93,835
3,697 Sabra Health Care REIT, Inc 68,801
571 Safehold, Inc 14,977
370 Saul Centers, Inc 15,525
1,766 SBA Communications Corp 425,076
2,237 Service Properties Trust 10,201
5,105 Simon Property Group, Inc 862,847
645 SITE Centers Corp 39,023
1,013 SL Green Realty Corp 70,515
2,713 STAG Industrial, Inc 106,051
427 (a) Star Holdings 5,910
2,137 Summit Hotel Properties, Inc 14,660
1,974 Sun Communities, Inc 266,786
4,344 Sunstone Hotel Investors, Inc 44,830
1,735 Tanger Factory Outlet Centers, Inc 57,567
1,413 Terreno Realty Corp 94,431
5,209 UDR, Inc 236,176
567 UMH Properties, Inc 11,153
3,661 Uniti Group, Inc 20,648
198 Universal Health Realty Income Trust 9,059
2,537 Urban Edge Properties 54,266
6,423 Ventas, Inc 411,907

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
16,059 VICI Properties, Inc $ 534,925
3,062 Vornado Realty Trust 120,643
1,848 Washington REIT 32,506
9,257 (d) Welltower, Inc 1,185,174
11,281 Weyerhaeuser Co 381,975
550 Whitestone REIT 7,442
3,203 WP Carey, Inc 199,547
2,302 Xenia Hotels & Resorts, Inc 34,001
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 22,798,143
FINANCIAL SERVICES - 7.7%
906 (a) Acacia Research (Acacia Technologies) 4,222
125 AFC Gamma, Inc 1,276
488 Affiliated Managers Group, Inc 86,766
3,788 (a) Affirm Holdings, Inc 154,626
10,726 AGNC Investment Corp 112,194
243 Alerus Financial Corp 5,560
4,438 Ally Financial, Inc 157,948
288 (b) A-Mark Precious Metals, Inc 12,718
8,757 American Express Co 2,374,898
1,524 Ameriprise Financial, Inc 715,990
253 Angel Oak Mortgage REIT, Inc 2,639
7,406 Annaly Capital Management, Inc 148,638
2,943 Apollo Commercial Real Estate Finance, Inc 27,046
8,244 Apollo Global Management, Inc 1,029,758
2,387 Arbor Realty Trust, Inc 37,142
645 Ares Commercial Real Estate Corp 4,515
2,756 Ares Management Corp 429,495
281 ARMOUR Residential REIT, Inc 5,732
870 Artisan Partners Asset Management, Inc 37,688
123 (a) Atlanticus Holdings Corp 4,315
2,445 (a) AvidXchange Holdings, Inc 19,829
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 14,978
11,450 Bank of New York Mellon Corp 822,797
28,539 (a) Berkshire Hathaway, Inc 13,135,360
5,076 BGC Group, Inc 46,598
2,299 BlackRock, Inc 2,182,923
2,460 Blackstone Mortgage Trust, Inc 46,765
11,157 Blackstone, Inc 1,708,471
8,568 (a) Block, Inc 575,170
7,723 Blue Owl Capital, Inc 149,517
829 Bread Financial Holdings, Inc 39,444
642 Brightsphere Investment Group, Inc 16,307
1,289 BrightSpire Capital, Inc 7,218
3,022 Burford Capital Ltd 40,072
1,450 Cannae Holdings, Inc 27,637
923 (a) Cantaloupe, Inc 6,830
6,029 Capital One Financial Corp 902,722
3,299 Carlyle Group, Inc 142,055
222 Cass Information Systems, Inc 9,209
1,629 Cboe Global Markets, Inc 333,733
23,180 Charles Schwab Corp 1,502,296
152 Chicago Atlantic Real Estate Finance, Inc 2,357
1,022 Chimera Investment Corp 16,178
1,435 Claros Mortgage Trust, Inc 10,748
5,597 CME Group, Inc 1,234,978
461 Cohen & Steers, Inc 44,233
3,125 (a) Coinbase Global, Inc 556,781
797 Compass Diversified Trust 17,638
326 (a) Consumer Portfolio Services, Inc 3,058
3,855 Corebridge Financial, Inc 112,412
1,121 (a) Corpay, Inc 350,604
79 (a) Credit Acceptance Corp 35,030

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
49 Diamond Hill Investment Group, Inc $ 7,919
3,958 Discover Financial Services 555,268
461 (a) Donnelley Financial Solutions, Inc 30,348
258 Dynex Capital, Inc 3,292
718 Ellington Financial, Inc 9,255
375 Enact Holdings, Inc 13,624
502 (a) Encore Capital Group, Inc 23,730
629 (a) Enova International, Inc 52,704
4,607 Equitable Holdings, Inc 193,632
1,475 Essent Group Ltd 94,828
728 (a) Euronet Worldwide, Inc 72,239
638 Evercore Partners, Inc (Class A) 161,631
941 EVERTEC, Inc 31,890
595 Factset Research Systems, Inc 273,611
139 Federal Agricultural Mortgage Corp (FAMC) 26,050
8,959 Fidelity National Information Services, Inc 750,316
556 FirstCash Holdings, Inc 63,829
8,937 (a) Fiserv, Inc 1,605,532
1,440 (a) Flywire Corp 23,602
2,063 (a),(b) Forge Global Holdings, Inc 2,702
1,010 Franklin BSP Realty Trust, Inc 13,191
4,751 Franklin Resources, Inc 95,733
257 GCM Grosvenor, Inc 2,909
3,932 Global Payments, Inc 402,715
4,915 Goldman Sachs Group, Inc 2,433,466
938 Granite Point Mortgage Trust, Inc 2,973
905 (a) Green Dot Corp 10,598
562 Hamilton Lane, Inc 94,635
1,655 Hannon Armstrong Sustainable Infrastructure Capital, Inc 57,048
796 Houlihan Lokey, Inc 125,784
280 (a) I3 Verticals, Inc 5,967
1,603 Interactive Brokers Group, Inc (Class A) 223,394
8,840 Intercontinental Exchange, Inc 1,420,058
339 (a) International Money Express, Inc 6,268
6,004 Invesco Ltd 105,430
366 Invesco Mortgage Capital, Inc 3,437
1,116 Jack Henry & Associates, Inc 197,019
911 Jackson Financial, Inc 83,111
2,276 Janus Henderson Group plc 86,647
3,054 Jefferies Financial Group, Inc 187,974
10,588 KKR & Co, Inc 1,382,581
648 KKR Real Estate Finance Trust, Inc 8,003
1,766 Ladder Capital Corp 20,486
1,898 Lazard, Inc 95,621
1,618 (a) LendingClub Corp 18,494
196 (a) LendingTree, Inc 11,374
1,190 LPL Financial Holdings, Inc 276,830
644 MarketAxess Holdings, Inc 164,993
7,301 (a) Marqeta, Inc 35,921
12,875 Mastercard, Inc (Class A) 6,357,675
232 Merchants Bancorp 10,431
2,131 MFA Financial, Inc 27,106
4,548 MGIC Investment Corp 116,429
877 Moelis & Co 60,083
131 (a) Moneylion, Inc 5,443
2,462 Moody's Corp 1,168,441
18,049 Morgan Stanley 1,881,428
392 Morningstar, Inc 125,095
1,135 (a) Mr Cooper Group, Inc 104,624
1,191 MSCI, Inc (Class A) 694,270
6,024 Nasdaq Stock Market, Inc 439,812
1,245 Navient Corp 19,410

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,156 (a) NCR Corp ATM $ 32,981
212 Nelnet, Inc (Class A) 24,015
410 (a) NerdWallet, Inc 5,211
1,613 New York Mortgage Trust, Inc 10,210
298 NewtekOne, Inc 3,713
131 Nexpoint Real Estate Finance, Inc 2,048
1,272 (a) NMI Holdings, Inc 52,394
3,378 Northern Trust Corp 304,121
148 (a) Ocwen Financial Corp 4,727
1,689 OneMain Holdings, Inc 79,501
1,687 (a) Open Lending Corp 10,324
402 Orchid Island Capital, Inc 3,304
600 P10, Inc 6,426
3,227 (a) Pagseguro Digital Ltd 27,784
245 Patria Investments Ltd 2,737
3,424 (a) Payoneer Global, Inc 25,783
16,254 (a) PayPal Holdings, Inc 1,268,300
652 (a) Paysafe Ltd 14,624
1,316 (a) Paysign Inc 4,830
399 PennyMac Financial Services, Inc 45,474
1,723 PennyMac Mortgage Investment Trust 24,570
904 Perella Weinberg Partners 17,456
273 Piper Jaffray Cos 77,480
397 PJT Partners, Inc 52,936
719 (a) PRA Group, Inc 16,077
675 PROG Holdings, Inc 32,731
2,506 Radian Group, Inc 86,933
2,988 Raymond James Financial, Inc 365,910
1,941 Ready Capital Corp 14,810
1,612 Redwood Trust, Inc 12,461
143 Regional Management Corp 4,678
2,189 (a) Remitly Global, Inc 29,311
1,337 (a) Repay Holdings Corp 10,910
6,918 Rithm Capital Corp 78,519
10,457 (a) Robinhood Markets, Inc 244,903
2,233 (a) Rocket Cos, Inc 42,851
4,872 S&P Global, Inc 2,516,973
1,255 SEI Investments Co 86,833
854 (a),(b) Shift4 Payments, Inc 75,664
184 Silvercrest Asset Management Group, Inc 3,172
3,536 SLM Corp 80,868
15,128 (a),(b) SoFi Technologies, Inc 118,906
3,745 Starwood Property Trust, Inc 76,323
4,731 State Street Corp 418,552
809 StepStone Group, Inc 45,975
1,604 Stifel Financial Corp 150,616
4,668 (a) StoneCo Ltd 52,562
361 (a) StoneX Group, Inc 29,559
41 Sunrise Realty Trust, Inc 590
474 (a),(b) SWK Holdings Corp 8,195
6,441 Synchrony Financial 321,277
3,542 T Rowe Price Group, Inc 385,830
143 TFS Financial Corp 1,839
6,977 (a) Toast, Inc 197,519
867 TPG RE Finance Trust, Inc 7,395
1,233 TPG, Inc 70,971
1,734 Tradeweb Markets, Inc 214,444
1,156 Two Harbors Investment Corp 16,045
1,255 (a) Upstart Holdings, Inc 50,213
1,161 UWM Holdings Corp 9,892
208 (a) Velocity Financial, Inc 4,079
544 Victory Capital Holdings, Inc 30,138

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,409 Virtu Financial, Inc $ 42,918
115 Virtus Investment Partners, Inc 24,087
24,565 Visa, Inc (Class A) 6,754,147
1,567 Voya Financial, Inc 124,138
543 Walker & Dunlop, Inc 61,679
384 Waterstone Financial, Inc 5,645
5,021 Western Union Co 59,901
636 (a) WEX, Inc 133,388
1,867 WisdomTree, Inc 18,651
90 (a) World Acceptance Corp 10,618
6,368 XP, Inc 114,242
TOTAL FINANCIAL SERVICES 67,410,910
FOOD, BEVERAGE & TOBACCO - 2.5%
176 Alico, Inc 4,923
25,979 Altria Group, Inc 1,325,968
7,446 Archer-Daniels-Midland Co 444,824
1,190 (b) B&G Foods, Inc (Class A) 10,567
980 (a),(b) Beyond Meat, Inc 6,644
157 (a) Boston Beer Co, Inc (Class A) 45,395
349 (a),(b) BRC, Inc 1,194
711 Brown-Forman Corp (Class A) 34,185
3,077 Brown-Forman Corp (Class B) 151,388
2,045 Bunge Global S.A. 197,629
345 Calavo Growers, Inc 9,843
486 Cal-Maine Foods, Inc 36,372
2,625 Campbell Soup Co 128,415
2,775 (a) Celsius Holdings, Inc 87,024
60,476 Coca-Cola Co 4,345,805
90 Coca-Cola Consolidated Inc 118,476
7,111 ConAgra Brands, Inc 231,250
2,540 Constellation Brands, Inc (Class A) 654,533
2,764 (a) Darling International, Inc 102,710
751 Dole plc 12,234
454 (a) Duckhorn Portfolio, Inc 2,638
2,984 Flowers Foods, Inc 68,841
499 Fresh Del Monte Produce, Inc 14,740
722 (a) Freshpet, Inc 98,748
8,626 General Mills, Inc 637,030
1,593 (a) Hain Celestial Group, Inc 13,748
2,249 Hershey Co 431,313
4,724 Hormel Foods Corp 149,751
877 Ingredion, Inc 120,526
1,388 (a),(b) Ispire Technology, Inc 8,613
277 J&J Snack Foods Corp 47,677
1,619 J.M. Smucker Co 196,061
199 John B Sanfilippo & Son, Inc 18,768
4,228 Kellogg Co 341,242
16,405 Keurig Dr Pepper, Inc 614,859
13,380 Kraft Heinz Co 469,772
2,318 Lamb Weston Holdings, Inc 150,067
364 Lancaster Colony Corp 64,271
302 Limoneira Co 8,003
4,238 McCormick & Co, Inc 348,787
203 (b) MGP Ingredients, Inc 16,900
926 (a) Mission Produce, Inc 11,871
2,637 Molson Coors Brewing Co (Class B) 151,680
20,701 Mondelez International, Inc 1,525,043
11,757 (a) Monster Beverage Corp 613,363
366 National Beverage Corp 17,180
21,426 PepsiCo, Inc 3,643,491
24,291 Philip Morris International, Inc 2,948,927
538 (a) Pilgrim's Pride Corp 24,775

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
770 (a) Post Holdings, Inc $ 89,128
2,638 Primo Water Corp 66,610
4 Seaboard Corp 12,548
134 (a) Seneca Foods Corp 8,352
1,484 (a) Simply Good Foods Co 51,599
1,555 (a) SunOpta, Inc 9,921
964 (a) TreeHouse Foods, Inc 40,469
190 Turning Point Brands, Inc 8,199
4,558 Tyson Foods, Inc (Class A) 271,474
318 Universal Corp 16,889
803 Utz Brands, Inc 14,213
2,682 Vector Group Ltd 40,015
454 (a) Vita Coco Co, Inc 12,853
420 (a) Vital Farms, Inc 14,729
1,057 WK Kellogg Co 18,085
TOTAL FOOD, BEVERAGE & TOBACCO 21,383,148
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
27,163 Abbott Laboratories 3,096,854
1,593 (a) Acadia Healthcare Co, Inc 101,012
1,237 (a) Accolade, Inc 4,762
1,473 (a) Accuray, Inc 2,651
1,314 (a) AdaptHealth Corp 14,756
230 (a) Addus HomeCare Corp 30,597
4,406 (a) agilon health, Inc 17,316
1,212 (a) Align Technology, Inc 308,236
1,430 (a) Alignment Healthcare, Inc 16,903
996 (a) Alphatec Holdings, Inc 5,538
448 (a) Amedisys, Inc 43,236
2,535 AmerisourceBergen Corp 570,578
740 (a) AMN Healthcare Services, Inc 31,369
563 (a) Angiodynamics, Inc 4,380
640 (a) Apollo Medical Holdings, Inc 37,082
673 (a) AtriCure, Inc 18,871
725 (a) Avanos Medical, Inc 17,422
2,914 (a) Aveanna Healthcare Holdings, Inc 15,153
560 (a) Axogen, Inc 7,851
738 (a) Axonics, Inc 51,365
8,045 Baxter International, Inc 305,469
4,534 Becton Dickinson & Co 1,093,147
22,666 (a) Boston Scientific Corp 1,899,411
2,873 (a) Brookdale Senior Living, Inc 19,508
3,665 Cardinal Health, Inc 405,056
373 (a) Castle Biosciences, Inc 10,638
8,400 (a) Centene Corp 632,352
1,866 (a) Certara, Inc 21,851
2,819 (a) Cerus Corp 4,905
223 Chemed Corp 134,016
4,334 Cigna Group 1,501,471
422 Conmed Corp 30,350
2,978 (a) Cooper Cos, Inc 328,592
163 (a) Corvel Corp 53,283
544 (a) Cross Country Healthcare, Inc 7,311
480 (a) CryoLife, Inc 12,778
210 (a),(b) CVRx, Inc 1,850
19,614 CVS Health Corp 1,233,328
858 (a) DaVita, Inc 140,652
485 (a) Definitive Healthcare Corp 2,168
2,739 Dentsply Sirona, Inc 74,117
6,275 (a) DexCom, Inc 420,676
1,250 (a),(b) DocGo, Inc 4,150
1,826 (a) Doximity, Inc 79,559
9,461 (a) Edwards Lifesciences Corp 624,331

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
3,614 Elevance Health, Inc $ 1,879,280
985 Embecta Corp 13,888
1,608 Encompass Health Corp 155,397
804 (a) Enhabit, Inc 6,352
653 (a) Enovis Corp 28,112
981 Ensign Group, Inc 141,087
2,830 (a) Envista Holdings Corp 55,921
1,677 (a) Evolent Health, Inc 47,426
2,133 (a) Figs, Inc 14,590
350 (a) Fulgent Genetics, Inc 7,605
6,780 GE HealthCare Technologies, Inc 636,303
710 (a) Glaukos Corp 92,499
1,754 (a) Globus Medical, Inc 125,481
1,770 (a) Guardant Health, Inc 40,604
886 (a) Haemonetics Corp 71,217
2,967 HCA, Inc 1,205,878
737 (a) Health Catalyst, Inc 5,999
1,338 (a) HealthEquity, Inc 109,515
399 HealthStream, Inc 11,507
2,125 (a) Henry Schein, Inc 154,912
2,950 (a) Hims & Hers Health, Inc 54,339
3,615 (a) Hologic, Inc 294,478
1,920 Humana, Inc 608,141
362 (a) ICU Medical, Inc 65,964
1,257 (a) IDEXX Laboratories, Inc 635,062
779 (a) Inari Medical, Inc 32,126
338 (a) InfuSystem Holdings, Inc 2,265
1,218 (a) Inmode Ltd 20,645
200 (a) Innovage Holding Corp 1,200
655 (a) Inogen, Inc 6,353
465 (a) Inspire Medical Systems, Inc 98,138
1,159 (a) Insulet Corp 269,757
572 (a) Integer Holdings Corp 74,360
1,378 (a) Integra LifeSciences Holdings Corp 25,038
5,522 (a) Intuitive Surgical, Inc 2,712,793
96 iRadimed Corp 4,828
477 (a) iRhythm Technologies, Inc 35,412
229 (a) Joint Corp 2,620
1,393 Labcorp Holdings, Inc 311,308
1,098 (a) Lantheus Holdings, Inc 120,505
236 LeMaitre Vascular, Inc 21,922
1,584 (a) LifeStance Health Group, Inc 11,088
892 (a) LivaNova plc 46,866
671 (a) Masimo Corp 89,464
2,041 McKesson Corp 1,009,111
20,218 Medtronic plc 1,820,227
985 (a) Merit Medical Systems, Inc 97,348
199 (a) ModivCare, Inc 2,842
939 (a) Molina Healthcare, Inc 323,542
734 (a) Nano-X Imaging Ltd 4,463
173 National Healthcare Corp 21,758
208 National Research Corp 4,755
3,187 (a) Neogen Corp 53,573
2,015 (a) NeoGenomics, Inc 29,721
613 (a) Nevro Corp 3,427
1,767 (a) Novocure Ltd 27,618
758 (a) Omnicell, Inc 33,049
8,804 (a),(b) Opko Health, Inc 13,118
366 (a) OptimizeRx Corp 2,825
2,503 (a) Option Care Health, Inc 78,344
1,144 (a) OraSure Technologies, Inc 4,885
473 (a) Orthofix Medical, Inc 7,388

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
333 (a) OrthoPediatrics Corp $ 9,028
1,223 (a) Owens & Minor, Inc 19,189
295 (a) PACS Group, Inc 11,791
724 (a),(b) Paragon 28, Inc 4,836
1,530 Patterson Cos, Inc 33,415
1,431 (a) Pediatrix Medical Group, Inc 16,585
524 (a) Pennant Group, Inc 18,707
597 (a) Penumbra, Inc 116,003
419 (a) PetIQ, Inc 12,893
771 (a) Phreesia, Inc 17,571
1,445 Premier, Inc 28,900
1,501 (a) Privia Health Group, Inc 27,333
555 (a) PROCEPT BioRobotics Corp 44,467
1,198 (a) Progyny, Inc 20,078
2,372 (a) Project Roadrunner Parent, Inc 33,611
1,215 (a) Pulmonx Corp 10,072
1,740 Quest Diagnostics, Inc 270,135
828 (a) QuidelOrtho Corp 37,757
727 (a) Quipt Home Medical Corp 2,123
1,004 (a) RadNet, Inc 69,668
2,268 Resmed, Inc 553,664
524 (a) RxSight, Inc 25,901
896 (a) Schrodinger, Inc 16,621
1,678 Select Medical Holdings Corp 58,512
442 (a) SI-BONE, Inc 6,179
227 Simulations Plus, Inc 7,269
2,220 (a) Solventum Corp 154,778
793 (a) STAAR Surgical Co 29,460
1,511 STERIS plc 366,478
5,640 Stryker Corp 2,037,506
987 (a) Surgery Partners, Inc 31,821
300 (a) SurModics, Inc 11,634
280 (a) Tactile Systems Technology, Inc 4,091
1,069 (a) Tandem Diabetes Care, Inc 45,336
2,648 (a) Teladoc Health, Inc 24,309
818 Teleflex, Inc 202,308
1,569 (a) Tenet Healthcare Corp 260,768
495 (a) TransMedics Group, Inc 77,715
533 (a) Treace Medical Concepts, Inc 3,091
159 (a) UFP Technologies, Inc 50,355
14,358 UnitedHealth Group, Inc 8,394,835
928 Universal Health Services, Inc (Class B) 212,521
187 US Physical Therapy, Inc 15,826
80 Utah Medical Products, Inc 5,353
587 (a) Varex Imaging Corp 6,997
2,278 (a) Veeva Systems, Inc 478,084
611 (a) Viemed Healthcare, Inc 4,479
3,082 Zimmer Biomet Holdings, Inc 332,702
516 (a) Zimvie, Inc 8,189
374 (a),(b) Zynex, Inc 3,052
TOTAL HEALTH CARE EQUIPMENT & SERVICES 41,557,136
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
2,141 (a) BellRing Brands, Inc 130,002
160 (a) Central Garden & Pet Co 5,835
765 (a) Central Garden and Pet Co (Class A) 24,021
3,631 Church & Dwight Co, Inc 380,238
1,958 Clorox Co 318,978
12,621 Colgate-Palmolive Co 1,310,186
5,109 (a) Coty, Inc 47,973
893 Edgewell Personal Care Co 32,452
830 (a) elf Beauty, Inc 90,495
1,154 Energizer Holdings, Inc 36,651

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
3,708 Estee Lauder Cos (Class A) $ 369,651
1,810 (a),(b) Herbalife Ltd 13,014
253 Inter Parfums, Inc 32,758
29,812 Kenvue, Inc 689,552
5,159 Kimberly-Clark Corp 734,023
188 (b) Medifast, Inc 3,598
140 (a) Nature's Sunshine Products, Inc 1,907
938 Nu Skin Enterprises, Inc (Class A) 6,913
61 Oil-Dri Corp of America 4,208
1,877 (a) Olaplex Holdings, Inc 4,411
36,853 Procter & Gamble Co 6,382,940
455 Reynolds Consumer Products, Inc 14,150
432 Spectrum Brands Holdings, Inc 41,100
180 (a) USANA Health Sciences, Inc 6,826
1,168 (a),(b) Waldencast plc 4,251
266 WD-40 Co 68,596
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,754,729
INSURANCE - 2.3%
8,715 Aflac, Inc 974,337
4,096 Allstate Corp 776,806
699 (a) AMBAC Financial Group, Inc 7,836
1,177 American Financial Group, Inc 158,424
10,553 American International Group, Inc 772,796
299 Amerisafe, Inc 14,451
3,054 Aon plc 1,056,653
5,499 (a) Arch Capital Group Ltd 615,228
801 Assurant, Inc 159,287
946 Assured Guaranty Ltd 75,226
1,011 Axis Capital Holdings Ltd 80,486
735 (a) Brighthouse Financial, Inc 33,097
3,793 Brown & Brown, Inc 392,955
891 (a) BRP Group, Inc 44,372
6,315 Chubb Ltd 1,821,183
2,414 Cincinnati Financial Corp 328,594
261 CNA Financial Corp 12,773
1,716 CNO Financial Group, Inc 60,232
428 Donegal Group, Inc (Class A) 6,309
488 Employers Holdings, Inc 23,409
180 (a) Enstar Group Ltd 57,886
638 Everest Re Group Ltd 249,988
311 F&G Annuities & Life, Inc 13,908
774 Fidelis Insurance Holdings Ltd 13,978
4,083 Fidelity National Financial, Inc 253,391
1,450 First American Financial Corp 95,714
3,349 Gallagher (Arthur J.) & Co 942,308
5,182 (a) Genworth Financial, Inc (Class A) 35,497
1,450 Globe Life, Inc 153,570
286 (a) Goosehead Insurance, Inc 25,540
928 (a) Greenlight Capital Re Ltd (Class A) 12,667
476 Hanover Insurance Group, Inc 70,500
4,502 Hartford Financial Services Group, Inc 529,480
121 HCI Group, Inc 12,954
370 (a) Hippo Holdings, Inc 6,246
637 Horace Mann Educators Corp 22,263
23 Investors Title Co 5,285
648 James River Group Holdings Ltd 4,063
911 Kemper Corp 55,799
347 Kinsale Capital Group, Inc 161,553
657 (a),(b) Lemonade, Inc 10,834
2,568 Lincoln National Corp 80,918
2,721 Loews Corp 215,095
200 (a) Markel Corp 313,716

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
INSURANCE (continued)
7,693 Marsh & McLennan Cos, Inc $ 1,716,231
1,028 MBIA, Inc 3,670
429 Mercury General Corp 27,018
9,062 Metlife, Inc 747,434
579 (a) NI Holdings, Inc 9,079
3,853 Old Republic International Corp 136,473
3,027 (a) Oscar Health, Inc 64,203
391 (a) Palomar Holdings, Inc 37,016
515 Primerica, Inc 136,552
3,800 Principal Financial Group 326,420
820 (a) ProAssurance Corp 12,333
9,088 Progressive Corp 2,306,171
5,690 Prudential Financial, Inc 689,059
1,025 Reinsurance Group of America, Inc (Class A) 223,317
795 RenaissanceRe Holdings Ltd 216,558
600 RLI Corp 92,988
1,568 Ryan Specialty Holdings, Inc 104,100
227 Safety Insurance Group, Inc 18,564
1,030 Selective Insurance Group, Inc 96,099
1,153 (a) SiriusPoint Ltd 16,534
355 (a) Skyward Specialty Insurance Group, Inc 14,459
351 Stewart Information Services Corp 26,234
433 Tiptree, Inc 8,474
3,668 Travelers Cos, Inc 858,752
628 (a) Trupanion, Inc 26,363
338 United Fire Group, Inc 7,074
503 Universal Insurance Holdings, Inc 11,146
2,714 Unum Group 161,320
4,842 W.R. Berkley Corp 274,687
41 White Mountains Insurance Group Ltd 69,544
1,562 Willis Towers Watson plc 460,056
TOTAL INSURANCE 19,655,535
MATERIALS - 2.6%
461 AdvanSix, Inc 14,005
3,435 Air Products & Chemicals, Inc 1,022,737
1,837 Albemarle Corp 173,982
3,744 Alcoa Corp 144,444
2,222 (a) Allegheny Technologies, Inc 148,674
188 Alpha Metallurgical Resources, Inc 44,402
24,122 Amcor plc 273,302
429 American Vanguard Corp 2,274
939 Aptargroup, Inc 150,418
16,605 (a) Arcadium Lithium plc 47,324
243 Arch Resources, Inc 33,573
1,615 Ardagh Metal Packaging S.A. 6,089
912 Ashland, Inc 79,317
821 (a) Aspen Aerogels, Inc 22,733
1,228 Avery Dennison Corp 271,093
1,490 Avient Corp 74,977
3,718 (a) Axalta Coating Systems Ltd 134,554
605 Balchem Corp 106,480
5,069 Ball Corp 344,236
1,499 Berry Global Group, Inc 101,902
953 Cabot Corp 106,517
235 Caledonia Mining Corp plc 3,516
799 Carpenter Technology Corp 127,504
1,678 Celanese Corp (Series A) 228,141
831 (a) Century Aluminum Co 13,487
3,003 CF Industries Holdings, Inc 257,657
2,216 Chemours Co 45,029
261 (a) Clearwater Paper Corp 7,449
7,384 (a) Cleveland-Cliffs, Inc 94,294

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
4,597 (a) Coeur Mining, Inc $ 31,627
1,719 Commercial Metals Co 94,476
532 Compass Minerals International, Inc 6,395
1,802 (a) Constellium SE 29,301
11,133 Corteva, Inc 654,509
10,503 CRH plc 974,048
1,750 Crown Holdings, Inc 167,790
1,053 (a) Dakota Gold Corp 2,485
1,647 (a),(b) Danimer Scientific, Inc 748
10,963 Dow, Inc 598,909
6,349 DuPont de Nemours, Inc 565,759
591 Eagle Materials, Inc 170,001
1,930 Eastman Chemical Co 216,063
3,899 Ecolab, Inc 995,532
868 (a) Ecovyst, Inc 5,946
3,499 Element Solutions, Inc 95,033
2,023 FMC Corp 133,397
22,778 Freeport-McMoRan, Inc (Class B) 1,137,078
400 FutureFuel Corp 2,300
4,828 Graphic Packaging Holding Co 142,861
395 Greif, Inc (Class A) 24,751
87 Greif, Inc (Class B) 6,075
784 H.B. Fuller Co 62,234
284 Hawkins, Inc 36,201
193 Haynes International, Inc 11,491
9,435 Hecla Mining Co 62,931
3,269 Huntsman Corp 79,110
2,702 (a),(b) i-80 Gold Corp 3,134
749 (a) Ingevity Corp 29,211
373 Innospec, Inc 42,183
4,020 International Flavors & Fragrances, Inc 421,819
5,613 International Paper Co 274,195
149 (a) Intrepid Potash, Inc 3,576
806 (a),(b) Ivanhoe Electric, Inc 6,819
261 Kaiser Aluminum Corp 18,928
749 (a) Knife River Corp 66,953
315 Koppers Holdings, Inc 11,507
357 Kronos Worldwide, Inc 4,445
7,439 Linde plc 3,547,362
948 Louisiana-Pacific Corp 101,872
542 (a) LSB Industries, Inc 4,358
3,865 LyondellBasell Industries NV 370,653
952 Martin Marietta Materials, Inc 512,414
300 Materion Corp 33,558
788 (a),(b) Metals Acquisition Ltd 10,914
402 Minerals Technologies, Inc 31,046
4,782 Mosaic Co 128,062
1,500 (a),(b) MP Materials Corp 26,475
371 Myers Industries, Inc 5,127
95 NewMarket Corp 52,430
18,366 Newmont Goldcorp Corp 981,663
3,868 (a) Novagold Resources, Inc 15,859
3,905 Nucor Corp 587,078
2,284 (a) O-I Glass, Inc 29,966
1,412 Olin Corp 67,748
163 Olympic Steel, Inc 6,357
1,050 Orion S.A. 18,700
1,390 Packaging Corp of America 299,406
499 Pactiv Evergreen, Inc 5,743
2,514 (a) Perimeter Solutions S.A. 33,813
282 (a) Piedmont Lithium, Inc 2,518
3,567 PPG Industries, Inc 472,485

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
MATERIALS (continued)
1,897 (a),(b) PureCycle Technologies, Inc $ 18,021
201 Quaker Chemical Corp 33,866
376 Ramaco Resources, Inc 4,399
564 (a) Ranpak Holdings Corp 3,683
877 (a) Rayonier Advanced Materials, Inc 7,507
863 Reliance Steel & Aluminum Co 249,588
969 Royal Gold, Inc 135,951
1,998 RPM International, Inc 241,758
272 Ryerson Holding Corp 5,416
421 Schnitzer Steel Industries, Inc (Class A) 7,805
1,019 Schweitzer-Mauduit International, Inc 17,313
716 Scotts Miracle-Gro Co (Class A) 62,077
2,582 Sealed Air Corp 93,727
804 Sensient Technologies Corp 64,497
3,602 Sherwin-Williams Co 1,374,775
1,204 Silgan Holdings, Inc 63,210
7,872 Smurfit WestRock plc 389,034
1,381 Sonoco Products Co 75,444
1,359 Southern Copper Corp 157,196
3,317 SSR Mining, Inc 18,841
2,410 Steel Dynamics, Inc 303,853
410 Stepan Co 31,672
2,029 (a) Summit Materials, Inc 79,192
1,010 SunCoke Energy, Inc 8,767
619 Sylvamo Corp 53,141
717 (a) TimkenSteel Corp 10,633
394 (a) Tredegar Corp 2,872
716 Trimas Corp 18,279
1,767 Tronox Holdings plc 25,851
150 United States Lime & Minerals, Inc 14,649
3,441 United States Steel Corp 121,571
2,070 Vulcan Materials Co 518,390
816 Warrior Met Coal, Inc 52,142
559 Westlake Chemical Corp 84,012
702 Worthington Industries, Inc 29,098
702 Worthington Steel, Inc 23,875
TOTAL MATERIALS 23,017,643
MEDIA & ENTERTAINMENT - 7.4%
988 (a) Advantage Solutions, Inc 3,389
76,972 Alphabet, Inc 12,868,949
91,850 Alphabet, Inc (Class A) 15,233,322
4,333 (a) AMC Entertainment Holdings, Inc 19,715
543 (a) AMC Networks, Inc 4,719
170 (a),(b) Atlanta Braves Holdings, Inc 7,165
632 (a) Atlanta Braves Holdings, Inc 25,154
380 (a) Boston Omaha Corp 5,651
1,441 (a) Bumble, Inc 9,194
92 Cable One, Inc 32,181
1,657 (a) Cargurus, Inc 49,760
1,131 (a) Cars.com, Inc 18,956
1,494 (a) Charter Communications, Inc 484,176
2,021 (a) Cinemark Holdings, Inc 56,265
6,287 (a) Clear Channel Outdoor Holdings, Inc 10,059
59,619 Comcast Corp (Class A) 2,490,286
17 (a) Daily Journal Corp 8,332
4,175 Electronic Arts, Inc 598,862
1,005 Entravision Communications Corp (Class A) 2,080
1,205 (a) Eventbrite, Inc 3,290
249 (a) EverQuote, Inc 5,251
916 (a) EW Scripps Co (Class A) 2,056
3,562 Fox Corp (Class A) 150,779
2,154 Fox Corp (Class B) 83,575

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
4,657 (a) fuboTV, Inc $ 6,613
2,328 (a) Gannett Co, Inc 13,083
1,547 Gray Television, Inc 8,292
1,354 (a) IAC, Inc 72,872
902 (a) IMAX Corp 18,500
556 (a) Integral Ad Science Holding Corp 6,010
5,591 Interpublic Group of Cos, Inc 176,843
693 John Wiley & Sons, Inc (Class A) 33,437
1,804 (a) Liberty Broadband Corp 139,431
365 (a) Liberty Broadband Corp (Class A) 28,039
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 28,469
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 232,290
382 (a) Liberty Media Corp-Liberty Live (Class A) 18,913
869 (a) Liberty Media Corp-Liberty Live (Class C) 44,606
786 (a),(b) Lions Gate Entertainment Corp (Class A) 6,154
1,776 (a) Lions Gate Entertainment Corp (Class B) 12,290
2,523 (a) Live Nation, Inc 276,243
585 (a) Madison Square Garden Entertainment Corp 24,880
336 (a) Madison Square Garden Sports Corp 69,975
2,210 (a) Magnite, Inc 30,608
294 Marcus Corp 4,431
4,264 (a) Match Group, Inc 161,350
278 (a) MediaAlpha, Inc 5,035
34,206 Meta Platforms, Inc 19,580,883
6,685 (a) NetFlix, Inc 4,741,470
2,321 New York Times Co (Class A) 129,210
6,379 News Corp (Class A) 169,873
1,884 News Corp (Class B) 52,658
582 Nexstar Media Group, Inc 96,234
1,900 (a) Nextdoor Holdings, Inc 4,712
3,015 Omnicom Group, Inc 311,721
692 (a) Outbrain, Inc 3,363
89 Paramount Global (Class A) 1,946
9,969 Paramount Global (Class B) 105,871
9,171 (a) Pinterest, Inc 296,865
1,390 (a) Playstudios, Inc 2,099
896 Playtika Holding Corp 7,096
683 (a) PubMatic, Inc 10,156
1,085 (a) QuinStreet, Inc 20,756
378 (a) Reservoir Media, Inc 3,066
8,068 (a) ROBLOX Corp 357,090
2,026 (a) Roku, Inc 151,261
438 Scholastic Corp 14,020
366 Shutterstock, Inc 12,945
862 (b) Sinclair, Inc 13,189
3,517 Sirius XM Holdings, Inc 83,177
496 (a) Sphere Entertainment Co 21,913
2,290 (a) Spotify Technology S.A. 843,934
1,314 (a) Stagwell, Inc 9,224
2,593 (a) Take-Two Interactive Software, Inc 398,570
378 (a) TechTarget, Inc 9,242
2,032 TEGNA, Inc 32,065
380 (a) Thryv Holdings, Inc 6,547
1,220 (a) TKO Group Holdings, Inc 150,926
1,758 (a) TripAdvisor, Inc 25,473
1,632 (a) TrueCar, Inc 5,630
857 (a),(b) Trump Media & Technology Group Corp 13,772
2,350 (a) Vimeo, Inc 11,867
448 (a),(b) Vivid Seats, Inc 1,658
28,794 Walt Disney Co 2,769,695
37,145 (a) Warner Bros Discovery, Inc 306,446
736 (a) WideOpenWest, Inc 3,864

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
1,209 (a) Yelp, Inc $ 42,412
795 (a) Ziff Davis, Inc 38,685
1,228 (a) ZipRecruiter, Inc 11,666
4,927 (a) ZoomInfo Technologies, Inc 50,847
TOTAL MEDIA & ENTERTAINMENT 64,515,627
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
1,510 (a) 10X Genomics, Inc 34,096
646 (a),(b) 2seventy bio, Inc 3,049
684 (a) 4D Molecular Therapeutics, Inc 7,394
1,031 (a) 89bio, Inc 7,629
27,827 AbbVie, Inc 5,495,276
2,077 (a) Acadia Pharmaceuticals, Inc 31,944
1,090 (a) ACELYRIN, Inc 5,374
488 (a) Actinium Pharmaceuticals, Inc 917
2,888 (a) Adaptive Biotechnologies Corp 14,787
3,230 (a) ADMA Biologics, Inc 64,568
190 (a) Aerovate Therapeutics, Inc 397
4,560 Agilent Technologies, Inc 677,069
1,081 (a) Agios Pharmaceuticals, Inc 48,029
1,048 (a) Akero Therapeutics, Inc 30,067
144 (a),(b) Akoya Biosciences, Inc 392
717 (a) Aldeyra Therapeutics, Inc 3,865
1,021 (a) Alector, Inc 4,758
2,871 (a) Alkermes plc 80,359
1,319 (a) Allogene Therapeutics, Inc 3,693
1,954 (a) Alnylam Pharmaceuticals, Inc 537,409
827 (a),(b) Altimmune, Inc 5,078
1,052 (a) ALX Oncology Holdings, Inc 1,915
8,406 Amgen, Inc 2,708,497
4,499 (a) Amicus Therapeutics, Inc 48,049
2,013 (a) Amneal Pharmaceuticals, Inc 16,748
552 (a) Amphastar Pharmaceuticals, Inc 26,789
305 (a) AnaptysBio, Inc 10,217
1,126 (a),(b) Anavex Life Sciences Corp 6,396
258 (a) ANI Pharmaceuticals, Inc 15,392
216 (a) Anika Therapeutics, Inc 5,335
1,130 (a) Annexon, Inc 6,690
1,622 (a) Apellis Pharmaceuticals, Inc 46,778
655 (a) Apogee Therapeutics, Inc 38,475
1,513 (a) Arbutus Biopharma Corp 5,825
630 (a) Arcellx, Inc 52,611
607 (a) Arcturus Therapeutics Holdings, Inc 14,088
799 (a) Arcus Biosciences, Inc 12,217
1,658 (a) Arcutis Biotherapeutics, Inc 15,419
3,415 (a) Ardelyx, Inc 23,529
1,723 (a) Arrowhead Pharmaceuticals, Inc 33,375
552 (a) ARS Pharmaceuticals, Inc 8,004
937 (a) Arvinas, Inc 23,078
425 (a) Astria Therapeutics, Inc 4,679
1,067 (a) Atea Pharmaceuticals, Inc 3,574
338 (a) Aura Biosciences, Inc 3,012
2,219 (a) Aurinia Pharmaceuticals, Inc 16,265
1,424 (a) Avadel Pharmaceuticals plc 18,676
10,369 (a) Avantor, Inc 268,246
989 (a) Avid Bioservices, Inc 11,255
1,580 (a) Avidity Biosciences, Inc 72,569
414 (a),(b) Avita Medical, Inc 4,438
533 (a),(b) Axsome Therapeutics, Inc 47,901
1,068 (a) Beam Therapeutics, Inc 26,166
2,996 (a) BioCryst Pharmaceuticals, Inc 22,770
2,349 (a) Biogen, Inc 455,330
1,167 (a) Biohaven Ltd 58,315

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
571 (a) BioLife Solutions, Inc $ 14,298
3,026 (a) BioMarin Pharmaceutical, Inc 212,698
334 (a),(b) Biomea Fusion, Inc 3,373
315 (a) Bio-Rad Laboratories, Inc (Class A) 105,393
2,628 Bio-Techne Corp 210,056
1,786 (a),(b) Bluebird Bio, Inc 928
975 (a) Blueprint Medicines Corp 90,187
2,174 (a) Bridgebio Pharma, Inc 55,350
31,704 Bristol-Myers Squibb Co 1,640,365
894 (a) Brooks Automation, Inc 43,305
1,736 Bruker BioSciences Corp 119,888
427 (a) Cabaletta Bio, Inc 2,015
831 (a) CareDx, Inc 25,948
334 (a) Cargo Therapeutics, Inc 6,162
983 (a) Caribou Biosciences, Inc 1,927
656 (a),(b) Cassava Sciences, Inc 19,306
2,549 (a) Catalent, Inc 154,393
2,132 (a) Catalyst Pharmaceuticals, Inc 42,384
422 (a) Celcuity, Inc 6,292
777 (a) Celldex Therapeutics, Inc 26,410
397 (a) Century Therapeutics, Inc 679
321 (a) CG oncology, Inc 12,111
837 (a) Charles River Laboratories International, Inc 164,864
854 (a),(c) Chinook Therapeutics, Inc 333
5,038 (a) Codexis, Inc 15,517
1,087 (a) Cogent Biosciences, Inc 11,740
773 (a) Collegium Pharmaceutical, Inc 29,869
1,591 (a) Compass Therapeutics, Inc 2,927
1,611 (a) Corcept Therapeutics, Inc 74,557
889 (a),(b) CorMedix, Inc 7,183
1,198 (a) Crinetics Pharmaceuticals, Inc 61,218
670 (a) CryoPort, Inc 5,434
427 (a) Cullinan Oncology, Inc 7,148
1,861 (a) Cytek Biosciences, Inc 10,310
1,742 (a) Cytokinetics, Inc 91,978
10,098 Danaher Corp 2,807,446
722 (a),(b) Day One Biopharmaceuticals, Inc 10,057
1,799 (a) Denali Therapeutics, Inc 52,405
578 (a) Design Therapeutics, Inc 3,110
139 (a) Disc Medicine, Inc 6,830
1,903 (a) Dynavax Technologies Corp 21,199
1,256 (a) Dyne Therapeutics, Inc 45,116
1,121 (a) Edgewise Therapeutics, Inc 29,919
1,580 (a) Editas Medicine, Inc 5,388
7,744 (a) Elanco Animal Health, Inc 113,759
12,496 Eli Lilly & Co 11,070,706
301 (a) Enanta Pharmaceuticals, Inc 3,118
352 (a) Enliven Therapeutics, Inc 8,990
380 (a) Entrada Therapeutics, Inc 6,072
1,213 (a) Erasca, Inc 3,311
533 (a) Evolus, Inc 8,635
2,917 (a) Exact Sciences Corp 198,706
5,221 (a) Exelixis, Inc 135,485
625 (a) EyePoint Pharmaceuticals, Inc 4,994
2,725 (a) Fate Therapeutics, Inc 9,537
410 (a) Foghorn Therapeutics, Inc 3,817
1,498 (a),(b) Fortrea Holdings, Inc 29,960
744 (a) Generation Bio Co 1,838
7,738 (a) Geron Corp 35,131
19,842 Gilead Sciences, Inc 1,663,553
440 (a),(b) GRAIL, Inc 6,054
1,788 (a) Halozyme Therapeutics, Inc 102,345

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
405 (a) Harmony Biosciences Holdings, Inc $ 16,200
367 (a) Harrow Health, Inc 16,500
674 (a) Harvard Bioscience, Inc 1,813
268 (a),(b) Heron Therapeutics, Inc 533
1,440 (a),(b) Humacyte, Inc 7,834
1,134 (a) Ideaya Biosciences, Inc 35,925
344 (a),(b) IGM Biosciences, Inc 5,690
2,643 (a) Illumina, Inc 344,674
2,150 (a),(b) ImmunityBio, Inc 7,998
800 (a) Immunome, Inc 11,696
892 (a) Immunovant, Inc 25,431
2,552 (a) Incyte Corp 168,687
119 (a) Inhibrx Biosciences, Inc 1,864
477 (a),(c) Inhibrx, Inc 309
1,186 (a) Innoviva, Inc 22,902
608 (a) Inozyme Pharma, Inc 3,180
2,420 (a) Insmed, Inc 176,660
1,443 (a) Intellia Therapeutics, Inc 29,654
1,517 (a) Intra-Cellular Therapies, Inc 110,999
2,335 (a) Ionis Pharmaceuticals, Inc 93,540
3,405 (a) Iovance Biotherapeutics, Inc 31,973
2,872 (a) IQVIA Holdings, Inc 680,578
2,421 (a) Ironwood Pharmaceuticals, Inc 9,975
343 (a) iTeos Therapeutics, Inc 3,502
435 (a) Janux Therapeutics, Inc 19,762
780 (a) Jazz Pharmaceuticals plc 86,900
37,588 Johnson & Johnson 6,091,511
390 (a) KalVista Pharmaceuticals, Inc 4,516
337 (a) Keros Therapeutics, Inc 19,570
561 (a) Kiniksa Pharmaceuticals Ltd 14,019
557 (a) Kodiak Sciences, Inc 1,454
380 (a) Krystal Biotech, Inc 69,171
1,038 (a) Kura Oncology, Inc 20,283
584 (a) Kymera Therapeutics, Inc 27,641
969 (a) Larimar Therapeutics, Inc 6,347
164 (b) LENZ Therapeutics, Inc 3,893
1,227 (a),(b) Lexicon Pharmaceuticals, Inc 1,926
305 (a) Ligand Pharmaceuticals, Inc (Class B) 30,527
2,773 (a) Lineage Cell Therapeutics, Inc 2,510
933 (a),(b) Liquidia Corp 9,330
349 (a) Longboard Pharmaceuticals, Inc 11,632
4,483 (a) Lyell Immunopharma, Inc 6,187
171 (a) MacroGenics, Inc 563
273 (a) Madrigal Pharmaceuticals, Inc 57,936
371 (a) Magenta Therapeutics, Inc 10,158
4,140 (a) MannKind Corp 26,041
1,760 (a) Maravai LifeSciences Holdings, Inc 14,626
1,600 (a) MaxCyte, Inc 6,224
394 (a) Medpace Holdings, Inc 131,517
1,264 (a) MeiraGTx Holdings plc 5,271
39,706 Merck & Co, Inc 4,509,013
49 Mesa Laboratories, Inc 6,363
339 (a) Mettler-Toledo International, Inc 508,398
1,942 (a) MiMedx Group, Inc 11,477
215 (a) Mineralys Therapeutics, Inc 2,604
461 (a) Mirum Pharmaceuticals, Inc 17,979
5,135 (a) Moderna, Inc 343,172
579 (a),(b) Monte Rosa Therapeutics, Inc 3,069
1,296 (a) Myriad Genetics, Inc 35,497
1,779 (a) Natera, Inc 225,844
1,816 (a) Nautilus Biotechnology, Inc 5,176
1,279 (a),(b) Neumora Therapeutics, Inc 16,896

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,620 (a) Neurocrine Biosciences, Inc $ 186,656
1,017 (a) Nkarta, Inc 4,597
1,714 (a) Novavax, Inc 21,648
774 (a) Nurix Therapeutics, Inc 17,392
392 (a) Nuvalent, Inc 40,102
4,693 (a) Nuvation Bio, Inc 10,747
2,421 (a) Ocular Therapeutix, Inc 21,063
486 (a) Olema Pharmaceuticals, Inc 5,803
115 (a),(c) OmniAb Operations, Inc 1
115 (a),(c) OmniAb Operations, Inc 1
1,496 (a) OmniAb, Inc 6,328
1,082 (a) Organogenesis Holdings, Inc 3,095
3,926 Organon & Co 75,104
684 (a) ORIC Pharmaceuticals, Inc 7,011
1,735 (a) Ovid therapeutics, Inc 2,047
686 (a) Pacira BioSciences, Inc 10,324
205 (a) PepGen, Inc 1,753
1,982 PerkinElmer, Inc 253,200
2,396 Perrigo Co plc 62,847
89,296 Pfizer, Inc 2,584,226
326 (a),(b) Phathom Pharmaceuticals, Inc 5,894
293 Phibro Animal Health Corp 6,598
845 (a) Pliant Therapeutics, Inc 9,472
1,693 (a) Poseida Therapeutics, Inc 4,842
268 (a) Praxis Precision Medicines, Inc 15,421
4,045 (a) Precigen, Inc 3,831
2,993 (a),(b) Prelude Therapeutics, Inc 6,196
817 (a) Prestige Consumer Healthcare, Inc. 58,906
667 (a),(b) Prime Medicine, Inc 2,581
1,100 (a),(b) ProKidney Corp 2,112
892 (a) Protagonist Therapeutics, Inc 40,140
672 (a) Prothena Corp plc 11,243
1,091 (a) PTC Therapeutics, Inc 40,476
3,404 QIAGEN NV 155,120
537 (a) Quanterix Corp 6,960
4,583 (a) Quantum-Si, Inc 4,043
468 (a) RAPT Therapeutics, Inc 941
2,378 (a),(b) Recursion Pharmaceuticals, Inc 15,671
1,624 (a) Regeneron Pharmaceuticals, Inc 1,707,214
696 (a) REGENXBIO, Inc 7,301
1,583 (a) Relay Therapeutics, Inc 11,208
918 (a) Repligen Corp 136,617
560 (a) Replimune Group, Inc 6,138
1,255 (a) Revance Therapeutics, Inc 6,513
2,180 (a) REVOLUTION Medicines, Inc 98,863
818 (a) Rhythm Pharmaceuticals, Inc 42,855
870 (a) Rocket Pharmaceuticals, Inc 16,069
5,899 (a) Roivant Sciences Ltd 68,074
6,056 Royalty Pharma plc 171,324
944 (a) Sage Therapeutics, Inc 6,816
2,069 (a),(b) Sana Biotechnology, Inc 8,607
1,450 (a) Sarepta Therapeutics, Inc 181,090
1,798 (a) Savara, Inc 7,624
1,134 (a) Scholar Rock Holding Corp 9,083
424 (a) scPharmaceuticals, Inc 1,933
842 SIGA Technologies, Inc 5,683
338 (a) Soleno Therapeutics, Inc 17,066
1,974 (a),(c) Sorrento Therapeutics, Inc 1,751
1,436 (a) Sotera Health Co 23,981
896 (a) SpringWorks Therapeutics, Inc 28,708
538 (a) Spyre Therapeutics, Inc 15,823
622 (a) Stoke Therapeutics, Inc 7,644

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,773 (a) Summit Therapeutics, Inc $ 38,829
725 (a) Supernus Pharmaceuticals, Inc 22,605
730 (a) Sutro Biopharma, Inc 2,526
1,070 (a) Syndax Pharmaceuticals, Inc 20,597
905 (a) Tango Therapeutics, Inc 6,968
356 (a) Tarsus Pharmaceuticals, Inc 11,709
1,087 (a) Tenaya Therapeutics, Inc 2,098
693 (a) Terns Pharmaceuticals, Inc 5,780
2,359 (a),(b) TG Therapeutics, Inc 55,177
1,031 (a) Theravance Biopharma, Inc 8,310
5,998 Thermo Fisher Scientific, Inc 3,710,183
1,139 (a) Third Harmonic Bio, Inc 15,433
940 (a) Travere Therapeutics, Inc 13,151
941 (a) Twist Bioscience Corp 42,514
356 (a) Tyra Biosciences, Inc 8,370
1,344 (a) Ultragenyx Pharmaceutical, Inc 74,659
700 (a) United Therapeutics Corp 250,845
424 (a),(b) UroGen Pharma Ltd 5,385
819 (a) Vanda Pharmaceuticals, Inc 3,841
1,691 (a) Vaxcyte, Inc 193,231
732 (a) Ventyx Biosciences, Inc 1,596
550 (a) Vera Therapeutics, Inc 24,310
1,155 (a) Veracyte, Inc 39,316
796 (a) Vericel Corp 33,631
4,052 (a) Vertex Pharmaceuticals, Inc 1,884,504
2,131 (a) Verve Therapeutics, Inc 10,314
18,237 Viatris, Inc 211,732
1,580 (a) Viking Therapeutics, Inc 100,030
1,193 (a) Vir Biotechnology, Inc 8,936
609 (a) Viridian Therapeutics, Inc 13,855
496 (a) Voyager Therapeutics, Inc 2,902
956 (a) Waters Corp 344,055
909 (a) WaVe Life Sciences Ltd 7,454
1,159 West Pharmaceutical Services, Inc 347,885
2,079 (a) X4 Pharmaceuticals, Inc 1,391
962 (a) Xencor, Inc 19,346
3,180 (a) Xeris Biopharma Holdings, Inc 9,063
616 (a) Y-mAbs Therapeutics, Inc 8,100
788 (a) Zentalis Pharmaceuticals, Inc 2,900
597 (a),(b) Zevra Therapeutics, Inc 4,143
7,265 Zoetis, Inc 1,419,436
888 (a) Zymeworks, Inc 11,144
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 60,316,551
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,208 (a) Anywhere Real Estate, Inc 11,217
4,803 (a) CBRE Group, Inc 597,877
5,041 (a) Compass, Inc 30,801
3,367 (a) Cushman & Wakefield plc 45,892
2,419 DigitalBridge Group, Inc 34,180
1,235 (b) eXp World Holdings, Inc 17,401
240 (a) Forestar Group, Inc 7,769
204 (a) FRP Holdings, Inc 6,091
342 (a) Howard Hughes Holdings, Inc 26,481
776 (a) Jones Lang LaSalle, Inc 209,373
2,137 Kennedy-Wilson Holdings, Inc 23,614
406 Marcus & Millichap, Inc 16,090
252 (a) Maui Land & Pineapple Co, Inc 5,657
2,520 Newmark Group, Inc 39,136
8,902 (a) Opendoor Technologies, Inc 17,804
349 (a) Re/Max Holdings, Inc 4,345
1,711 (a) Redfin Corp 21,439
497 RMR Group, Inc 12,614

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
38 (a),(b) Seaport Entertainment Group, Inc $ 1,042
747 St. Joe Co 43,558
152 (a) Stratus Properties, Inc 3,951
268 (a) Tejon Ranch Co 4,703
181 (a) Transcontinental Realty Investors, Inc 5,211
567 (a) Zillow Group, Inc (Class A) 35,114
2,204 (a) Zillow Group, Inc (Class C) 140,725
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,362,085
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.6%
759 (a) ACM Research, Inc 15,408
25,163 (a) Advanced Micro Devices, Inc 4,128,745
407 (a),(b) Aehr Test Systems 5,230
932 (a) Allegro MicroSystems, Inc 21,716
441 (a) Alpha & Omega Semiconductor Ltd 16,370
567 (a) Ambarella, Inc 31,982
1,705 Amkor Technology, Inc 52,173
7,711 Analog Devices, Inc 1,774,841
13,052 Applied Materials, Inc 2,637,157
309 (a),(b) Astera Labs, Inc 16,188
510 (a) Axcelis Technologies, Inc 53,473
71,141 Broadcom, Inc 12,271,822
333 (a) Ceva, Inc 8,042
821 (a) Cirrus Logic, Inc 101,976
772 (a) Cohu, Inc 19,840
1,974 (a) Credo Technology Group Holding Ltd 60,799
836 (a) Diodes, Inc 53,579
1,966 (a) Enphase Energy, Inc 222,197
2,352 Entegris, Inc 264,671
1,570 (a) First Solar, Inc 391,621
1,150 (a) Formfactor, Inc 52,900
1,472 (a),(b) GLOBALFOUNDRIES, Inc 59,248
434 (a) Ichor Holdings Ltd 13,806
346 (a) Impinj, Inc 74,916
2,044 (a),(b) indie Semiconductor, Inc 8,156
66,282 Intel Corp 1,554,976
2,112 KLA Corp 1,635,554
970 Kulicke & Soffa Industries, Inc 43,776
2,053 Lam Research Corp 1,675,412
2,413 (a) Lattice Semiconductor Corp 128,058
799 (a) MACOM Technology Solutions Holdings, Inc 88,897
13,347 Marvell Technology, Inc 962,586
1,137 (a) MaxLinear, Inc 16,464
8,307 Microchip Technology, Inc 666,969
17,207 Micron Technology, Inc 1,784,538
1,013 MKS Instruments, Inc 110,123
741 Monolithic Power Systems, Inc 685,054
1,749 (a),(b) Navitas Semiconductor Corp 4,285
85 NVE Corp 6,789
365,330 Nvidia Corp 44,365,675
6,919 (a) ON Semiconductor Corp 502,389
783 (a) Onto Innovation, Inc 162,519
409 (a) PDF Solutions, Inc 12,957
1,020 (a) Photronics, Inc 25,255
990 Power Integrations, Inc 63,479
1,522 (a) Qorvo, Inc 157,223
17,480 QUALCOMM, Inc 2,972,474
1,794 (a) Rambus, Inc 75,743
1,200 (a) Semtech Corp 54,792
591 (a) Silicon Laboratories, Inc 68,302
272 (a) SiTime Corp 46,651
106 (a),(b) SkyWater Technology, Inc 962
2,351 Skyworks Solutions, Inc 232,208

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
592 (a) SMART Global Holdings, Inc $ 12,402
653 (a) Synaptics, Inc 50,660
2,323 Teradyne, Inc 311,119
14,155 Texas Instruments, Inc 2,923,998
789 (a) Ultra Clean Holdings 31,505
754 Universal Display Corp 158,265
729 (a) Veeco Instruments, Inc 24,152
1,949 (a),(b) Wolfspeed, Inc 18,905
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 83,991,972
SOFTWARE & SERVICES - 11.4%
1,702 (a) 8x8, Inc 3,472
978 A10 Networks, Inc 14,122
9,822 Accenture plc 3,471,881
2,058 (a) ACI Worldwide, Inc 104,752
1,587 Adeia, Inc 18,901
6,929 (a) Adobe, Inc 3,587,698
400 (a) Agilysys, Inc 43,588
2,449 (a) Akamai Technologies, Inc 247,227
790 (a) Alarm.com Holdings, Inc 43,189
641 (a) Alkami Technology, Inc 20,217
864 (a) Altair Engineering, Inc 82,521
1,940 Amdocs Ltd 169,711
370 American Software, Inc (Class A) 4,140
894 (a) Amplitude, Inc 8,019
1,303 (a) Ansys, Inc 415,175
306 (a) Appfolio, Inc 72,032
674 (a) Appian Corp 23,010
1,093 (a),(b) Applied Digital Corp 9,017
4,147 (a) AppLovin Corp 541,391
1,411 (a) Asana, Inc 16,354
492 (a) Aspentech Corp 117,499
343 (a) Asure Software, Inc 3,104
2,437 (a) Atlassian Corp Ltd 387,020
3,287 (a) Autodesk, Inc 905,503
2,036 (a) AvePoint, Inc 23,964
2,354 Bentley Systems, Inc 119,607
6,383 (a),(b) BigBear.ai Holdings, Inc 9,319
1,087 (a) BigCommerce Holdings, Inc 6,359
1,698 (a) BILL Holdings, Inc 89,586
4,938 (a) Bit Digital, Inc 17,332
538 (a) Blackbaud, Inc 45,558
875 (a) BlackLine, Inc 48,248
2,369 (a) Box, Inc 77,537
862 (a) Braze, Inc 27,877
1,287 (a) C3.ai, Inc 31,184
4,275 (a) Cadence Design Systems, Inc 1,158,653
6,392 (a) CCC Intelligent Solutions Holdings, Inc 70,632
664 (a) Cerence, Inc 2,092
2,239 (a),(b) Ceridian HCM Holding, Inc 137,139
4,767 (a) Cipher Mining, Inc 18,448
3,480 (a) Cleanspark, Inc 32,503
1,277 Clear Secure, Inc 42,320
2,122 (a) Clearwater Analytics Holdings, Inc 53,581
4,773 (a) Cloudflare, Inc 386,088
7,582 Cognizant Technology Solutions Corp (Class A) 585,179
679 (a) Commvault Systems, Inc 104,464
3,788 (a) Confluent, Inc 77,199
265 (a) Consensus Cloud Solutions, Inc 6,241
2,736 (a) Core Scientific, Inc 32,449
485 (a) Couchbase, Inc 7,818
3,520 (a) Crowdstrike Holdings, Inc 987,254
430 (a) CS Disco, Inc 2,528

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
4,717 (a) Datadog, Inc $ 542,738
348 (a),(b) Digimarc Corp 9,354
1,549 (a),(b) Digital Turbine, Inc 4,755
1,139 (a) DigitalOcean Holdings, Inc 46,004
3,281 (a) DocuSign, Inc 203,717
895 Dolby Laboratories, Inc (Class A) 68,494
549 (a) Domo, Inc 4,123
1,815 (a) DoubleVerify Holdings, Inc 30,565
4,214 (a) Dropbox, Inc 107,162
3,442 (a) DXC Technology Co 71,422
4,449 (a) Dynatrace, Inc 237,888
3,144 (a) E2open Parent Holdings, Inc 13,865
543 (a) eGain Corp 2,769
1,268 (a) Elastic NV 97,332
349 (a) Enfusion, Inc 3,312
884 (a) Envestnet, Inc 55,356
857 (a) EPAM Systems, Inc 170,569
472 (a) EverCommerce, Inc 4,890
375 (a) Fair Isaac Corp 728,820
1,817 (a) Fastly, Inc 13,755
1,139 (a) Five9, Inc 32,723
9,952 (a) Fortinet, Inc 771,778
3,124 (a) Freshworks, Inc 35,864
1,181 (a) Gartner, Inc 598,484
8,534 Gen Digital, Inc 234,088
1,859 (a) Gitlab, Inc 95,813
671 (a) Globant S.A. 132,952
2,197 (a) GoDaddy, Inc 344,446
699 (a) Grid Dynamics Holdings, Inc 9,786
1,261 (a) Guidewire Software, Inc 230,687
450 Hackett Group, Inc 11,822
1,459 (a) HashiCorp, Inc 49,402
769 (a) HubSpot, Inc 408,800
1,256 (a),(b) Hut 8 Corp 15,399
112 (a) IBEX Holdings Ltd 2,238
937 (a) Informatica, Inc 23,687
412 Information Services Group, Inc 1,360
227 (a) Instructure Holdings, Inc 5,346
596 (a) Intapp, Inc 28,507
322 (b) InterDigital, Inc 45,605
14,317 International Business Machines Corp 3,165,202
4,244 Intuit, Inc 2,635,524
1,086 (a) Jamf Holding Corp 18,842
1,692 (a) Kaltura, Inc 2,301
3,355 (a) Kyndryl Holdings, Inc 77,098
1,208 (a) LiveRamp Holdings, Inc 29,934
1,006 (a) Manhattan Associates, Inc 283,068
4,294 (a),(b) Marathon Digital Holdings, Inc 69,649
5,907 (a) Matterport, Inc 26,582
365 (a) MeridianLink, Inc 7,508
116,118 Microsoft Corp 49,965,575
2,480 (a),(b) MicroStrategy, Inc (Class A) 418,128
781 (a) Mitek Systems, Inc 6,771
1,018 (a) MongoDB, Inc 275,216
1,055 (a) N-able, Inc 13,778
1,156 (a) nCino OpCo, Inc 36,518
2,313 (a) NCR Corp 31,387
1,978 (a),(b) NextNav, Inc 14,815
4,029 (a) Nutanix, Inc 238,718
2,511 (a) Okta, Inc 186,668
1,468 (a) Olo, Inc 7,281
710 (a) ON24, Inc 4,345

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
634 (a) OneSpan, Inc $ 10,569
24,545 Oracle Corp 4,182,468
1,327 (a) PagerDuty, Inc 24,616
31,070 (a) Palantir Technologies, Inc 1,155,804
4,774 (a) Palo Alto Networks, Inc 1,631,753
779 (a) Paycor HCM, Inc 11,054
665 (a) Paylocity Holding Corp 109,705
748 Pegasystems, Inc 54,671
509 (a) Perficient, Inc 38,419
682 (a) PowerSchool Holdings, Inc 15,556
1,625 (a) Procore Technologies, Inc 100,295
766 Progress Software Corp 51,605
671 (a) PROS Holdings, Inc 12,427
1,823 (a) PTC, Inc 329,343
877 (a) Q2 Holdings, Inc 69,958
667 (a) Qualys, Inc 85,683
930 (a) Rapid7, Inc 37,098
1,545 (a) Rimini Street, Inc 2,858
1,417 (a) RingCentral, Inc 44,820
3,490 (a),(b) Riot Platforms, Inc 25,896
1,627 Roper Industries, Inc 905,328
14,643 Salesforce, Inc 4,007,936
433 Sapiens International Corp NV 16,138
348 (a) SEMrush Holdings, Inc 5,467
3,422 (a) SentinelOne, Inc 81,854
3,221 (a) ServiceNow, Inc 2,880,830
2,057 (a) Smartsheet, Inc 113,876
4,960 (a) Snowflake, Inc 569,706
668 SolarWinds Corp 8,717
4,448 (a),(b) SoundHound AI, Inc 20,728
307 (a) SoundThinking, Inc 3,558
1,168 (a) Sprinklr, Inc 9,029
904 (a) Sprout Social, Inc 26,279
599 (a) SPS Commerce, Inc 116,308
900 (a) Squarespace, Inc 41,787
2,406 (a) Synopsys, Inc 1,218,374
1,778 (a) Tenable Holdings, Inc 72,045
1,844 (a) Teradata Corp 55,947
3,595 (a),(b) Terawulf, Inc 16,825
1,255 (a) Thoughtworks Holding, Inc 5,547
6,910 (a) Trade Desk, Inc 757,682
143 (a) Tucows, Inc 2,987
2,852 (a) Twilio, Inc 186,007
662 (a) Tyler Technologies, Inc 386,423
6,303 (a) UiPath, Inc 80,678
1,098 (a) Unisys Corp 6,237
4,707 (a),(b) Unity Software, Inc 106,472
1,710 (a) Varonis Systems, Inc 96,615
1,154 (a) Verint Systems, Inc 29,231
1,357 (a) VeriSign, Inc 257,776
823 (a) Vertex, Inc 31,694
945 (a) Viant Technology, Inc 10,461
514 (a) Weave Communications, Inc 6,579
3,218 (a) Workday, Inc 786,511
767 (a) Workiva, Inc 60,685
634 (a) Xperi, Inc 5,858
1,753 (a) Yext, Inc 12,131
2,537 (a) Zeta Global Holdings Corp 75,679
3,882 (a) Zoom Video Communications, Inc 270,731
1,411 (a) Zscaler, Inc 241,196

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
1,687 (a) Zuora, Inc $ 14,542
TOTAL SOFTWARE & SERVICES 99,118,339
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
380 (a) 908 Devices, Inc 1,319
806 (a) ADTRAN Holdings, Inc 4,780
617 Advanced Energy Industries, Inc 64,933
391 (a) Aeva Technologies, Inc 1,286
18,570 Amphenol Corp (Class A) 1,210,021
226,943 Apple, Inc 52,877,719
4,000 (a) Arista Networks, Inc 1,535,280
1,538 (a) Arlo Technologies, Inc 18,625
900 (a) Arrow Electronics, Inc 119,547
170 (a) Aviat Networks, Inc 3,677
1,668 Avnet, Inc 90,589
438 Badger Meter, Inc 95,664
126 Bel Fuse, Inc (Class B) 9,892
636 Belden CDT, Inc 74,495
773 Benchmark Electronics, Inc 34,259
909 (a) Calix, Inc 35,260
2,060 CDW Corp 466,178
2,128 (a) Ciena Corp 131,064
63,121 Cisco Systems, Inc 3,359,300
153 (a) Clearfield, Inc 5,961
2,887 Cognex Corp 116,923
2,063 (a) Coherent Corp 183,421
12,431 Corning, Inc 561,260
426 (a) Corsair Gaming, Inc 2,965
775 Crane NXT Co 43,477
485 CTS Corp 23,464
610 (a) Daktronics, Inc 7,875
4,203 Dell Technologies, Inc 498,224
361 (a) Diebold Nixdorf, Inc 16,122
400 (a) Digi International, Inc 11,012
830 (a) Eastman Kodak Co 3,918
404 (a) ePlus, Inc 39,729
1,500 (a),(b) Evolv Technologies Holdings, Inc 6,075
1,698 (a) Extreme Networks, Inc 25,521
926 (a) F5 Networks, Inc 203,905
545 (a) Fabrinet 128,860
288 (a) FARO Technologies, Inc 5,512
1,454 (a) Harmonic, Inc 21,185
19,689 Hewlett Packard Enterprise Co 402,837
15,190 HP, Inc 544,865
2,966 (a),(b) Infinera Corp 20,021
463 (a) Insight Enterprises, Inc 99,726
2,518 (a),(b) IonQ, Inc 22,007
549 (a) IPG Photonics Corp 40,802
693 (a) Iteris, Inc 4,948
678 (a) Itron, Inc 72,417
1,888 Jabil Inc 226,239
4,916 Juniper Networks, Inc 191,626
2,696 (a) Keysight Technologies, Inc 428,475
548 (a) Kimball Electronics, Inc 10,143
1,352 (a) Knowles Corp 24,377
1,886 (a),(b) Lightwave Logic, Inc 5,205
375 Littelfuse, Inc 99,469
1,153 (a) Lumentum Holdings, Inc 73,077
569 Methode Electronics, Inc 6,805
2,725 (a),(b) MicroVision, Inc 3,107
2,874 (a) Mirion Technologies, Inc 31,815
2,567 Motorola Solutions, Inc 1,154,200
533 Napco Security Technologies, Inc 21,565

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
3,187 NetApp, Inc $ 393,626
505 (a) Netgear, Inc 10,130
1,389 (a) Netscout Systems, Inc 30,211
829 (a) nLight, Inc 8,862
592 (a) Novanta, Inc 105,921
280 (a) OSI Systems, Inc 42,512
404 (a) PAR Technology Corp 21,040
196 PC Connection, Inc 14,784
521 (a) Plexus Corp 71,226
4,619 (a) Pure Storage, Inc 232,059
1,053 (a) Ribbon Communications, Inc 3,422
262 (a) Rogers Corp 29,609
940 (a) Sanmina Corp 64,343
463 (a) Scansource, Inc 22,238
2,874 (a) SmartRent, Inc 4,972
746 (a) Super Micro Computer, Inc 310,634
1,107 TD SYNNEX Corp 132,929
697 (a) Teledyne Technologies, Inc 305,049
3,962 (a) Trimble Inc 246,001
1,439 (a) TTM Technologies, Inc 26,262
301 (a) Turtle Beach Corp 4,617
96 Ubiquiti, Inc 21,285
1,868 (a) Viasat, Inc 22,304
4,189 (a) Viavi Solutions, Inc 37,785
2,099 Vishay Intertechnology, Inc 39,692
301 (a) Vishay Precision Group, Inc 7,796
2,801 Vontier Corp 94,506
5,297 (a) Western Digital Corp 361,732
2,215 Xerox Holdings Corp 22,992
800 (a) Zebra Technologies Corp (Class A) 296,256
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 68,507,818
TELECOMMUNICATION SERVICES - 0.9%
422 (a) Anterix, Inc 15,892
1,827 (a),(b) AST SpaceMobile, Inc 47,776
111,614 AT&T, Inc 2,455,508
251 ATN International, Inc 8,117
378 (a) Bandwidth, Inc 6,619
772 Cogent Communications Group, Inc 58,610
1,064 (a) Consolidated Communications Holdings, Inc 4,937
2,158 (a) EchoStar Corp (Class A) 53,562
3,950 (a) Frontier Communications Parent, Inc 140,343
1,815 (a),(c) GCI Liberty, Inc 18
10,525 (a) Globalstar, Inc 13,051
987 (a) Gogo, Inc 7,087
350 IDT Corp 13,359
2,020 Iridium Communications, Inc 61,509
2,326 (a) Liberty Global Ltd 49,102
2,448 (a) Liberty Global Ltd 52,901
681 (a) Liberty Latin America Ltd (Class A) 6,524
2,483 (a) Liberty Latin America Ltd (Class C) 23,564
15,947 (a) Lumen Technologies, Inc 113,224
365 (a) Ooma, Inc 4,157
869 Shenandoah Telecom Co 12,262
319 Spok Holdings, Inc 4,804
1,775 Telephone and Data Systems, Inc 41,269
7,499 T-Mobile US, Inc 1,547,494
65,470 Verizon Communications, Inc 2,940,258
TOTAL TELECOMMUNICATION SERVICES 7,681,947
TRANSPORTATION - 1.5%
1,148 (a) Air Transport Services Group, Inc 18,586
1,857 (a) Alaska Air Group, Inc 83,955
268 Allegiant Travel Co 14,756

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
141 (a),(b) Amerco, Inc $ 10,925
9,378 (a) American Airlines Group, Inc 105,409
424 ArcBest Corp 45,983
258 Avis Budget Group, Inc 22,598
969 (a) Blade Air Mobility, Inc 2,849
1,731 CH Robinson Worldwide, Inc 191,051
767 Costamare, Inc 12,057
185 Covenant Logistics Group, Inc 9,775
30,260 CSX Corp 1,044,878
10,062 Delta Air Lines, Inc 511,049
2,188 Expeditors International Washington, Inc 287,503
3,491 FedEx Corp 955,417
438 (a),(b) Frontier Group Holdings, Inc 2,343
2,042 FTAI Infrastructure, Inc 19,113
497 Genco Shipping & Trading Ltd 9,692
1,990 Golden Ocean Group Ltd 26,626
1,764 (a) GXO Logistics, Inc 91,852
728 Heartland Express, Inc 8,940
2,161 (a),(b) Hertz Global Holdings, Inc 7,131
1,010 Hub Group, Inc (Class A) 45,905
1,306 JB Hunt Transport Services, Inc 225,063
5,315 (a) JetBlue Airways Corp 34,866
6,206 (a),(b) Joby Aviation, Inc 31,216
877 (a) Kirby Corp 107,371
2,433 Knight-Swift Transportation Holdings, Inc 131,260
666 Landstar System, Inc 125,788
5,632 (a) Lyft, Inc (Class A) 71,808
796 Marten Transport Ltd 14,089
563 Matson, Inc 80,295
3,595 Norfolk Southern Corp 893,358
3,124 Old Dominion Freight Line 620,551
136 (a) PAM Transportation Services, Inc 2,516
580 (a) Radiant Logistics, Inc 3,729
1,622 (a) RXO, Inc 45,416
582 Ryder System, Inc 84,856
1,291 Safe Bulkers, Inc 6,687
425 (a) Saia, Inc 185,836
932 Schneider National, Inc 26,599
802 (a) Skywest, Inc 68,186
9,743 Southwest Airlines Co 288,685
383 (a) Sun Country Airlines Holdings, Inc 4,294
31,520 (a) Uber Technologies, Inc 2,369,043
1,488 U-Haul Holding Co 107,136
9,496 Union Pacific Corp 2,340,574
4,987 (a) United Airlines Holdings, Inc 284,558
11,274 United Parcel Service, Inc (Class B) 1,537,097
122 Universal Truckload Services, Inc 5,259
1,147 Werner Enterprises, Inc 44,263
1,710 (a) XPO, Inc 183,842
TOTAL TRANSPORTATION 13,452,634
UTILITIES - 2.4%
11,476 AES Corp 230,209
1,097 Allete, Inc 70,416
3,722 Alliant Energy Corp 225,888
1,833 (a) Altus Power, Inc 5,829
3,939 Ameren Corp 344,505
8,229 American Electric Power Co, Inc 844,295
745 American States Water Co 62,051
3,007 American Water Works Co, Inc 439,744
2,236 Atmos Energy Corp 310,156
810 Avangrid, Inc 28,990
1,326 Avista Corp 51,383

See Notes to Portfolio of Investments
SHARES DESCRIPTION VALUE
UTILITIES (continued)
1,043 Black Hills Corp $ 63,748
1,865 Brookfield Infrastructure Corp 80,997
2,251 Brookfield Renewable Corp 73,518
829 (a),(b) Cadiz, Inc 2,512
934 California Water Service Group 50,641
10,119 Centerpoint Energy, Inc 297,701
358 Chesapeake Utilities Corp 44,453
545 Clearway Energy, Inc (Class A) 15,516
1,281 Clearway Energy, Inc (Class C) 39,301
4,560 CMS Energy Corp 322,073
5,356 Consolidated Edison, Inc 557,720
268 Consolidated Water Co, Inc 6,756
5,008 Constellation Energy Corp 1,302,180
13,414 Dominion Energy, Inc 775,195
3,346 DTE Energy Co 429,660
11,911 Duke Energy Corp 1,373,338
5,773 Edison International 502,771
3,192 Entergy Corp 420,099
3,872 Essential Utilities, Inc 149,343
3,168 Evergy, Inc 196,448
5,967 Eversource Energy 406,054
15,293 Exelon Corp 620,131
8,477 FirstEnergy Corp 375,955
572 Genie Energy Ltd 9,295
765 Global Water Resources, Inc 9,631
1,594 Hawaiian Electric Industries, Inc 15,430
772 Idacorp, Inc 79,585
685 MGE Energy, Inc 62,643
240 Middlesex Water Co 15,658
1,443 (a) Montauk Renewables, Inc 7,518
1,095 National Fuel Gas Co 66,368
1,561 New Jersey Resources Corp 73,679
32,340 NextEra Energy, Inc 2,733,700
6,256 NiSource, Inc 216,770
666 Northwest Natural Holding Co 27,186
812 NorthWestern Corp 46,463
3,514 NRG Energy, Inc 320,125
3,276 OGE Energy Corp 134,382
919 ONE Gas, Inc 68,392
846 Ormat Technologies, Inc 65,091
743 Otter Tail Corp 58,073
31,893 PG&E Corp 630,525
1,897 Pinnacle West Capital Corp 168,055
1,358 PNM Resources, Inc 59,440
1,712 Portland General Electric Co 82,005
11,333 PPL Corp 374,896
7,737 Public Service Enterprise Group, Inc 690,218
250 (a) Pure Cycle Corp 2,693
191 RGC Resources, Inc 4,311
9,724 Sempra Energy 813,218
505 SJW Corp 29,346
16,894 Southern Co 1,523,501
1,078 Southwest Gas Holdings Inc 79,513
880 Spire, Inc 59,215
1,678 (a),(b) Sunnova Energy International, Inc 16,344
3,105 UGI Corp 77,687
537 Unitil Corp 32,531
5,252 Vistra Corp 622,572
4,811 WEC Energy Group, Inc 462,722
8,862 Xcel Energy, Inc 578,689

Stock Index

See Notes to Portfolio of Investments
Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
203 York Water Co $ 7,604
TOTAL UTILITIES 21,044,650
TOTAL COMMON STOCKS
(Cost $219,322,341) 865,615,111
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
735 (c) AstraZeneca plc 02/20/29 228
854 (c) Chinook Therapeutics, Inc 8
145 (c) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 245
TOTAL RIGHTS/WARRANTS
(Cost $237) 245
TOTAL LONG-TERM INVESTMENTS
(Cost $219,322,578) 865,615,356
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
TREASURY DEBT - 0.8%
$ 6,782,000 United States Treasury Bill 0 .000% 10/01/24 6,782,000
TOTAL TREASURY DEBT 6,782,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,782,000) 6,782,000
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,034,759 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (f) 1,034,759
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,034,759) 1,034,759
TOTAL INVESTMENTS - 100.2%
(Cost $227,139,337) 873,432,115
OTHER ASSETS & LIABILITIES, NET - (0.2)% (2,068,908)
NET ASSETS - 100.0% $ 871,363,207
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,834,485.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 22 12/20/24  $ 6,302,793 $ 6,395,675 $ 92,882

Notes to Portfolios of Investments September 30, 2024
Nuveen Life Funds

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Balanced
Registered investment companies $66,799,287 $— $— $66,799,287
Total $66,799,287 $— $— $66,799,287
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $3,559,968 $— $3,559,968
Corporate bonds — 70,915,133 — 70,915,133
Government bonds — 99,296,875 — 99,296,875
Structured assets — 27,610,731 — 27,610,731
Preferred stocks 69,134 — — 69,134
Short-Term Investments
:
Government agency debt — 2,507,676 — 2,507,676
Investments purchased with collateral from securities lending 909,331 — — 909,331
Investments in Derivatives
:
Forward foreign currency contracts* — (1,907) — (1,907)
Credit default swap contracts* — 5,116 — 5,116
Total $978,465 $203,893,592 $— $204,872,057
1 1 1 1 1
Core Equity
Long-Term Investments
:
Common stocks $217,969,119 $— $— $217,969,119
Short-Term Investments
:
Treasury debt — 1,191,000 — 1,191,000
Total $217,969,119 $1,191,000 $— $219,160,119
1 1 1 1 1
Growth Equity
Long-Term Investments
:
Common stocks $165,027,802 $11,201,854 $— $176,229,656
Short-Term Investments
:
Government agency debt — 2,349,696 — 2,349,696
Investments purchased with collateral from securities lending 10,892 — — 10,892
Total $165,038,694 $13,551,550 $— $178,590,244
1 1 1 1 1

Nuveen Life Funds

Notes to Portfolios of Investments September 30, 2024
(continued)
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $15,036,234 $135,150,603 $— $150,186,837
Short-Term Investments
:
Government agency debt — 2,318,700 — 2,318,700
Total $15,036,234 $137,469,303 $— $152,505,537
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $98,999,739 $— $— $98,999,739
Short-Term Investments
:
Government agency debt — 768,901 — 768,901
Investments in Derivatives
:
Futures contracts* 12,365 — — 12,365
Total $99,012,104 $768,901 $— $99,781,005
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $87,048,693 $— $— $87,048,693
Short-Term Investments
:
Government agency debt — 456,941 — 456,941
Total $87,048,693 $456,941 $— $87,505,634
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $72,295,158 $— $— $72,295,158
Short-Term Investments
:
Government agency debt — 1,059,863 — 1,059,863
Total $72,295,158 $1,059,863 $— $73,355,021
1 1 1 1 1
Small Cap Equity
Long-Term Investments
:
Common stocks $68,473,917 $— $— $68,473,917
Short-Term Investments
:
Treasury debt — 2,418,000 — 2,418,000
Investments purchased with collateral from securities lending 389,319 — — 389,319
Investments in Derivatives
:
Futures contracts* 35,404 — — 35,404
Total $68,898,640 $2,418,000 $— $71,316,640
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $865,612,698 $— $2,413 $865,615,111
Rights/Warrants — — 245 245
Short-Term Investments
:
Treasury debt — 6,782,000 — 6,782,000
Investments purchased with collateral from securities lending 1,034,759 — — 1,034,759
Investments in Derivatives
:
Futures contracts* 92,882 — — 92,882
Total $866,740,339 $6,782,000 $2,658 $873,524,997
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
A10942-D (11/23)